As filed with the Securities and Exchange Commission on August 28, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

GuideMark® Large Cap Core Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	COMMON STOCKS—94.49%
	Aerospace & Defense—2.15%
5,299	Boeing Co.	$1,777,867
4,616	BWX Technologies, Inc.	287,669
1,885	Curtiss-Wright Corp.	224,353
831	General Dynamics Corp.	154,907
1,742	Harris Corp.	251,789
3,978	HEICO Corp. (a)	290,079
5,590	HEICO Corp.—Class A	340,710
3,307	Hexcel Corp. (a)	219,519
1,399	L3 Technologies, Inc.	269,056
1,617	Lockheed Martin Corp.	477,710
1,269	Northrop Grumman Corp.	390,471
2,212	Raytheon Co.	427,314
2,403	Rockwell Collins, Inc.	323,636
3,279	Spirit AeroSystems Holdings, Inc.—Class A	281,699
655	Teledyne Technologies, Inc. (b)	130,384
5,121	Textron, Inc.	337,525
647	TransDigm Group, Inc.	223,306
2,791	United Technologies Corp.	348,959

		6,756,953

	Air Freight & Logistics—0.38%
4,858	C.H. Robinson Worldwide, Inc.	406,420
1,367	Expeditors International of Washington, Inc.	99,928
1,673	FedEx Corp.	379,871
3,130	XPO Logistics, Inc. (b)	313,564

		1,199,783

	Airlines—0.64%
3,425	Alaska Air Group, Inc.	206,836
5,300	Copa Holdings SA—Class A	501,486
7,343	Delta Air Lines, Inc.	363,772

34,862	JetBlue Airways Corp. (b)	661,681
5,419	Southwest Airlines Co.	275,718

		2,009,493

	Auto Components—0.16%
1,478	Aptiv Plc	135,429
4,016	Gentex Corp.	92,448
1,521	Lear Corp.	282,617

		510,494

	Automobiles—0.22%
54,522	Ford Motor Co.	603,559
895	Thor Industries, Inc.	87,164

		690,723

	Banks—4.00%
86,978	Bank of America Corp.	2,451,910
6,215	BankUnited, Inc.	253,883
3,195	BB&T Corp.	161,156
11,730	Citigroup, Inc.	784,971
5,507	Citizens Financial Group, Inc.	214,222
1,599	Comerica, Inc.	145,381
13,688	Fifth Third Bancorp	392,845
6,847	Huntington Bancshares, Inc.	101,062
34,258	JPMorgan Chase & Co.	3,569,684
10,876	KeyCorp	212,517
644	M&T Bank Corp.	109,577
3,657	PNC Financial Services Group, Inc.	494,061
12,499	Regions Financial Corp.	222,232
3,299	SunTrust Banks, Inc.	217,800
519	SVB Financial Group (b)	149,866
1,153	Synovus Financial Corp.	60,913
10,981	TCF Financial Corp.	270,352
9,788	U.S. Bancorp (a)	489,596
2,687	Umpqua Holdings Corp.	60,699
37,211	Wells Fargo & Co.	2,062,978
2,387	Zions Bancorporation (a)	125,771

		12,551,476

	Beverages—1.32%
5,084	Brown-Forman Corp.—Class A	248,404
7,833	Brown-Forman Corp.—Class B	383,895

1,548	Constellation Brands, Inc.—Class A	338,811
2,272	Dr. Pepper Snapple Group, Inc.	277,184
11,052	Molson Coors Brewing Co.—Class B (a)	751,978
8,084	Monster Beverage Corp. (b)	463,213
10,128	PepsiCo, Inc.	1,102,636
12,810	The Coca-Cola Co.	561,847

		4,127,968

	Biotechnology—1.59%
678	Agios Pharmaceuticals, Inc. (b)	57,108
1,868	Alkermes Plc (b)	76,887
5,208	Amgen, Inc.	961,345
2,207	Biogen, Inc. (b)	640,560
392	Bluebird Bio, Inc. (b)	61,524
5,110	Celgene Corp. (b)	405,836
14,326	Gilead Sciences, Inc.	1,014,854
2,204	Neurocrine Biosciences, Inc. (b)	216,521
1,772	Sarepta Therapeutics, Inc. (b)	234,223
3,648	Seattle Genetics, Inc. (b)	242,191
3,950	United Therapeutics Corp. (b)	446,942
3,611	Vertex Pharmaceuticals, Inc. (b)	613,725

		4,971,716

	Building Products—0.59%
2,381	A. O. Smith Corp.	140,836
2,446	Allegion Plc	189,223
4,021	Armstrong World Industries, Inc. (b)	254,127
1,934	Lennox International, Inc. (a)	387,090
6,400	Masco Corp.	239,488
8,076	Owens Corning, Inc.	511,776
2,708	USG Corp. (b)	116,769

		1,839,309

	Capital Markets—2.56%
1,782	Ameriprise Financial, Inc.	249,266
714	BlackRock, Inc.	356,315
3,380	Cboe Global Markets, Inc.	351,757
2,546	CME Group, Inc.	417,340
5,454	E*TRADE Financial Corp. (b)	333,567
4,676	Eaton Vance Corp.	244,041
1,740	Evercore Partners, Inc.—Class A	183,483

2,038	FactSet Research Systems, Inc.	403,728
2,193	Intercontinental Exchange, Inc.	161,295
2,290	Invesco Ltd.	60,822
2,319	Lazard Ltd.—Class A	113,422
11,043	Legg Mason, Inc.	383,523
5,784	LPL Financial Holdings, Inc. (a)	379,083
1,135	MarketAxess Holdings, Inc.	224,571
2,479	Moody’s Corp.	422,818
6,875	Morgan Stanley	325,875
2,098	Morningstar, Inc.	269,069
4,098	MSCI, Inc.	677,932
670	Raymond James Financial, Inc.	59,865
4,749	S&P Global, Inc.	968,274
4,793	SEI Investments Co.	299,658
4,458	T. Rowe Price Group, Inc.	517,529
3,659	TD Ameritrade Holding Corp. (a)	200,403
1,184	The Bank of New York Mellon Corp.	63,853
5,139	The Charles Schwab Corp.	262,603
3,152	Virtu Financial, Inc.—Class A	83,686

		8,013,778

	Chemicals—0.72%
2,852	CF Industries Holdings, Inc.	126,629
5,793	DowDuPont, Inc.	381,875
1,513	Eastman Chemical Co.	151,239
1,295	Ecolab, Inc.	181,727
12,081	Huntsman Corp.	352,765
967	International Flavors & Fragrances, Inc.	119,869
802	LyondellBasell Industries NV—Class A	88,100
370	NewMarket Corp. (a)	149,665
1,175	PPG Industries, Inc. (a)	121,883
605	Praxair, Inc.	95,681
3,878	RPM International, Inc.	226,165
5,630	Valvoline, Inc. (a)	121,439
1,406	Westlake Chemical Corp.	151,328

		2,268,365

	Commercial Services & Supplies—0.68%
2,214	Avery Dennison Corp.	226,049
1,378	Cintas Corp.	255,027

1,142	Clean Harbors, Inc. (b)	63,438
2,496	Copart, Inc. (b)	141,174
1,154	KAR Auction Services, Inc.	63,239
15,756	Rollins, Inc.	828,451
4,522	Stericycle, Inc. (b)	295,241
3,356	Waste Management, Inc.	272,977

		2,145,596

	Communications Equipment—1.42%
2,387	Arista Networks, Inc. (a)(b)	614,629
22,099	ARRIS International Plc (b)	540,210
36,455	Cisco Systems, Inc.	1,568,659
3,219	CommScope Holding Co., Inc. (a)(b)	94,011
3,150	F5 Networks, Inc. (b)	543,218
12,014	Juniper Networks, Inc.	329,424
1,263	Motorola Solutions, Inc.	146,975
1,307	Palo Alto Networks, Inc. (b)	268,549
1,545	QUALCOMM, Inc.	86,705
3,029	Ubiquiti Networks, Inc. (a)(b)	256,617

		4,448,997

	Construction & Engineering—0.49%
28,288	AECOM (a)(b)	934,353
3,276	Fluor Corp.	159,803
7,051	Jacobs Engineering Group, Inc.	447,668

		1,541,824

	Consumer Finance—0.91%
21,372	Ally Financial, Inc.	561,442
2,864	American Express Co.	280,672
1,060	Credit Acceptance Corp. (a)(b)	374,604
2,265	Discover Financial Services	159,479
39,101	Navient Corp.	509,486
42,047	Santander Consumer USA Holdings, Inc.	802,677
5,266	Synchrony Financial (a)	175,779

		2,864,139

	Containers & Packaging—0.21%
711	AptarGroup, Inc.	66,393
1,746	Ball Corp.	62,070
7,973	Owens-Illinois, Inc. (b)	134,026
1,974	Packaging Corp. of America	220,674

2,348	Silgan Holdings, Inc.	62,997
1,843	WestRock Co.	105,088

		651,248

	Distributors—0.15%
2,757	Genuine Parts Co.	253,065
6,568	LKQ Corp. (b)	209,519

		462,584

	Diversified Consumer Services—0.38%
2,591	Bright Horizons Family Solutions, Inc. (b)	265,630
812	Graham Holdings Co.—Class B	475,913
561	Grand Canyon Education, Inc. (b)	62,613
12,045	H&R Block, Inc.	274,385
1,915	ServiceMaster Global Holdings, Inc. (b)	113,885

		1,192,426

	Diversified Financial Services—0.34%
4,724	Interactive Brokers Group, Inc.—Class A	304,273
20,013	Jefferies Financial Group, Inc.	455,096
2,576	NASDAQ OMX Group, Inc.	235,111
1,277	Voya Financial, Inc.	60,019

		1,054,499

	Diversified Telecommunication Services—0.76%
40,387	AT&T, Inc.	1,296,826
21,664	Verizon Communications, Inc. (a)	1,089,916

		2,386,742

	Electric Utilities—0.85%
2,569	American Electric Power Co., Inc.	177,903
4,035	Avangrid, Inc.	213,573
3,587	Duke Energy Corp.	283,660
2,208	Edison International	139,700
1,604	Entergy Corp.	129,587
1,457	Eversource Energy	85,395
8,330	Exelon Corp.	354,858
5,861	FirstEnergy Corp.	210,469
2,713	Hawaiian Electric Industries, Inc.	93,056
3,242	NextEra Energy, Inc. (a)	541,511
2,641	PG&E Corp.	112,401
4,054	Southern Co.	187,741
2,827	Xcel Energy, Inc.	129,137

		2,658,991

	Electrical Equipment—0.74%
2,611	Acuity Brands, Inc.	302,537
3,569	Agilent Technologies, Inc.	220,707
3,460	AMETEK, Inc.	249,674
1,115	Eaton Corp. Plc	83,335
2,721	Emerson Electric Co. (a)	188,130
9,159	Regal Beloit Corp.	749,206
1,419	Rockwell Automation, Inc.	235,880
1,074	Roper Industries, Inc.	296,327

		2,325,796

	Electronic Equipment, Instruments & Components—0.80%
2,891	Amphenol Corp.—Class A	251,951
2,290	CDW Corp.	185,009
6,914	Cognex Corp.	308,433
1,269	Coherent, Inc. (b)	198,497
3,014	Dolby Laboratories, Inc.—Class A (a)	185,934
4,895	FLIR Systems, Inc.	254,393
1,517	IPG Photonics Corp. (b)	334,696
2,136	Keysight Technologies, Inc. (b)	126,088
11,110	National Instruments Corp.	466,398
1,353	Zebra Technologies Corp.—Class A (b)	193,817

		2,505,216

	Energy Equipment & Services—0.39%
7,736	RPC, Inc. (a)	112,714
83,348	Transocean, Ltd. (a)(b)	1,120,197

		1,232,911

	Food & Staples Retailing—2.25%
2,274	Casey’s General Stores, Inc. (a)	238,952
4,791	Costco Wholesale Corp.	1,001,223
10,205	CVS Health Corp.	656,692
21,017	Kroger Co.	597,934
18,631	Sprouts Farmers Market, Inc. (b)	411,186
9,976	SYSCO Corp. (a)	681,261
22,313	US Foods Holding Corp. (b)	843,878
13,333	Walgreens Boots Alliance, Inc.	800,180
21,471	Walmart, Inc.	1,838,991

		7,070,297

	Food Products—1.44%
1,486	Archer-Daniels-Midland Co.	68,103
1,963	Campbell Soup Co. (a)	79,580
19,573	Flowers Foods, Inc. (a)	407,706
3,431	Hershey Co.	319,289
2,490	Hormel Foods Corp. (a)	92,653
2,670	Ingredion, Inc.	295,569
968	Kellogg Co. (a)	67,634
4,456	Lamb Weston Holdings, Inc.	305,281
30,575	Pilgrim’s Pride Corp. (b)	615,475
8,205	Post Holdings, Inc. (a)(b)	705,794
2,103	The J.M. Smucker Co. (a)	226,030
20,741	TreeHouse Foods, Inc. (b)	1,089,110
3,317	Tyson Foods, Inc.—Class A	228,375

		4,500,599

	Gas Utilities—0.09%
5,718	UGI Corp.	297,736

	Health Care Equipment & Supplies—2.58%
2,482	ABIOMED, Inc. (b)	1,015,262
3,489	Align Technology, Inc. (b)	1,193,726
5,561	Baxter International, Inc.	410,624
718	Becton Dickinson and Co.	172,004
6,717	Boston Scientific Corp. (b)	219,646
2,742	Cantel Medical Corp.	269,703
952	Danaher Corp.	93,943
4,096	DexCom, Inc. (a)(b)	389,038
2,958	Edwards Lifesciences Corp. (a)(b)	430,596
2,482	Hill-Rom Holdings, Inc.	216,778
647	ICU Medical, Inc. (b)	189,992
3,271	IDEXX Laboratories, Inc. (b)	712,882
1,716	Insulet Corp. (b)	147,061
1,815	Intuitive Surgical, Inc. (b)	868,441
1,609	Masimo Corp. (b)	157,119
739	Medtronic Plc	63,266
1,940	Penumbra, Inc. (b)	268,011
764	ResMed, Inc.	79,135
1,446	STERIS Plc (a)	151,844
3,782	Stryker Corp. (a)	638,629
565	Teleflex, Inc. (a)	151,539
2,248	Varian Medical Systems, Inc. (a)(b)	255,643

		8,094,882

	Health Care Providers & Services—3.50%
2,187	Aetna, Inc.	401,315
3,268	Anthem, Inc.	777,882
11,083	Cardinal Health, Inc. (a)	541,183
6,515	Centene Corp. (b)	802,713
2,084	Cerner Corp. (b)	124,602
1,240	Chemed Corp.	399,044
3,028	CIGNA Corp.	514,609
1,349	DaVita, Inc. (b)	93,675
939	Encompass Health Corp.	63,589
15,142	Envision Healthcare Corp. (b)	666,399
10,728	Express Scripts Holding Co. (b)	828,309
3,156	Henry Schein, Inc. (a)(b)	229,252
3,495	Humana, Inc.	1,040,217
482	Laboratory Corp. of America Holdings (b)	86,533
3,406	McKesson Corp.	454,360
11,592	MEDNAX, Inc. (b)	501,702
1,240	Molina Healthcare, Inc. (b)	121,446
11,210	UnitedHealth Group, Inc.	2,750,261
2,391	WellCare Health Plans, Inc. (b)	588,760

		10,985,851

	Health Care Technology—0.17%
2,096	athenahealth, Inc. (b)	333,558
2,583	Veeva Systems, Inc.—Class A (b)	198,529

		532,087

	Hotels, Restaurants & Leisure—2.15%
5,570	Carnival Corp.	319,217
5,783	Choice Hotels International, Inc.	437,195
2,970	Darden Restaurants, Inc.	317,968
3,042	Domino’s Pizza, Inc.	858,361
9,721	Extended Stay America, Inc.	210,071
5,205	Hilton Grand Vacations, Inc. (b)	180,614
3,436	Hilton Worldwide Holdings, Inc.	271,994
3,283	Hyatt Hotels Corp.—Class A	253,283
3,501	Las Vegas Sands Corp.	267,336

3,914	Marriott International, Inc.—Class A	495,512
6,999	McDonald’s Corp.	1,096,673
2,602	MGM Resorts International	75,536
1,286	Norwegian Cruise Line Holdings, Ltd. (b)	60,764
1,284	Royal Caribbean Cruises Ltd.	133,022
8,449	Starbucks Corp. (a)	412,734
4,973	Wyndham Destinations, Inc.	220,155
2,102	Wyndham Hotels & Resorts, Inc.	123,661
1,407	Wynn Resorts Ltd.	235,447
7,712	Yum China Holdings, Inc. (a)	296,604
5,952	Yum! Brands, Inc.	465,565

		6,731,712

	Household Durables—0.63%
3,571	DR Horton, Inc.	146,411
1,261	Garmin Ltd.	76,921
1,993	Lennar Corp.—Class A	104,632
179	NVR, Inc. (b)	531,693
14,170	PulteGroup, Inc.	407,387
4,251	Tempur Sealy International, Inc. (a)(b)	204,261
13,734	Toll Brothers, Inc.	508,021

		1,979,326

	Household Products—0.72%
2,753	Clorox Co.	372,343
8,417	Colgate-Palmolive Co. (a)	545,506
4,108	Energizer Holdings, Inc.	258,640
3,179	Kimberly-Clark Corp.	334,876
9,475	Procter & Gamble Co.	739,618

		2,250,983

	Independent Power and Renewable Electricity Producers—0.68%
17,303	AES Corp.	232,033
19,746	NRG Energy, Inc.	606,202
55,381	Vistra Energy Corp. (b)	1,310,315

		2,148,550

	Industrial Conglomerates—0.60%
4,636	3M Co.	911,994
12,121	General Electric Co.	164,967
5,031	Honeywell International, Inc.	724,715
20	Seaboard Corp.	79,255

		1,880,931

	Insurance—2.95%
7,820	Aflac, Inc.	336,416
6,441	Allstate Corp.	587,870
1,223	American Financial Group, Inc.	131,265
1,091	American National Insurance Co.	130,473
1,100	Arthur J. Gallagher & Co.	71,808
717	Assurant, Inc.	74,202
5,651	Assured Guaranty, Ltd.	201,910
2,452	Athene Holding, Ltd.—Class A (b)	107,496
18,674	Berkshire Hathaway, Inc.—Class B (b)	3,485,502
7,024	Brown & Brown, Inc.	194,776
1,580	CNA Financial Corp.	72,174
1,170	Erie Indemnity Co.—Class A (a)	137,194
4,450	First American Financial Corp.	230,154
7,266	FNF Group	273,347
5,221	Lincoln National Corp.	325,007
81	Markel Corp. (b)	87,832
5,543	Marsh & McLennan Cos., Inc. (a)	454,360
5,118	MetLife, Inc. (a)	223,145
7,824	Old Republic International Corp.	155,776
1,716	Principal Financial Group, Inc.	90,862
9,037	Progressive Corp.	534,539
4,747	Prudential Financial, Inc.	443,892
3,068	Reinsurance Group of America, Inc.	409,517
1,889	The Hanover Insurance Group, Inc. (a)	225,849
6,774	Unum Group	250,570

		9,235,936

	Internet & Direct Marketing Retail—3.80%
4,039	Amazon.com, Inc. (b)	6,865,492
609	Booking Holdings, Inc. (b)	1,234,498
2,144	Expedia Group, Inc.	257,688
3,937	Netflix, Inc. (b)	1,541,060
28,759	Qurate Retail, Inc. (b)	610,266
8,085	TripAdvisor, Inc. (a)(b)	450,415
8,153	Wayfair, Inc.—Class A (a)(b)	968,250

		11,927,669

	Internet Software & Services—5.17%
4,182	2U, Inc. (b)	349,448
6,161	Akamai Technologies, Inc. (b)	451,170
2,976	Alphabet, Inc.—Class A (b)	3,360,469
3,018	Alphabet, Inc.—Class C (b)	3,367,032
877	CoStar Group, Inc. (b)	361,877
3,422	DocuSign, Inc. (a)(b)	181,195
8,729	eBay, Inc. (b)	316,514
25,580	Facebook, Inc.—Class A (b)	4,970,706
2,577	GoDaddy, Inc.—Class A (b)	181,936
2,503	GrubHub, Inc. (b)	262,590
3,872	IAC InterActive Corp. (b)	590,441
1,192	LogMeIn, Inc.	123,074
9,738	Match Group, Inc. (a)(b)	377,250
5,757	Nutanix, Inc.—Class A (b)	296,888
4,755	Okta, Inc. (b)	239,509
1,728	Twilio, Inc.—Class A (b)	96,803
8,740	Twitter, Inc. (b)	381,676
2,089	VeriSign, Inc. (b)	287,070

		16,195,648

	IT Services—4.37%
8,650	Accenture Plc—Class A	1,415,053
1,038	Alliance Data Systems Corp.	242,062
2,222	Amdocs Ltd.	147,074
1,377	Automatic Data Processing, Inc.	184,711
1,173	Black Knight, Inc. (b)	62,814
12,439	Booz Allen Hamilton Holding Corp.—Class A	543,957
3,063	Broadridge Financial Solutions, Inc.	352,551
7,804	Cognizant Technology Solutions Corp.—Class A	616,438
55,402	Conduent, Inc. (b)	1,006,654
6,780	CoreLogic, Inc. (b)	351,882
13,528	DXC Technology Co.	1,090,492
521	EPAM Systems, Inc. (b)	64,776
1,549	Euronet Worldwide, Inc. (a)(b)	129,760
3,645	Fidelity National Information Services, Inc. (a)	386,479
12,388	First Data Corp.—Class A (a)(b)	259,281
1,768	Fiserv, Inc. (b)	130,991
548	FleetCor Technologies, Inc. (a)(b)	115,436
511	Gartner, Inc. (b)	67,912

9,618	Genpact, Ltd.	278,249
1,182	Global Payments, Inc. (a)	131,781
3,636	Leidos Holdings, Inc.	214,524
8,227	MasterCard, Inc.—Class A	1,616,770
9,213	PayPal Holdings, Inc. (b)	767,167
13,280	Square, Inc.—Class A (a)(b)	818,579
5,473	T-Mobile USA, Inc. (b)	327,012
4,200	Total System Services, Inc.	354,984
12,013	Visa, Inc.—Class A	1,591,122
1,545	WEX, Inc. (a)(b)	294,292
1,746	Worldpay, Inc.—Class A (b)	142,788

		13,705,591

	Leisure Products—0.37%
2,119	Brunswick Corp.	136,633
3,059	Hasbro, Inc. (a)	282,376
2,183	Polaris Industries, Inc.	266,719
3,056	Pool Corp. (a)	462,984

		1,148,712

	Life Sciences Tools & Services—0.80%
652	Bio-Techne Corp.	96,464
11,458	Bruker Corp.	332,740
1,928	Charles River Laboratories International, Inc. (b)	216,437
687	Illumina, Inc. (b)	191,872
2,733	IQVIA Holdings, Inc. (b)	272,808
1,039	Mettler-Toledo International, Inc. (b)	601,197
2,795	Thermo Fisher Scientific, Inc.	578,956
1,175	Waters Corp. (b)	227,468

		2,517,942

	Machinery—1.85%
10,234	AGCO Corp.	621,408
3,729	Caterpillar, Inc.	505,913
8,777	Colfax Corp. (b)	269,015
838	Cummins, Inc.	111,454
2,504	Deere & Co.	350,059
4,671	Donaldson Co., Inc.	210,755
943	Dover Corp.	69,028
5,003	Fortive Corp.	385,781
4,433	Gardner Denver Holdings, Inc. (b)	130,286

12,199	Graco, Inc.	551,639
1,774	IDEX Corp.	242,116
1,838	Illinois Tool Works, Inc.	254,637
3,194	Ingersoll-Rand Plc	286,598
2,292	Lincoln Electric Holdings, Inc. (a)	201,146
697	Nordson Corp.	89,502
852	Parker-Hannifin Corp.	132,784
920	Snap-on, Inc. (a)	147,862
876	Stanley Black & Decker, Inc.	116,342
10,755	Terex Corp.	453,753
6,721	Toro Co. (a)	404,940
3,794	Xylem, Inc.	255,640

		5,790,658

	Marine—0.07%
2,468	Kirby Corp. (a)(b)	206,325

	Media—1.21%
88	Cable One, Inc.	64,530
14,841	Comcast Corp.—Class A	486,933
4,068	John Wiley & Sons, Inc.—Class A	253,843
4,909	Liberty Media Corp.—Class A (b)	221,150
5,517	Liberty Media Corp.—Class C (a)(b)	250,251
4,423	Lions Gate Entertainment Corp.—Class A (a)	109,779
4,874	Lions Gate Entertainment Corp.—Class B	114,344
4,607	Live Nation Entertainment, Inc. (b)	223,762
7,891	News Corp.—Class A	122,311
7,768	News Corp.—Class B	123,123
31,816	Sirius XM Holdings, Inc. (a)	215,394
344	The Madison Square Garden Co.—Class A (b)	106,705
5,915	The Walt Disney Co.	619,951
3,909	Twenty-First Century Fox, Inc.—Class A	194,238
1,965	Twenty-First Century Fox, Inc.—Class B	96,816
6,210	Viacom, Inc.—Class A (a)	220,145
12,588	Viacom, Inc.—Class B	379,654

		3,802,929

	Metals & Mining—0.62%
15,474	Alcoa Corp. (b)	725,421
18,878	Freeport-McMoRan, Inc.	325,834
3,505	Newmont Mining Corp.	132,174

697	Reliance Steel & Aluminum Co.	61,015
2,261	Royal Gold, Inc. (a)	209,911
3,106	Southern Copper Corp. (a)	145,578
3,371	Steel Dynamics, Inc.	154,898
5,612	United States Steel Corp.	195,017

		1,949,848

	Multiline Retail—1.70%
4,595	Burlington Stores, Inc. (b)	691,685
5,467	Dollar General Corp.	539,046
5,414	Dollar Tree, Inc. (b)	460,190
15,954	Kohl’s Corp.	1,163,047
34,619	Macy’s, Inc.	1,295,789
8,667	Nordstrom, Inc. (a)	448,777
9,722	Target Corp. (a)	740,039

		5,338,573

	Multi-Utilities—0.50%
1,359	Ameren Corp.	82,695
4,758	CenterPoint Energy, Inc.	131,844
1,918	CMS Energy Corp.	90,683
2,956	Consolidated Edison, Inc.	230,509
1,880	DTE Energy Co. (a)	194,824
7,314	MDU Resources Group, Inc.	209,766
3,284	NiSource, Inc. (a)	86,304
4,660	Public Service Enterprise Group, Inc.	252,292
1,255	Sempra Energy	145,718
2,105	WEC Energy Group, Inc.	136,088

		1,560,723

	Oil, Gas & Consumable Fuels—3.82%
3,453	Anadarko Petroleum Corp.	252,932
1,524	Andeavor	199,918
11,791	Chevron Corp.	1,490,736
500	Concho Resources, Inc. (b)	69,175
7,663	ConocoPhillips	533,498
4,485	Continental Resources, Inc. (a)(b)	290,448
1,498	Devon Energy Corp.	65,852
516	Diamondback Energy, Inc.	67,890
3,228	EOG Resources, Inc.	401,660
22,512	Exxon Mobil Corp.	1,862,418

1,007	Hess Corp.	67,358
14,579	HollyFrontier Corp.	997,641
12,101	Marathon Oil Corp.	252,427
13,769	Marathon Petroleum Corp.	966,033
5,573	Occidental Petroleum Corp.	466,349
3,702	ONEOK, Inc.	258,511
25,910	PBF Energy, Inc.—Class A	1,086,406
5,606	Phillips 66	629,610
516	Pioneer Natural Resources Co.	97,648
2,520	SM Energy Co.	64,739
13,217	Valero Energy Corp.	1,464,840
2,950	Whiting Petroleum Corp. (b)	155,524
12,626	WPX Energy, Inc. (b)	227,647

		11,969,260

	Paper & Forest Products—0.22%
14,390	Domtar Corp.	686,979

	Personal Products—0.63%
10,758	Herbalife Nutrition Ltd. (b)	577,920
7,191	Nu Skin Enterprises, Inc.—Class A	562,264
5,768	The Estee Lauder Cos., Inc.—Class A	823,036

		1,963,220

	Pharmaceuticals—3.79%
10,405	Abbott Laboratories	634,601
14,458	AbbVie, Inc.	1,339,534
4,866	Allergan Plc	811,260
16,092	Bristol-Myers Squibb Co.	890,531
7,314	Eli Lilly & Co.	624,104
357	Jazz Pharmaceuticals Plc (b)	61,511
28,323	Johnson & Johnson	3,436,713
14,269	Merck & Co., Inc.	866,128
22,040	Mylan NV (b)	796,526
3,465	Perrigo Co. Plc	252,633
43,437	Pfizer, Inc.	1,575,894
6,934	Zoetis, Inc.	590,707

		11,880,142

	Professional Services—0.58%
520	Equifax, Inc.	65,057
2,111	IHS Markit, Ltd. (b)	108,906

4,112	ManpowerGroup, Inc.	353,879
3,717	Nielsen Holdings Plc (a)	114,967
10,545	Robert Half International, Inc. (a)	686,480
2,131	The Dun & Bradstreet Corp.	261,367
2,119	Verisk Analytics, Inc. (b)	228,089

		1,818,745

	Real Estate Management & Development—0.63%
5,840	CBRE Group, Inc.—Class A (b)	278,802
4,343	Jones Lang LaSalle, Inc.	720,894
42,569	Realogy Holdings Corp. (a)	970,573

		1,970,269

	Road & Rail—0.60%
5,202	Genesee & Wyoming, Inc.—Class A (b)	423,027
1,792	J.B. Hunt Transport Services, Inc.	217,818
3,262	Landstar System, Inc.	356,210
2,069	Old Dominion Freight Line, Inc. (a)	308,198
3,392	Schneider National, Inc.—Class B	93,314
3,307	Union Pacific Corp. (a)	468,536

		1,867,103

	Semiconductors & Semiconductor Equipment—3.85%
31,520	Advanced Micro Devices, Inc. (a)(b)	472,485
16,954	Applied Materials, Inc.	783,105
1,839	Broadcom, Inc.	446,215
2,028	Cavium, Inc. (b)	175,422
13,289	First Solar, Inc. (b)	699,799
49,063	Intel Corp.	2,438,922
3,378	KLA-Tencor Corp.	346,346
3,811	Lam Research Corp. (a)	658,731
7,900	Marvell Technology Group, Ltd. (a)	169,376
2,085	Maxim Integrated Products, Inc.	122,306
785	Microchip Technology, Inc. (a)	71,396
24,769	Micron Technology, Inc. (a)(b)	1,298,886
1,312	MKS Instruments, Inc.	125,558
5,993	NVIDIA Corp.	1,419,742
18,196	ON Semiconductor Corp. (a)(b)	404,588
1,996	Qorvo, Inc. (a)(b)	160,019
4,658	Skyworks Solutions, Inc.	450,196
10,834	Teradyne, Inc. (a)	412,450

10,735	Texas Instruments, Inc.	1,183,534
6,085	Versum Materials, Inc.	226,058

		12,065,134

	Software—7.84%
6,063	Activision Blizzard, Inc.	462,728
5,500	Adobe Systems, Inc. (b)	1,340,955
1,716	ANSYS, Inc. (a)(b)	298,893
5,976	Aspen Technology, Inc. (b)	554,214
5,554	Atlassian Corp. Plc—Class A (b)	347,236
1,932	Autodesk, Inc. (b)	253,266
3,368	CA, Inc.	120,069
13,795	Cadence Design System, Inc. (b)	597,461
1,236	CDK Global, Inc.	80,402
3,280	Citrix Systems, Inc. (a)(b)	343,875
18,270	Dell Technologies, Inc.—Class V (b)	1,545,277
3,993	Electronic Arts, Inc. (b)	563,093
973	Fair Isaac Corp. (b)	188,100
6,814	Fortinet, Inc. (b)	425,398
828	Guidewire Software, Inc. (a)(b)	73,510
3,759	Intuit, Inc.	767,983
2,523	Jack Henry & Associates, Inc.	328,898
9,498	Manhattan Associates, Inc. (a)(b)	446,501
80,051	Microsoft Corp.	7,893,829
28,274	Nuance Communications, Inc. (b)	392,585
24,959	Oracle Corp.	1,099,694
625	Paycom Software, Inc. (b)	61,769
2,300	Pegasystems, Inc.	126,040
800	Proofpoint, Inc. (b)	92,248
1,679	PTC, Inc. (b)	157,507
3,447	RealPage, Inc. (b)	189,930
4,737	Red Hat, Inc. (b)	636,511
4,758	RingCentral, Inc.—Class A (b)	334,725
8,129	salesforce.com, Inc. (a)(b)	1,108,796
4,209	ServiceNow, Inc. (a)(b)	725,926
4,446	Splunk, Inc. (b)	440,643
1,931	SS&C Technologies Holdings, Inc.	100,219
8,426	Symantec Corp.	173,997
5,257	Synopsys, Inc. (b)	449,841

4,567	Tableau Software, Inc.—Class A (a)(b)	446,424
3,087	Take-Two Interactive Software, Inc. (b)	365,377
749	The Ultimate Software Group, Inc. (b)	192,725
446	Tyler Technologies, Inc. (b)	99,057
2,720	VMware, Inc.—Class A (a)(b)	399,758
924	Workday, Inc.—Class A (b)	111,915
4,573	Zendesk, Inc. (b)	249,183

		24,586,558

	Specialty Retail—4.03%
2,868	Advance Auto Parts, Inc.	389,188
7,873	AutoNation, Inc. (a)(b)	382,470
618	AutoZone, Inc. (b)	414,635
7,651	Best Buy Co., Inc.	570,612
16,112	Dick’s Sporting Goods, Inc. (a)	567,948
7,130	Floor & Decor Holdings, Inc.—Class A (b)	351,723
13,176	Foot Locker, Inc.	693,716
7,797	L Brands, Inc. (a)	287,553
8,255	Lowe’s Cos., Inc.	788,930
1,892	O’Reilly Automotive, Inc. (b)	517,595
9,751	Penske Automotive Group, Inc.	456,834
7,027	Ross Stores, Inc.	595,538
605	Sherwin-Williams Co.	246,580
13,889	The Gap, Inc.	449,865
11,642	The Home Depot, Inc.	2,271,354
18,963	The Michaels Cos., Inc. (a)(b)	363,521
7,233	The TJX Cos., Inc.	688,437
3,545	Tiffany & Co.	466,522
6,781	Tractor Supply Co.	518,679
1,816	Ulta Beauty, Inc. (b)	423,963
16,573	Urban Outfitters, Inc. (b)	738,327
7,145	Williams Sonoma, Inc. (a)	438,560

		12,622,550

	Technology Hardware, Storage & Peripherals—4.15%
53,496	Apple, Inc.	9,902,644
5,016	Hewlett Packard Enterprise Co.	73,284
15,765	HP, Inc.	357,708
6,727	International Business Machines Corp.	939,762
5,760	NCR Corp. (a)(b)	172,685

3,363	NetApp, Inc.	264,096
2,728	Pure Storage, Inc.—Class A (b)	65,145
16,734	Teradata Corp. (b)	671,870
7,364	Western Digital Corp.	570,047

		13,017,241

	Textiles, Apparel & Luxury Goods—2.14%
4,849	Carter’s, Inc.	525,583
3,763	Columbia Sportswear Co.	344,202
6,941	lululemon athletica, Inc. (b)	866,584
8,989	Michael Kors Holdings Ltd. (b)	598,667
11,968	NIKE, Inc.—Class B (a)	953,610
2,582	PVH Corp.	386,577
6,358	Ralph Lauren Corp. (a)	799,328
11,450	Skechers U.S.A., Inc.—Class A (b)	343,615
7,857	Tapestry, Inc.	367,000
17,930	Under Armour, Inc.—Class A (a)(b)	403,066
18,447	Under Armour, Inc.—Class C (a)(b)	388,863
9,157	VF Corp.	746,479

		6,723,574

	Tobacco—0.32%
5,941	Altria Group, Inc.	337,389
8,358	Philip Morris International, Inc.	674,825

		1,012,214

	Trading Companies & Distributors—0.99%
9,399	Fastenal Co.	452,374
6,790	HD Supply Holdings, Inc. (b)	291,223
4,226	MSC Industrial Direct Co., Inc.—Class A	358,576
1,059	United Rentals, Inc. (b)	156,330
7,363	Univar, Inc. (b)	193,205
2,061	W.W. Grainger, Inc. (a)	635,613
1,505	Watsco, Inc.—Class A (a)	268,311
13,292	WESCO International, Inc. (b)	758,973

		3,114,605

	Wireless Telecommunication Services—0.23%
7,442	Telephone & Data Systems, Inc.	204,060
13,690	United States Cellular Corp. (b)	507,077

		711,137

	Total Common Stocks (Cost $218,294,803)	296,273,266

	INVESTMENT COMPANIES—3.27%
	Exchange Traded Funds—3.27%
41,085	Vanguard S&P 500 ETF	10,251,118

	Total Investment Companies (Cost $9,303,888)	10,251,118

	REAL ESTATE INVESTMENT TRUSTS—1.35%
	Real Estate Investment Trusts—1.35%
7,841	American Homes 4 Rent—Class A	173,913
950	American Tower Corp.	136,961
23,240	Annaly Capital Management, Inc.	239,139
1,574	Camden Property Trust (a)	143,439
22,621	Chimera Investment Corp.	413,512
1,944	Crown Castle International Corp.	209,602
3,949	CubeSmart	127,237
1,057	DCT Industrial Trust, Inc.	70,534
1,196	Digital Realty Trust, Inc.	133,450
6,217	Empire State Realty Trust, Inc.—Class A	106,311
1,760	Extra Space Storage, Inc.	175,666
4,459	Forest City Realty Trust, Inc.—Class A (a)	101,710
10,693	Hospitality Properties Trust	305,927
13,023	Host Hotels & Resorts, Inc.	274,395
1,296	Life Storage, Inc.	126,114
18,460	New Residential Investment Corp.	322,865
2,777	Park Hotels & Resorts, Inc.	85,059
1,128	Prologis, Inc.	74,098
6,119	Rayonier, Inc.	236,744
8,849	Retail Properties of America, Inc.—Class A	113,090
1,976	SBA Communications Corp. (a)(b)	326,277
7,632	Spirit Realty Capital, Inc.	61,285
1,143	Sun Communities, Inc.	111,877
10,064	Two Harbors Investment Corp.	159,011

	Total Real Estate Investment Trusts (Cost $3,932,790)	4,228,216

	SHORT TERM INVESTMENTS—0.73%
	Money Market Funds—0.73%
	Deutsche Government Money Market Series—Institutional Shares
2,303,410	Effective Yield, 1.81% (c)	2,303,410

	Total Short Term Investments (Cost $2,303,410)	2,303,410

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—9.43%
	Investments Purchased with Proceeds from Securities Lending—9.43%
	Mount Vernon Liquid Assets Portfolio, LLC
29,561,320	Effective Yield, 2.21% (c)	29,561,320

	Total Investments Purchased with Proceeds from Securities Lending (Cost $29,561,320)	29,561,320

	Total Investments (Cost $263,396,211)—109.27%	342,617,330
	Liabilities in Excess of Other Assets—(9.27)%	(29,075,226)

	TOTAL NET ASSETS—100.00%	$313,542,104

Percentages are stated as a percent of net assets.

(a) All or portion of this security is on loan.
(b) Non-income producing security.
(c) Seven-day yield as of June 30, 2018.

GuideMark® Emerging Markets Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	COMMON STOCKS—84.77%
	Brazil—4.53%
53,143	Ambev SA	$246,536
16,365	Banco Bradesco SA	102,182
18,352	Banco do Brasil SA	134,713
38,220	BB Seguridade Participacoes SA	242,588
38,400	Centrais Eletricas Brasileiras SA (a)	122,064
20,261	Cia de Saneamento Basico do Estado de Sao Paulo	121,752
11,274	Cosan SA Industria e Comercio	103,497
17,432	Embraer SA	108,845
11,532	Fibria Celulose SA	214,826
97,234	JBS SA	230,808
30,751	Localiza Rent a Car SA	187,644
37,009	Lojas Renner SA	276,344
10,188	M Dias Branco SA	97,549
6,124	Magazine Luiza SA	201,460
14,561	Natura Cosmeticos SA	113,873
47,738	Odontoprev SA	162,586
69,896	Petroleo Brasileiro SA	349,863
15,281	Raia Drogasil SA	258,288
28,389	Rumo SA (a)	102,547
81,317	Sul America SA (d)	388,987
29,235	TIM Participacoes SA	98,512
49,899	Vale SA	635,751

		4,501,215

	Cayman Islands—0.75%
1,088	51job, Inc.—ADR (a)	106,232
89,371	China Resources Cement Holdings, Ltd.	89,942
3,950	GDS Holdings, Ltd.—ADR (a)	158,355
69,982	Logan Property Holdings Co., Ltd.	94,307
1,758	Noah Holdings, Ltd.—ADR (a)	91,680
9,389	Wuxi Biologics Cayman, Inc. (a)	104,154
32,834	Zhongsheng Group Holdings, Ltd.	98,305

		742,975

	Chile—0.59%
769,300	Banco de Chile	118,916
18,808	Cia Cervecerias Unidas SA	235,467
27,823	Empresas CMPC SA	101,346
8,381	Empresas COPEC SA	128,267

		583,996

	China—19.21%
2,535	58.com, Inc.—ADR (a)	175,777
578,874	Agricultural Bank of China Ltd.—Series H	270,177
21,016	Alibaba Group Holding, Ltd.—ADR (a)(b)	3,899,099
17,168	Anhui Conch Cement Co., Ltd.	97,907
91,219	ANTA Sports Products Ltd.	481,026
5,211	Autohome, Inc.—ADR	526,311

130,045	BAIC Motor Corp., Ltd.	123,776
4,141	Baidu, Inc.—ADR (a)	1,006,263
1,242,773	Bank of China Ltd.—Series H	616,322
384,000	Bank of Communications Co., Ltd.—Series H	293,898
569,672	China Cinda Asset Management Co., Ltd.—Series H	182,435
420,000	China CITIC Bank Corp., Ltd.—Series H	262,311
239,358	China Coal Energy Co., Ltd.	98,785
98,074	China Communications Construction Co., Ltd.	94,450
522,945	China Communications Services Corp., Ltd.—Series H	330,460
40,180	China Conch Venture Holdings Ltd.	146,646
1,431,467	China Construction Bank Corp.—Series H	1,309,852
347,000	China Everbright Bank Co., Ltd.—Series H	148,872
505,965	China Huarong Asset Management Co., Ltd.—Series H	145,857
82,346	China Mengniu Dairy Co., Ltd.	277,735
70,315	China Merchants Bank Co., Ltd.—Series H	258,647
230,248	China Minsheng Banking Corp., Ltd.—Series H	164,533
166,154	China Molybdenum Co, Ltd.	80,082
101,154	China National Building Material Co., Ltd.	99,562
835,981	China Petroleum & Chemical Corp.—Series H	748,301
428,148	Chongqing Rural Commercial Bank Co., Ltd.—Series H	254,125
257,720	CIFI Holdings Group Co., Ltd.	163,253
154,431	Country Garden Holdings Co., Ltd.	270,717
226,768	Dongfeng Motor Group Co., Ltd.—Series H	239,017
22,740	ENN Energy Holdings, Ltd.	222,702
57,102	Haier Electronics Group Co., Ltd.	194,816
9,322	JD.com, Inc.—ADR (a)(b)	363,092
95,910	Luye Pharma Group Ltd.	97,998
351,398	Metallurgical Corp of China, Ltd.	103,539
6,343	Momo, Inc.—ADR (a)	275,921
1,332	NetEase, Inc.—ADR	336,556
2,809	New Oriental Education & Technology Group, Inc.—ADR	265,900
306,000	PetroChina Co.—Series H	233,115
160,745	PICC Property & Casualty Co., Ltd.—Series H	172,884
102,986	Ping An Insurance Group Co. of China, Ltd.—Series H	943,112
157,293	Postal Savings Bank of China Co., Ltd.	102,108
20,768	Shenzhou International Group Holdings Ltd.	255,558
35,594	Shimao Property Holdings Ltd.	92,801
1,615	SINA Corp. (a)	136,774
184,074	Sinopec Shanghai Petrochemical Co., Ltd.—Series H	111,902
326,638	Sun Art Retail Group Ltd.	426,123
9,829	TAL Education Group—ADR (a)	361,707
523,372	The People’s Insurance Co. Group of China, Ltd.—Series H	245,005
16,062	Vipshop Holdings Ltd.—ADR (a)	174,273
283,799	Want Want China Holdings, Ltd.	252,362
2,728	Weibo Corp.—ADR (a)(b)	242,137
12,340	Yum China Holdings, Inc.	474,596
1,555	YY, Inc.—ADR (a)	156,231
41,077	ZTE Corp.—Series H	62,108

		19,069,516

	Colombia—0.55%
274,886	Ecopetrol SA	281,822
53,988	Interconexion Electrica SA ESP	268,922

		550,744

	Czech Republic—0.12%
5,038	CEZ AS	119,367

	Egypt—0.43%
43,369	Commercial International Bank Egypt SAE	206,959
21,753	Eastern Tobacco	219,091

		426,050

	Hong Kong—11.65%
9,526	AAC Technologies Holdings, Inc.	133,776
126,377	Agile Group Holdings, Ltd.	215,024
153,322	China First Capital Group, Ltd. (a)	97,882
73,148	China Gas Holdings, Ltd.	293,265
76,556	China Mobile Ltd.	679,277
68,587	China Resources Pharmaceutical Group, Ltd.	94,832
346,338	China Telecom Corp., Ltd.—Series H	162,515
77,466	China Unicom Hong Kong Ltd.	96,560
115,853	CITIC Ltd.	162,975
154,185	CNOOC, Ltd.	264,203
17,751	Country Garden Services Holdings Co., Ltd. (a)	22,761
177,800	CSPC Pharmaceutical Group Ltd.	533,898
134,274	Future Land Development Holdings, Ltd.	120,933
80,042	Geely Automobile Holdings Ltd.	205,939
39,903	Genscript Biotech Corp. (a)	109,114
1,229,158	Industrial & Commercial Bank of China Ltd.—Series H	916,756
83,590	Jiayuan International Group, Ltd.	144,850
95,910	Kingdee International Software Group Co Ltd.	97,687
72,208	Longfor Properties Co., Ltd.	194,143
144,875	MMG, Ltd. (a)	100,859
343,380	Sino Biopharmaceutical Ltd.	524,412
74,395	Sinotruk Hong Kong, Ltd.	121,959
133,292	SSY Group, Ltd.	147,581
84,332	Sunac China Holdings Ltd.	293,307
13,632	Sunny Optical Technology Group Co., Ltd.	252,838
104,665	Tencent Holdings Ltd.	5,255,795
136,824	Tingyi Cayman Islands Holding Corp.	317,400

		11,560,541

	Hungary—0.39%
26,752	MOL Hungarian Oil & Gas Plc	257,424
3,641	OTP Bank Plc	131,459

		388,883

	Indonesia—1.37%
1,134,984	Adaro Energy Tbk PT	141,619
201,991	Bank Central Asia Tbk PT	301,659
500,386	Bank Rakyat Indonesia Persero Tbk PT	98,972
441,599	Hanjaya Mandala Sampoerna Tbk PT	110,045
127,262	Indah Kiat Pulp & Paper Corp. Tbk PT (a)	165,023
1,215,482	Kalbe Farma Tbk PT	103,386
177,812	Matahari Department Store Tbk PT	108,902
463,270	Telekomunikasi Indonesia Persero Tbk PT	121,328
66,176	Unilever Indonesia Tbk PT	212,662

		1,363,596

	Malaysia—2.39%
27,976	British American Tobacco Malaysia Bhd	240,873
192,958	Dialog Group BHD	147,356

141,468	DiGi.Com Bhd	145,399
346,935	Felda Global Ventures Holdings Bhd	129,623
12,186	Fraser & Neave Holdings Bhd	117,712
97,284	Hartalega Holdings Bhd	144,342
47,797	Malayan Banking Bhd	106,453
100,451	Maxis Communications Bhd	135,891
13,743	Nestle Malaysia Bhd	501,490
36,474	Public Bank Bhd	210,999
171,718	Sime Darby Bhd	104,058
39,462	Tenaga Nasional Bhd	143,066
40,837	Top Glove Corp. Bhd	122,447
441,043	YTL Corp. Bhd	123,397

		2,373,106

	Mexico—1.97%
570,545	America Movil SAB de CV—Series L	476,310
467,264	Cemex SAB de CV (a)	307,506
13,335	Fomento Economico Mexicano SAB de CV	117,193
17,272	Gruma SAB de CV—Series B	210,949
114,001	Grupo Bimbo SAB de CV—Series A	222,202
28,594	Grupo Financiero Banorte SAB de CV—Series O	168,135
2,153	Southern Copper Corp. (b)	100,911
133,688	Wal-Mart de Mexico SAB de CV	352,862

		1,956,068

	Peru—0.28%
1,237	CREDICORP Ltd.	278,473

	Philippines—0.17%
5,802	Globe Telecom, Inc.	167,425

	Poland—1.51%
1,484	CCC SA	81,642
6,306	CD Projekt SA (a)	270,427
5,674	Dino Polska SA (a)	156,669
18,353	Grupa Lotos SA	278,069
4,933	Jastrzebska Spolka Weglowa SA (a)	100,341
126	LPP SA	284,208
47,499	PGE Polska Grupa Energetyczna SA (a)	118,037
9,217	Polski Koncern Naftowy Orlen SA	206,433

		1,495,826

	Qatar—0.28%
13,796	Ooredoo QPSC	275,562

	Republic of Korea—14.80%
1,084	Amorepacific Corp.	313,790
2,112	AMOREPACIFIC Group	234,117
25,334	BNK Financial Group, Inc.	212,275
1,218	Celltrion Pharm, Inc. (a)	98,795
1,233	Celltrion, Inc. (a)	334,988
11,244	Cheil Worldwide, Inc.	208,235
3,709	Coway Co., Ltd.	288,464
1,351	Daelim Industrial	92,808
2,158	DB Insurance Co., Ltd.	114,284
28,225	DGB Financial Group, Inc.	259,587
9,404	Hana Financial Group, Inc.	361,121
2,648	Hankook Tire Co., Ltd.	100,053
1,449	Hanssem Co., Ltd.	136,365

5,061	Hanwha Chemical Corp.	99,197
8,478	Hanwha Corp.	239,855
24,749	Hanwha Life Insurance Co., Ltd.	117,635
1,973	HLB, Inc. (a)	172,378
3,666	Hotel Shilla Co., Ltd.	406,067
991	Hyundai Heavy Industries Co., Ltd. (a)	90,627
3,916	Hyundai Marine & Fire Insurance Co., Ltd.	118,580
521	Hyundai Mobis Co., Ltd.	99,095
2,843	Hyundai Steel Co.	134,114
20,385	Industrial Bank of Korea	281,145
10,053	KB Financial Group, Inc.	473,213
6,608	Kia Motors Corp.	182,576
6,123	Korea Gas Corp. (a)	351,954
2,452	Korea Investment Holdings Co., Ltd.	184,880
10,058	Korean Air Lines Co., Ltd.	254,824
4,092	KT Corp. (d)	100,642
569	LG Chemical, Ltd.	170,307
3,393	LG Electronics, Inc.	252,627
447	LG Household & Health Care Ltd.	560,123
438	Lotte Chemical Corp.	136,538
622	Naver Corp.	425,638
352	NCSoft Corp.	117,140
1,712	OCI Co., Ltd.	158,390
1,183	POSCO	349,056
1,772	S-1 Corp.	153,907
620	Samsung Biologics Co., Ltd. (a)	232,062
92,549	Samsung Electronics Co., Ltd.	3,876,839
15,151	Samsung Heavy Industries Co., Ltd. (a)	97,020
538	Samsung SDS Co., Ltd.	96,601
4,764	Shinhan Financial Group Co., Ltd.	184,453
384	Shinsegae, Inc.	138,105
3,156	SillaJen, Inc. (a)	207,160
10,866	SK Hynix, Inc.	834,066
1,768	SK Innovation Co., Ltd.	320,235
563	SK Telecom Co., Ltd.	117,672
14,086	Woori Bank	205,453

		14,695,056

	Russian Federation—2.55%
23,178	Gazprom PJSC—ADR	102,215
8,946	Lukoil PJSC—ADR	616,648
5,938	MMC Norilsk Nickel PJSC—ADR (b)	107,062
4,003	Novolipetsk Steel PJSC—ADR (a)	96,936
56,299	Sberbank of Russia PJSC—ADR (a)(b)	808,172
9,904	Severstal PJSC—GDR (e)	144,231
36,200	Surgutneftegas OJSC—ADR	161,814
5,065	Tatneft PJSC—ADR (b)	324,667
112,651	VTB Bank PJSC—GDR (e)	171,568

		2,533,313

	South Africa—4.85%
3,968	Anglo American Platinum, Ltd.	103,491
18,731	AngloGold Ashanti, Ltd.	153,562
13,226	Barclays Africa Group, Ltd.	153,576
1,711	Capitec Bank Holdings, Ltd.	107,796

7,902	Clicks Group, Ltd.	112,828
36,518	Coronation Fund Managers, Ltd.	155,230
17,306	Exxaro Resources, Ltd.	158,005
32,408	FirstRand, Ltd.	150,548
10,257	Imperial Holdings, Ltd.	146,305
8,198	Kumba Iron Ore, Ltd.	175,463
17,516	Mr. Price Group, Ltd.	287,464
5,315	Naspers, Ltd.—N Shares	1,340,144
5,835	Nedbank Group, Ltd.	105,977
36,910	Pick n Pay Stores, Ltd.	201,212
29,282	Sappi, Ltd.	194,833
4,304	Sasol, Ltd.	156,523
9,834	Shoprite Holdings, Ltd.	157,626
20,668	Standard Bank Group, Ltd.	288,570
36,360	Telkom SA SOC, Ltd.	129,695
12,915	The Bidvest Group, Ltd.	184,943
4,229	Tiger Brands, Ltd.	102,138
20,400	Truworths International, Ltd.	114,059
32,969	Woolworths Holdings, Ltd.	132,933

		4,812,921

	Taiwan, Province of China—12.40%
141,076	Acer, Inc.	115,044
29,739	Advantech Co., Ltd.	195,829
9,227	Airtac International Group	130,970
626,054	AU Optronics Corp.	265,245
12,230	Catcher Technology Co., Ltd.	136,552
94,186	Cathay Financial Holding Co., Ltd.	165,900
74,112	Chailease Holding Co., Ltd.	242,369
860,915	China Airlines Ltd. (a)	268,498
382,822	China Development Financial Holding Corp.	139,749
35,054	Chunghwa Telecom Co., Ltd.	126,329
191,657	CTBC Financial Holding Co., Ltd.	137,709
189,228	E.SUN Financial Holdings Co., Ltd.	131,753
462,046	Eva Airways Corp.	223,338
332,000	Evergreen Marine Corp. Taiwan, Ltd. (a)	141,344
49,624	Far EasTone Telecommunications Co., Ltd.	128,187
55,796	Feng TAY Enterprise Co., Ltd.	279,680
224,287	First Financial Holding Co., Ltd.	151,431
27,820	Formosa Petrochemical Corp.	111,611
42,739	Foxconn Technology Co., Ltd.	104,505
103,394	Fubon Financial Holding Co., Ltd.	172,990
20,700	General Interface Solution Holding, Ltd.	133,970
16,019	Globalwafers Co., Ltd.	265,210
18,923	Hiwin Technologies Corp.	222,930
61,741	Hon Hai Precision Industry Co., Ltd.	168,248
601,000	Innolux Corp.	215,598
130,069	Inventec Corp.	102,003
1,809	Largan Precision Co., Ltd.	265,756
174,050	Macronix International (a)	246,820
12,584	MediaTek, Inc.	123,526
52,459	Micro-Star International Co., Ltd.	161,484
37,684	Nan Ya Plastics Corp.	107,632
27,517	Nien Made Enterprise Co., Ltd.	234,484

11,709	Phison Electronics Corp.	92,359
107,426	Pou Chen Corp.	124,644
42,921	President Chain Store Corp.	486,356
38,439	Realtek Semiconductor Corp.	139,668
461,658	Shin Kong Financial Holding Co., Ltd.	177,577
284,159	SinoPac Financial Holdings Co., Ltd.	102,414
56,134	Standard Foods Corp.	113,539
305,527	Taishin Financial Holding Co., Ltd.	144,182
358,054	Taiwan Cooperative Financial Holding Co., Ltd.	209,496
33,743	Taiwan Mobile Co., Ltd.	122,246
451,782	Taiwan Semiconductor Manufacturing Co., Ltd.	3,208,140
155,373	Uni-President Enterprises Corp.	393,843
189,440	United Microelectronics Corp.	106,146
74,239	Vanguard International Semiconductor Corp.	169,594
12,546	Walsin Technology Corp.	171,270
21,271	Win Semiconductors Corp.	152,314
238,584	Winbond Electronics Corp.	151,978
72,510	WPG Holdings, Ltd.	102,665
14,246	Yageo Corp.	523,586

		12,308,711

	Thailand—1.86%
27,971	Advanced Info Service PCL—NVDR	156,105
98,006	Airports of Thailand PCL—NVDR	186,312
25,077	Bumrungrad Hospital PCL—NVDR	126,079
97,065	CP ALL PCL—NVDR	215,124
422,822	Home Product Center PCL—NVDR	171,224
57,815	Indorama Ventures PCL	95,464
510,260	IRPC PCL	89,241
25,039	PTT Exploration & Production PCL	105,995
81,744	PTT Global Chemical PCL—NVDR	179,940
250,880	PTT PCL—NVDR	362,712
65,998	Thai Oil PCL—NVDR	154,717

		1,842,913

	Turkey—2.12%
59,486	Akbank Turk AS	97,224
41,980	Aselsan Elektronik Sanayi Ve Ticaret AS	211,058
16,127	BIM Birlesik Magazalar AS	235,521
82,905	Eregli Demir ve Celik Fabrikalari TAS	183,867
8,447	Ford Otomotiv Sanayi AS	112,411
51,198	Haci Omer Sabanci Holding AS	98,299
87,899	Turk Hava Yollari AO (a)	259,235
53,611	Turkiye Garanti Bankasi AS	97,795
107,297	Turkiye Halk Bankasi AS (a)	173,122
177,923	Turkiye Is Bankasi—Series C	220,748
120,019	Turkiye Sise ve Cam Fabrikalari AS	110,486
165,783	Turkiye Vakiflar Bankasi TAO—Class D (a)	176,881
236,618	Yapi ve Kredi Bankasi AS (a)	127,342

		2,103,989

	Total Common Stocks (Cost $65,520,370)	84,150,246

	INVESTMENT COMPANIES—11.15%
	China—3.05%
50,780	iShares Core MSCI Emerging Markets ETF	2,666,458
12,237	KraneShares Bosera MSCI China A ETF	365,397

		3,031,855

	India—8.09%
241,295	iShares MSCI India ETF	8,032,710

	Total Investment Companies (Cost $10,225,274)	11,064,565

	PREFERRED STOCKS—3.25%
	Brazil—1.94%
65,630	Banco Bradesco SA—Preference Shares	453,479
33,540	Centrais Eletricas Brasileiras SA—Preference Shares (a)	118,730
29,912	Gerdau SA—Preference Shares	106,891
70,164	Itau Unibanco Holding SA—Preference Shares	726,849
38,402	Itausa—Investimentos Itau SA—Preference Shares	91,057
97,539	Petroleo Brasileiro SA—Preference Shares	432,108

		1,929,114

	Chile—0.20%
4,090	Sociedad Quimica y Minera de Chile SA—Class B (d)	196,145

	Colombia—0.13%
304,800	Grupo Aval Acciones y Valores SA—Preference Shares	127,388

	Republic of Korea—0.98%
932	Amorepacific Corp.—Preference Shares	129,487
415	LG Household & Health Care, Ltd.—Preference Shares	271,904
17,050	Samsung Electronics Co., Ltd.—Preference Shares	575,760

		977,151

	Total Preferred Stocks (Cost $2,284,605)	3,229,798

	SHORT TERM INVESTMENTS—0.51%
	Money Market Funds—0.51%
	Deutsche Government Money Market Series—Institutional Shares
508,193	Effective Yield, 1.81% (c)	508,192

	Total Short Term Investments (Cost $508,192)	508,192

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—4.62%
	Investments Purchased with Proceeds from Securities Lending—4.62%
	Mount Vernon Liquid Assets Portfolio, LLC
4,582,758	Effective Yield, 2.21% (c)	4,582,758

	Total Investments Purchased with Proceeds from Securities Lending (Cost $4,582,758)	4,582,758

	Total Investments (Cost $83,121,199)—104.30%	103,535,559
	Liabilities in Excess of Other Assets—(4.30)%	(4,265,192)

	TOTAL NET ASSETS—100.00%	$99,270,367

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2018.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $685,774, which represents 0.69% of total net assets.
(e)

Regulation S securities as defined under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $315,799, which represents 0.32% of total net assets.

Glossary of Terms

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

GuideMark® Emerging Markets Fund

Schedule of Investments by Industry (Unaudited)

June 30, 2018

COMMON STOCKS
Aerospace & Defense	0.32%
Airlines	1.01%
Auto Components	0.30%
Automobiles	0.87%
Banks	12.07%
Beverages	0.72%
Biotechnology	0.55%
Capital Markets	0.77%
Chemicals	1.22%
Commercial Services & Supplies	0.18%
Communications Equipment	0.06%
Construction & Engineering	0.29%
Construction Materials	0.60%
Distributors	0.15%
Diversified Consumer Services	0.63%
Diversified Financial Services	0.67%
Diversified Telecommunication Services	1.26%
Electric Utilities	0.78%
Electronic Equipment, Instruments & Components	2.35%
Energy Equipment & Services	0.15%
Food & Staples Retailing	2.62%
Food Products	2.87%
Gas Utilities	0.87%
Health Care Equipment & Supplies	0.27%
Health Care Providers & Services	0.29%
Hotels, Restaurants & Leisure	0.48%
Household Durables	1.33%
Household Products	0.56%
Industrial Conglomerates	0.81%
Insurance	2.71%
Internet & Direct Marketing Retail	0.54%
Internet Software & Services	12.79%
Leisure Products	0.17%
Life Sciences Tools & Services	0.45%
Machinery	0.82%
Marine	0.14%
Media	1.56%

Metals & Mining	2.48%
Multiline Retail	0.86%
Multi-Utilities	0.12%
Oil & Gas	0.37%
Oil, Gas & Consumable Fuels	5.27%
Paper & Forest Products	0.68%
Personal Products	0.67%
Pharmaceuticals	1.61%
Professional Services	0.11%
Real Estate Management & Development	1.60%
Road & Rail	0.29%
Semiconductors & Semiconductor Equipment	9.44%
Software	0.49%
Specialty Retail	1.09%
Technology Hardware, Storage & Peripherals	0.72%
Textiles, Apparel & Luxury Goods	1.52%
Tobacco	0.57%
Transportation Infrastructure	0.19%
Water Utilities	0.12%
Wireless Telecommunication Services	2.34%

TOTAL COMMON STOCKS	84.77%

INVESTMENT COMPANIES
Exchange Traded Funds	11.15%

TOTAL INVESTMENT COMPANIES	11.15%

PREFERRED STOCKS
Banks	1.40%
Chemicals	0.20%
Electric Utilities	0.12%
Metals & Mining	0.11%
Oil, Gas & Consumable Fuels	0.44%
Personal Products	0.40%
Semiconductors & Semiconductor Equipment	0.58%

TOTAL PREFERRED STOCKS	3.25%

SHORT TERM INVESTMENTS
Money Market Funds	0.51%

TOTAL SHORT TERM INVESTMENTS	0.51%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
Investments Purchased with Proceeds from Securities Lending	4.62%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	4.62%

TOTAL INVESTMENTS	104.30%
Liabilities in Excess of Other Assets	(4.30)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	COMMON STOCKS—90.45%
	Aerospace & Defense—1.28%
427	AAR Corp.	$19,851
509	Aerojet Rocketdyne Holdings, Inc. (a)(b)	15,010
204	AeroVironment, Inc. (b)	14,572
938	Axon Enterprise, Inc. (b)	59,263
992	BWX Technologies, Inc.	61,821
186	Cubic Corp.	11,941
258	Curtiss-Wright Corp.	30,707
555	Ducommun, Inc. (b)	18,365
545	Engility Holdings, Inc. (b)	16,699
317	Esterline Technologies Corp. (b)	23,395
273	HEICO Corp. (a)	19,873
584	HEICO Corp.—Class A	35,580
525	Hexcel Corp. (a)	34,849
324	Huntington Ingalls Industries, Inc.	70,240
563	KLX, Inc. (b)	40,480
365	Maxar Technologies, Ltd.	18,440
565	Moog, Inc.—Class A	44,047
719	Sparton Corp. (b)	13,654
1,072	Spirit AeroSystems Holdings, Inc.—Class A	92,096
303	Teledyne Technologies, Inc. (b)	60,315
1,397	The KEYW Holding Corp. (b)	12,210
1,203	Vectrus, Inc. (b)	37,076

		750,484

	Air Freight & Logistics—0.22%
2,482	Echo Global Logistics, Inc. (a)(b)	72,599
226	Forward Air Corp.	13,352
303	Hub Group, Inc.—Class A (b)	15,089
8,035	Radiant Logistics, Inc. (b)	31,417

		132,457

	Airlines—0.30%
900	Alaska Air Group, Inc.	54,351
334	Copa Holdings SA—Class A	31,603
462	Hawaiian Holdings, Inc.	16,609
2,890	JetBlue Airways Corp. (b)	54,852
365	SkyWest, Inc.	18,944

		176,359

	Auto Components—0.78%
581	Adient Plc—ADR	28,579
2,352	American Axle & Manufacturing Holdings, Inc. (a)(b)	36,597
159	Cooper-Standard Holdings, Inc. (b)	20,777
1,536	Dana, Inc.	31,012
404	Dorman Products, Inc. (b)	27,597
632	Fox Factory Holding Corp. (b)	29,420

2,504	Gentex Corp.	57,642
327	Gentherm, Inc. (b)	12,851
2,143	Goodyear Tire & Rubber Co.	49,911
258	LCI Industries	23,259
340	Standard Motor Products, Inc. (a)	16,436
1,594	Stoneridge, Inc. (b)	56,013
289	Tenneco, Inc.	12,704
184	Visteon Corp. (a)(b)	23,780
263	WABCO Holdings, Inc. (b)	30,776

		457,354

	Automobiles—0.24%
571	Harley Davidson, Inc. (a)	24,028
914	Thor Industries, Inc.	89,015
674	Winnebago Industries, Inc.	27,364

		140,407

	Banks—5.90%
532	1st Constitution Bancorp	12,183
274	1st Source Corp.	14,640
339	Ameris Bancorp	18,086
318	Arrow Financial Corp.	11,575
1,911	Associated Banc-Corp.	52,170
1,500	Banc of California, Inc.	29,325
562	BancFirst Corp.	33,270
1,548	Bancorp, Inc. (b)	16,192
758	BancorpSouth, Inc.	24,976
1,501	Bank of Commerce Holdings	19,138
455	Bank of Hawaii Corp. (a)	37,956
140	Bank of Marin Bancorp	11,319
725	Bank of the Ozarks, Inc. (a)	32,654
1,592	BankUnited, Inc.	65,033
1,121	BCB Bancorp, Inc.	16,815
193	BOK Financial Corp.	18,144
375	Bryn Mawr Bank Corp.	17,362
545	Byline Bancorp, Inc. (b)	12,175
186	C&F Financial Corp.	11,634
402	Cadence Bancorp	11,606
374	Camden National Corp.	17,096
347	Carolina Financial Corp.	14,893
568	Cathay General Bancorp	22,998
582	CenterState Banks, Inc.	17,355
370	Century Bancorp, Inc.—Class A	28,268
313	Chemical Financial Corp.	17,425
306	Chemung Financial Corp.	15,334
495	CIT Group, Inc.	24,953
221	City Holding Co.	16,626
404	CNB Financial Corp.	12,144
315	Columbia Banking System, Inc. (a)	12,883
931	Commerce Bancshares, Inc.	60,245
248	Community Bank Systems, Inc.	14,649
1,549	Community Bankers Trust Corp. (b)	13,864
356	Community Trust Bancorp, Inc.	17,782

991	Cullen Frost Bankers, Inc.	107,266
645	Customers Bancorp, Inc. (b)	18,305
219	Eagle Bancorp, Inc. (b)	13,425
1,796	East West Bancorp, Inc.	117,099
953	Enterprise Financial Services Corp.	51,414
275	Equity Bancshares, Inc.—Class A (b)	11,407
460	Esquire Financial Holdings, Inc. (b)	12,139
320	Evans Bancorp, Inc.	14,752
1,296	F.N.B. Corp.	17,392
261	Farmers & Merchants Bancorp, Inc.	10,531
303	Farmers Capital Bank Corp.	15,786
1,281	Farmers National Banc Corp.	20,432
502	FCB Financial Holdings, Inc.—Class A (b)	29,518
733	Fidelity Southern Corp.	18,626
437	First Bancorp	17,878
2,432	First BanCorp (a)(b)	18,605
853	First Bank	11,857
105	First Citizens BancShares, Inc.—Class A	42,347
1,060	First Commonwealth Financial Corp.	16,441
352	First Community Bancshares, Inc.	11,215
2,422	First Financial Bancorp	74,234
409	First Financial Bankshares, Inc. (a)	20,818
723	First Guaranty Bancshares, Inc.	18,812
1,267	First Horizon National Corp.	22,603
320	First Interstate BancSystem, Inc.—Class A	13,504
500	First Merchants Corp. (a)	23,200
405	First Mid-Illinois Bancshares, Inc.	15,917
562	First United Corp.	11,493
310	FNB Bancorp	11,368
1,790	Fulton Financial Corp.	29,535
342	German American Bancorp, Inc.	12,261
365	Glacier Bancorp, Inc. (a)	14,118
343	Great Southern Bancorp, Inc.	19,620
1,332	Green Bancorp, Inc.	28,771
550	Guaranty Bancorp	16,390
814	Hancock Holding Co.	37,973
402	Heartland Financial U.S.A., Inc.	22,050
867	Heritage Commerce Corp.	14,730
755	Hilltop Holdings, Inc.	16,663
926	Hope Bancorp, Inc.	16,511
555	Horizon Bancorp	11,483
394	IBERIABANK Corp.	29,865
861	Independent Bank Corp.	21,956
172	Independent Bank Group, Inc.	11,490
879	International Bancshares Corp.	37,621
529	Investar Holding Corp.	14,627
1,515	Investors Bancorp, Inc.	19,377
981	Lakeland Bancorp, Inc.	19,473
267	Lakeland Financial Corp. (a)	12,867
310	LegacyTexas Financial Group, Inc.	12,096
1,077	Live Oak Bancshares, Inc.	33,010

1,115	Macatawa Bank Corp.	13,536
320	Mercantile Bank Corp.	11,827
305	National Bank Holdings Corp.—Class A	11,770
262	National Bankshares, Inc.	12,157
328	Nicolet Bankshares, Inc. (b)	18,076
885	Northeast Bancorp	19,293
355	Northrim BanCorp, Inc.	14,040
354	Ohio Valley Banc Corp.	18,567
458	Old Line Bancshares, Inc.	15,989
1,437	Old National Bancorp	26,728
1,571	Old Second Bancorp, Inc.	22,622
369	Pacific Premier Bancorp, Inc. (a)(b)	14,077
822	PacWest Bancorp	40,623
104	Park National Corp.	11,588
1,302	Parke Bancorp, Inc.	30,792
577	Peoples Bancorp, Inc.	21,799
371	People’s Utah Bancorp	13,245
186	Pinnacle Financial Partners, Inc.	11,411
596	Popular, Inc. (a)	26,945
336	Preferred Bank (a)	20,651
833	Premier Financial Bancorp, Inc.	15,552
524	Prosperity Bancshares, Inc.	35,821
353	QCR Holdings, Inc.	16,750
324	Republic Bancorp, Inc.—Class A	14,677
511	S&T Bancorp, Inc.	22,096
438	Sandy Spring Bancorp, Inc.	17,962
396	SB One Bancorp	11,761
364	Seacoast Banking Corp. of Florida (b)	11,495
838	ServisFirst Bancshares, Inc.	34,970
1,465	Shore Bancshares, Inc.	27,864
148	Signature Bank (b)	18,926
385	Simmons First National Corp.—Class A	11,512
253	Southern First Bancshares, Inc. (b)	11,183
317	Stock Yards Bancorp, Inc.	12,094
582	Summit Financial Group, Inc.	15,621
1,749	Synovus Financial Corp.	92,400
2,390	TCF Financial Corp.	58,842
496	Texas Capital Bancshares, Inc. (a)(b)	45,384
834	The Bank of N.T. Butterfield & Son Ltd.	38,130
329	The First Bancshares, Inc.	11,828
593	TowneBank	19,035
827	TriState Capital Holdings, Inc. (b)	21,585
493	Triumph Bancorp, Inc. (b)	20,090
386	Trustmark Corp.	12,595
342	UMB Financial Corp.	26,071
1,727	Umpqua Holdings Corp.	39,013
290	Union Bankshares Corp.	11,275
248	Union Bankshares, Inc.	12,871
313	United Bankshares, Inc.	11,393
366	United Community Banks, Inc.	11,225
511	Unity Bancorp, Inc.	11,625

1,796	Valley National Bancorp (a)	21,839
323	Washington Trust Bancorp, Inc.	18,766
450	Webster Financial Corp. (a)	28,665
709	WesBanco, Inc.	31,933
901	West Bancorporation, Inc.	22,660
1,071	Western Alliance Bancorp (b)	60,629
852	Wintrust Financial Corp.	74,167
1,851	Zions Bancorporation (a)	97,529

		3,467,209

	Beverages—0.29%
220	Boston Beer Co., Inc.—Class A (b)	65,934
9,877	Castle Brands, Inc. (b)	11,754
3,692	Celsius Holdings, Inc. (b)	16,983
142	Coca-Cola Bottling Co.	19,188
174	MGP Ingredients, Inc. (a)	15,453
405	National Beverage Corp. (b)	43,295

		172,607

	Biotechnology—3.80%
760	Abeona Therapeutics, Inc. (b)	12,160
1,983	Acorda Therapeutics, Inc. (b)	56,912
2,535	ADMA Biologics, Inc. (b)	11,433
1,977	Adverum Biotechnologies, Inc. (b)	10,478
1,117	Aeglea BioTherapeutics, Inc. (b)	11,818
258	Agios Pharmaceuticals, Inc. (b)	21,731
430	Aimmune Therapeutics, Inc. (b)	11,563
339	Albireo Pharma, Inc. (b)	12,034
1,013	Alkermes Plc (b)	41,695
209	Alnylam Pharmaceuticals, Inc. (b)	20,584
2,238	AMAG Pharmaceuticals, Inc. (a)(b)	43,641
1,171	Amicus Therapeutics, Inc. (b)	18,291
182	AnaptysBio, Inc. (b)	12,929
375	ANI Pharmaceuticals, Inc. (a)(b)	25,050
360	Arena Pharmaceuticals, Inc. (b)	15,696
2,331	ArQule, Inc. (b)	12,890
2,119	Array BioPharma, Inc. (b)	35,557
1,321	Arrowhead Pharmaceuticals, Inc. (b)	17,966
432	Atara Biotherapeutics, Inc. (b)	15,876
5,902	Athersys, Inc. (b)	11,627
563	Audentes Therapeutics, Inc. (b)	21,512
299	Biohaven Pharmaceutical Holding Co Ltd. (b)	11,816
235	Bluebird Bio, Inc. (b)	36,883
375	Blueprint Medicines Corp. (b)	23,805
991	CareDx, Inc. (b)	12,130
1,889	CASI Pharmaceuticals, Inc. (b)	15,546
1,093	Catalyst Biosciences, Inc. (b)	12,755
596	Cellular Biomedicine Group, Inc. (b)	11,652
2,018	Concert Pharmaceuticals, Inc. (b)	33,963
2,290	CTI BioPharma Corp. (b)	11,404
825	CytomX Therapeutics, Inc. (b)	18,859
896	Dicerna Pharmaceuticals, Inc. (b)	10,976
776	Dynavax Technologies Corp. (b)	11,834

724	Eagle Pharmaceuticals, Inc. (a)(b)	54,778
317	Editas Medicine, Inc. (b)	11,358
624	Emergent BioSolutions, Inc. (a)(b)	31,506
196	Enanta Pharmaceuticals, Inc. (b)	22,716
563	Exact Sciences Corp. (a)(b)	33,662
1,434	Exelixis, Inc. (b)	30,860
1,005	Fate Therapeutics, Inc. (b)	11,397
1,105	Fennec Pharmaceuticals, Inc. (b)	11,536
322	FibroGen, Inc. (b)	20,157
409	Foundation Medicine, Inc. (a)(b)	55,910
248	G1 Therapeutics, Inc. (b)	10,778
984	Genomic Health, Inc. (a)(b)	49,594
3,380	Geron Corp. (b)	11,593
453	Global Blood Therapeutics, Inc. (b)	20,476
702	GTx, Inc. (b)	10,748
892	Halozyme Therapeutics, Inc. (a)(b)	15,048
408	Heron Therapeutics, Inc. (b)	15,851
2,358	ImmunoGen, Inc. (b)	22,943
2,007	Immunomedics, Inc. (a)(b)	47,506
1,690	Insys Therapeutics, Inc. (a)(b)	12,236
418	Intellia Therapeutics, Inc. (b)	11,436
1,114	Iovance Biotherapeutics, Inc. (b)	14,259
653	Karyopharm Therapeutics, Inc. (b)	11,094
800	Kura Oncology, Inc. (b)	14,560
114	Ligand Pharmaceuticals, Inc.—Class B (a)(b)	23,617
184	Loxo Oncology, Inc. (b)	31,920
92	Madrigal Pharmaceuticals, Inc. (b)	25,731
1,412	MediciNova, Inc. (b)	11,240
596	Mersana Therapeutics, Inc. (b)	10,645
9,930	MiMedx Group, Inc. (a)(b)	63,453
241	Mirati Therapeutics, Inc. (b)	11,881
2,145	Molecular Templates, Inc. (b)	11,218
570	Momenta Pharmaceuticals, Inc. (b)	11,657
2,389	Myriad Genetics, Inc. (a)(b)	89,277
2,235	Natera, Inc. (b)	42,063
425	Neurocrine Biosciences, Inc. (b)	41,752
59,386	Palatin Technologies, Inc. (b)	57,593
7,358	PDL BioPharma, Inc. (b)	17,218
4,159	Pieris Pharmaceuticals, Inc. (b)	21,086
369	PTC Therapeutics, Inc. (b)	12,446
2,312	Recro Pharma, Inc. (b)	11,606
234	REGENXBIO, Inc. (a)(b)	16,790
443	Retrophin, Inc. (b)	12,076
576	Rocket Pharmaceuticals, Inc. (b)	11,307
1,048	Sangamo Therapeutics, Inc. (b)	14,882
251	Sarepta Therapeutics, Inc. (b)	33,177
782	Seattle Genetics, Inc. (a)(b)	51,917
1,868	Sorrento Therapeutics, Inc. (b)	13,450
148	Spark Therapeutics, Inc. (b)	12,248
1,010	Spectrum Pharmaceuticals, Inc. (b)	21,170
707	Stemline Therapeutics, Inc. (b)	11,347

1,200	United Therapeutics Corp. (b)	135,780
1,290	Vanda Pharmaceuticals, Inc. (b)	24,575
2,390	Veracyte, Inc. (b)	22,323
1,597	Verastem, Inc. (b)	10,987
3,438	Vericel Corp. (b)	33,349
1,144	Viking Therapeutics, Inc. (b)	10,857
1,913	Vital Therapies, Inc. (b)	13,104
506	Voyager Therapeutics, Inc. (b)	9,887
306	Xencor, Inc. (b)	11,325
2,318	XOMA Corp. (b)	48,400
1,320	Zafgen, Inc. (b)	13,504

		2,231,926

	Building Products—1.42%
2,118	A. O. Smith Corp.	125,280
727	AAON, Inc.	24,173
794	Allegion Plc	61,424
173	American Woodmark Corp. (b)	15,838
348	Apogee Enterprises, Inc.	16,763
865	Armstrong Flooring, Inc. (b)	12,145
684	Armstrong World Industries, Inc. (b)	43,229
1,941	Builders FirstSource, Inc. (a)(b)	35,501
780	Continental Building Products, Inc. (b)	24,609
223	CSW Industrials, Inc. (b)	11,786
1,318	Fortune Brands Home & Security, Inc. (a)	70,763
623	JELD-WEN Holding, Inc. (b)	17,812
393	Lennox International, Inc. (a)	78,659
233	Masonite International Corp. (b)	16,741
656	NCI Building Systems, Inc. (a)(b)	13,776
982	Owens Corning, Inc.	62,229
205	Patrick Industries, Inc. (b)	11,654
672	PGT Innovations, Inc. (b)	14,011
867	Quanex Building Products Corp.	15,563
502	Simpson Manufacturing Co., Inc.	31,219
1,024	Trex Co., Inc. (b)	64,092
807	Universal Forest Products, Inc.	29,552
835	USG Corp. (b)	36,005

		832,824

	Capital Markets—2.05%
1,629	Artisan Partners Asset Management, Inc.—Class A	49,114
192	Ashford, Inc. (b)	12,442
896	B. Riley Financial, Inc.	20,205
3,067	BGC Partners, Inc.—Class A	34,718
573	Cohen & Steers, Inc.	23,900
106	Diamond Hill Investment Group, Inc.	20,610
1,353	Eaton Vance Corp.	70,613
643	Evercore Partners, Inc.—Class A	67,804
539	FactSet Research Systems, Inc.	106,776
1,410	Federated Investors, Inc.—Class B	32,881
582	Hamilton Lane, Inc.—Class A	27,919
390	HFF, Inc.—Class A	13,396
748	Houlihan Lokey, Inc.	38,313

372	INTL. FCStone, Inc. (b)	19,236
3,323	Ladenburg Thalmann Financial Services, Inc.	11,298
1,871	Lazard Ltd.—Class A	91,511
732	Legg Mason, Inc.	25,422
1,302	LPL Financial Holdings, Inc.	85,333
363	MarketAxess Holdings, Inc. (a)	71,823
743	Moelis & Co.—Class A (a)	43,577
478	Morningstar, Inc.	61,303
705	Oppenheimer Holdings, Inc.—Class A	19,740
206	Piper Jaffray Cos.	15,831
376	PJT Partners, Inc.—Class A	20,075
2,329	Pzena Investment Management, Inc.—Class A	21,450
1,551	SEI Investments Co.	96,969
1,873	Siebert Financial Corp. (b)	19,517
934	Virtu Financial, Inc.—Class A	24,798
1,568	Waddell & Reed Financial, Inc.—Class A (a)	28,177
258	Westwood Holdings Group, Inc.	15,361
1,631	WisdomTree Investments, Inc.	14,809

		1,204,921

	Chemicals—1.71%
395	A. Schulman, Inc.	17,578
1,063	Advanced Emissions Solutions, Inc.	12,076
318	AdvanSix, Inc. (b)	11,648
2,035	AgroFresh Solutions, Inc. (b)	14,265
831	American Vanguard Corp.	19,071
358	Ashland Global Holdings, Inc.	27,988
1,344	Axalta Coating Systems, Ltd. (b)	40,737
184	Balchem Corp.	18,058
379	Cabot Corp.	23,411
1,971	CF Industries Holdings, Inc. (a)	87,512
222	Chase Corp.	26,029
927	Codexis, Inc. (b)	13,349
305	H.B. Fuller Co.	16,372
2,022	Huntsman Corp.	59,042
828	Ingevity Corp. (b)	66,952
3,008	Intrepid Potash, Inc. (b)	12,333
599	KMG Chemicals, Inc.	44,194
595	Kraton Corp. (b)	27,453
687	Kronos Worldwide, Inc.	15,478
191	Minerals Technologies, Inc.	14,392
81	NewMarket Corp. (a)	32,764
1,503	Olin Corp.	43,166
2,853	Platform Specialty Products Corp. (b)	33,095
799	PolyOne Corp.	34,533
196	Quaker Chemical Corp.	30,355
1,320	Rayonier Advanced Materials, Inc.	22,559
655	RPM International, Inc.	38,200
279	Stepan Co.	21,765
1,124	The Chemours Co.	49,861
210	The Scotts Miracle-Gro Co.—Class A (a)	17,464
752	Trinseo SA	53,354

1,089	Tronox, Ltd.—Class A	21,432
2,303	Valhi, Inc.	10,962
1,393	Valvoline, Inc.	30,047

		1,007,495

	Commercial Services & Supplies—1.73%
2,731	ACCO Brands Corp.	37,824
485	Advanced Disposal Services, Inc. (b)	12,018
858	Avery Dennison Corp.	87,602
243	Barrett Business Services, Inc.	23,467
1,008	Casella Waste Systems, Inc.—Class A (b)	25,815
216	Clean Harbors, Inc. (b)	11,999
629	Comfort Systems USA, Inc.	28,808
694	Covanta Holding Corp.	11,451
539	Deluxe Corp.	35,687
1,376	Essendant, Inc.	18,191
681	Healthcare Services Group, Inc. (a)	29,412
868	Heritage-Crystal Clean, Inc. (b)	17,447
1,750	Herman Miller, Inc.	59,325
813	HNI Corp.	30,244
1,318	InnerWorkings, Inc. (b)	11,453
857	Interface, Inc. (a)	19,668
895	KAR Auction Services, Inc.	49,046
4,551	Kimball International, Inc.—Class B	73,544
814	Knoll, Inc.	16,939
902	LSC Communications, Inc.	14,125
298	McGrath RentCorp	18,854
379	Mobile Mini, Inc.	17,775
476	MSA Safety, Inc. (a)	45,858
1,562	Pitney Bowes, Inc.	13,386
641	Quad/Graphics, Inc.	13,352
1,520	Rollins, Inc.	79,922
415	SP Plus Corp. (b)	15,438
2,012	Steelcase, Inc.—Class A	27,162
275	Stericycle, Inc. (b)	17,955
2,013	Sykes Enterprises, Inc. (b)	57,934
897	Team, Inc. (a)(b)	20,721
568	Tetra Tech, Inc.	33,228
370	The Brinks Co.	29,508
222	Viad Corp. (a)	12,044

		1,017,202

	Communications Equipment—1.16%
582	Acacia Communications, Inc. (a)(b)	20,259
848	ADTRAN, Inc.	12,593
557	Applied Optoelectronics, Inc. (b)	25,009
2,169	ARRIS International Plc (b)	53,021
2,729	Calix, Inc. (b)	21,286
973	Casa Systems, Inc. (a)(b)	15,889
1,376	Ciena Corp. (b)	36,478
1,147	Clearfield, Inc. (b)	12,674
1,893	CommScope Holding Co., Inc. (a)(b)	55,285
494	Comtech Telecommunications Corp.	15,749

1,823	DASAN Zhone Solutions, Inc. (b)	17,793
2,114	Digi International, Inc. (b)	27,905
527	EchoStar Corp.—Class A (b)	23,399
7,657	Extreme Networks, Inc. (b)	60,950
969	Finisar Corp. (a)(b)	17,442
500	InterDigital, Inc. (a)	40,450
1,623	KVH Industries, Inc. (b)	21,748
368	Lumentum Holdings, Inc. (a)(b)	21,307
373	NETGEAR, Inc. (b)	23,313
1,520	NetScout Systems, Inc. (a)(b)	45,144
1,515	Oclaro, Inc. (b)	13,529
344	Plantronics, Inc. (a)	26,230
1,248	Quantenna Communications, Inc. (b)	19,394
3,650	Ribbon Communications, Inc. (b)	25,988
339	Ubiquiti Networks, Inc. (a)(b)	28,720

		681,555

	Construction & Engineering—0.60%
957	AECOM (a)(b)	31,610
892	Aegion Corp. (a)(b)	22,969
1,005	Ameresco, Inc.—Class A (b)	12,060
203	Dycom Industries, Inc. (a)(b)	19,186
423	EMCOR Group, Inc.	32,224
844	Fluor Corp.	41,170
896	IES Holdings, Inc. (b)	15,008
662	Jacobs Engineering Group, Inc.	42,030
1,513	KBR, Inc.	27,113
500	NV5 Global, Inc. (b)	34,650
2,495	Orion Group Holdings, Inc. (b)	20,609
505	Primoris Services Corp.	13,751
765	Quanta Services, Inc. (b)	25,551
892	Tutor Perini Corp. (a)(b)	16,457

		354,388

	Construction Materials—0.07%
137	Eagle Materials, Inc.	14,381
513	Summit Materials, Inc.—Class A (b)	13,469
278	US Concrete, Inc. (a)(b)	14,595

		42,445

	Consumer Finance—1.08%
203	Credit Acceptance Corp. (a)(b)	71,740
1,039	Curo Group Holdings Corp. (b)	25,923
2,599	Enova International, Inc. (b)	94,994
1,290	EZCORP, Inc.—Class A (b)	15,545
317	FirstCash, Inc.	28,482
427	Green Dot Corp.—Class A (b)	31,338
5,553	Navient Corp.	72,356
510	Nelnet, Inc.—Class A	29,789
535	OneMain Holdings, Inc. (a)(b)	17,810
648	PRA Group, Inc. (b)	24,980
2,519	Regional Management Corp. (b)	88,215
3,790	Santander Consumer USA Holdings, Inc.	72,351
5,225	SLM Corp. (a)(b)	59,826

		633,349

	Containers & Packaging—0.62%
308	AptarGroup, Inc.	28,761
1,101	Berry Plastics Group, Inc. (b)	50,580
1,905	Graphic Packaging Holding Co.	27,642
314	Greif, Inc.—Class A	16,607
2,215	Myers Industries, Inc.	42,528
1,321	Owens-Illinois, Inc. (b)	22,206
949	Packaging Corp. of America	106,089
1,158	Sealed Air Corp.	49,157
776	Silgan Holdings, Inc.	20,820

		364,390

	Distributors—0.05%
623	Core-Mark Holding Co., Inc.	14,142
1,326	Funko, Inc.—Class A (b)	16,641

		30,783

	Diversified Consumer Services—1.94%
2,702	Adtalem Global Education, Inc. (b)	129,966
1,527	American Public Education, Inc. (b)	64,287
303	Bright Horizons Family Solutions, Inc. (b)	31,064
3,846	Cambium Learning Group, Inc. (b)	42,883
491	Capella Education Co.	48,462
3,491	Career Education Corp. (b)	56,450
674	Carriage Services, Inc.	16,547
2,460	Chegg, Inc. (b)	68,363
87	Graham Holdings Co.—Class B	50,991
638	Grand Canyon Education, Inc. (b)	71,207
4,372	H&R Block, Inc.	99,594
1,275	Hillenbrand, Inc.	60,116
2,652	Houghton Mifflin Harcourt Co. (b)	20,288
2,317	K12, Inc. (b)	37,929
199	Matthews International Corp.—Class A	11,701
2,606	Regis Corp. (b)	43,103
746	Service Corp. International	26,699
1,055	ServiceMaster Global Holdings, Inc. (b)	62,741
751	Sotheby’s—Class A (a)(b)	40,809
505	Strayer Education, Inc.	57,070
1,024	Weight Watchers International, Inc. (a)(b)	103,526

		1,143,796

	Diversified Financial Services—0.20%
684	Cannae Holdings, Inc. (b)	12,688
707	Encore Capital Group, Inc. (a)(b)	25,876
831	Voya Financial, Inc.	39,057
361	World Acceptance Corp. (a)(b)	40,075

		117,696

	Diversified Telecommunication Services—0.31%
351	Cogent Communications Holdings, Inc.	18,743
2,231	Frontier Communications Corp. (a)	11,958
2,159	Ooma, Inc. (b)	30,550
6,705	Vonage Holdings Corp. (b)	86,428
1,856	Windstream Holdings, Inc.	9,781
649	Zayo Group Holdings, Inc. (b)	23,676

		181,136

	Electric Utilities—0.37%
446	ALLETE, Inc.	34,525
280	El Paso Electric Co.	16,548
718	Hawaiian Electric Industries, Inc.	24,627
240	IDACORP, Inc. (a)	22,138
594	OGE Energy Corp.	20,915
353	Pinnacle West Capital Corp.	28,438
596	PNM Resources, Inc.	23,184
520	Portland General Electric Co.	22,235
2,770	Spark Energy, Inc.—Class A	27,007

		219,617

	Electrical Equipment—0.76%
395	Acuity Brands, Inc.	45,769
248	Allied Motion Technologies, Inc.	11,874
831	Atkore International Group, Inc. (b)	17,260
344	Belden, Inc. (a)	21,025
662	Brady Corp.—Class A	25,520
253	EnerSys	18,884
1,699	Enphase Energy, Inc. (b)	11,434
262	Franklin Electric Co., Inc.	11,816
466	Generac Holdings, Inc. (b)	24,106
327	Hubbell, Inc.	34,577
527	II-VI, Inc. (a)(b)	22,898
462	nVent Electric Plc (b)	11,596
130	Preformed Line Products Co.	11,542
450	Regal Beloit Corp.	36,810
949	Sensata Technologies Holding Plc (b)	45,154
882	Sunrun, Inc. (b)	11,598
1,499	Vicor Corp. (b)	65,282
229	Woodward Governor Co.	17,601

		444,746

	Electronic Equipment, Instruments & Components—2.70%
842	Anixter International, Inc. (b)	53,299
620	Arrow Electronics, Inc. (b)	46,674
473	Avnet, Inc. (a)	20,287
1,250	AVX Corp.	19,588
654	Bel Fuse, Inc.—Class B	13,669
1,066	Benchmark Electronics, Inc.	31,074
1,808	CDW Corp.	146,068
1,526	Cognex Corp.	68,075
183	Coherent, Inc. (b)	28,625
1,716	Control4 Corp. (b)	41,716
331	CTS Corp.	11,916
2,185	Daktronics, Inc.	18,594
571	Dolby Laboratories, Inc.—Class A (a)	35,225
2,170	Electro Scientific Industries, Inc. (a)(b)	34,221
506	Fabrinet (b)	18,666
300	FARO Technologies, Inc. (b)	16,305
3,074	Fitbit, Inc.—Class A (b)	20,073

953	FLIR Systems, Inc.	49,527
428	Insight Enterprises, Inc. (b)	20,942
3,876	Iteris, Inc. (b)	18,760
503	Itron, Inc. (b)	30,205
532	Jabil, Inc.	14,715
1,312	KEMET Corp. (b)	31,685
1,445	Keysight Technologies, Inc. (b)	85,298
867	Kimball Electronics, Inc. (b)	15,866
1,326	Knowles Corp. (a)(b)	20,288
107	Littelfuse, Inc.	24,415
519	Methode Electronics, Inc.	20,916
295	MTS Systems Corp. (a)	15,532
1,714	Napco Security Technologies, Inc. (b)	25,110
1,509	National Instruments Corp.	63,348
501	Novanta, Inc. (b)	31,212
244	OSI Systems, Inc. (b)	18,869
1,123	PAR Technology Corp. (b)	19,855
513	Park Electrochemical Corp.	11,896
926	PC Connection, Inc. (a)	30,743
474	Plexus Corp. (a)(b)	28,222
166	Rogers Corp. (b)	18,502
1,146	Sanmina Corp. (b)	33,578
544	ScanSource, Inc. (b)	21,923
146	SYNNEX Corp.	14,090
347	Tech Data Corp. (b)	28,496
2,242	Trimble, Inc. (b)	73,627
1,874	TTM Technologies, Inc. (b)	33,039
1,951	Vishay Intertechnology, Inc. (a)	45,263
325	Vishay Precision Group, Inc. (b)	12,399
733	Zebra Technologies Corp.—Class A (b)	105,002

		1,587,398

	Energy Equipment & Services—1.03%
471	Apergy Corp. (b)	19,664
848	Bristow Group, Inc. (b)	11,965
1,342	Carbo Ceramics, Inc. (b)	12,306
1,549	Dawson Geophysical Co. (b)	12,237
1,787	Diamond Offshore Drilling, Inc. (a)(b)	37,277
341	Dril-Quip, Inc. (b)	17,527
883	Era Group, Inc. (b)	11,435
2,062	FTS International, Inc. (b)	29,363
1,577	Helix Energy Solutions Group, Inc. (b)	13,136
395	Helmerich & Payne, Inc. (a)	25,185
751	ION Geophysical Corp. (b)	18,249
299	Mammoth Energy Services, Inc. (b)	10,154
1,952	Matrix Service Co. (b)	35,819
902	McDermott International, Inc. (a)(b)	17,724
1,671	Newpark Resources, Inc. (b)	18,130
4,064	Noble Corp. Plc (b)	25,725
860	Ocean Rig UDW, Inc.—Class A (b)	25,353
1,099	Oceaneering International, Inc.	27,981
639	Oil States International, Inc. (a)(b)	20,512

2,396	Pioneer Energy Services Corp. (b)	14,017
3,754	Profire Energy, Inc. (b)	12,689
1,191	RigNet, Inc. (b)	12,267
3,414	Rowan Cos., Inc.—Class A (b)	55,375
1,003	RPC, Inc. (a)	14,614
206	Seacor Holdings, Inc. (b)	11,798
851	Solaris Oilfield Infrastructure, Inc.—Class A (b)	12,161
4,142	Tetra Technologies, Inc. (b)	18,432
4,991	Transocean, Ltd. (a)(b)	67,079

		608,174

	Food & Staples Retailing—1.08%
532	Casey’s General Stores, Inc. (a)	55,903
1,791	Diplomat Pharmacy, Inc. (b)	45,778
1,090	Ingles Markets, Inc.—Class A	34,662
2,198	Natural Grocers by Vitamin Cottage, Inc. (b)	28,002
1,597	Performance Food Group Co. (b)	58,610
186	PriceSmart, Inc.	16,833
15,276	Rite Aid Corp. (b)	26,427
1,656	SpartanNash Co. (a)	42,261
1,732	Sprouts Farmers Market, Inc. (b)	38,225
757	SUPERVALU, Inc. (a)(b)	15,534
1,314	The Chefs’ Warehouse, Inc. (a)(b)	37,449
883	United Natural Foods, Inc. (a)(b)	37,669
2,792	US Foods Holding Corp. (b)	105,593
1,158	Village Super Market, Inc.—Class A	34,115
1,093	Weis Markets, Inc.	58,301

		635,362

	Food Products—1.08%
409	Alico, Inc.	12,965
124	Calavo Growers, Inc. (a)	11,923
349	Cal-Maine Foods, Inc. (b)	16,002
1,576	Darling International, Inc. (b)	31,331
3,399	Dean Foods Co.	35,723
1,330	Farmer Brothers Co. (b)	40,632
2,192	Flowers Foods, Inc.	45,659
612	Fresh Del Monte Produce, Inc.	27,265
1,758	Freshpet, Inc. (a)(b)	48,257
1,124	Hostess Brands, Inc. (a)(b)	15,286
647	Ingredion, Inc.	71,623
115	J&J Snack Foods Corp.	17,534
1,157	Lamb Weston Holdings, Inc.	79,266
127	Lancaster Colony Corp.	17,579
814	Pilgrim’s Pride Corp. (b)	16,386
735	Pinnacle Foods, Inc.	47,819
320	Post Holdings, Inc. (a)(b)	27,526
319	Sanderson Farms, Inc. (a)	33,543
550	The Hain Celestial Group, Inc. (b)	16,390
431	TreeHouse Foods, Inc. (b)	22,632

		635,341

	Gas Utilities—0.38%
414	Atmos Energy Corp. (a)	37,318
365	National Fuel Gas Co. (a)	19,330
378	New Jersey Resources Corp. (a)	16,916
502	ONE Gas, Inc.	37,519
209	Spire, Inc.	14,766
1,511	UGI Corp.	78,678
237	WGL Holdings, Inc.	21,034

		225,561

	Health Care Equipment & Supplies—4.13%
331	Abaxis, Inc.	27,476
3,081	Accuray, Inc. (b)	12,632
1,268	AngioDynamics, Inc. (b)	28,200
405	Anika Therapeutics, Inc. (b)	12,960
5,550	Antares Pharma, Inc. (b)	14,319
886	AtriCure, Inc. (b)	23,966
59	Atrion Corp.	35,365
1,754	AxoGen, Inc. (a)(b)	88,138
455	Cantel Medical Corp.	44,754
1,253	Cardiovascular Systems, Inc. (b)	40,522
1,695	Cerus Corp. (b)	11,306
304	CONMED Corp.	22,253
422	CryoLife, Inc. (b)	11,753
793	CryoPort, Inc. (b)	12,514
1,762	Cutera, Inc. (b)	71,009
1,114	CytoSorbents Corp. (b)	12,700
1,099	DexCom, Inc. (a)(b)	104,383
599	FONAR Corp. (b)	15,903
858	Glaukos Corp. (b)	34,869
2,053	Globus Medical, Inc.—Class A (b)	103,594
776	Haemonetics Corp. (b)	69,592
739	Halyard Health, Inc. (b)	42,308
1,179	Helius Medical Technologies, Inc. (b)	11,224
631	Heska Corp. (b)	65,491
650	Hill-Rom Holdings, Inc.	56,771
110	ICU Medical, Inc. (b)	32,301
591	Inogen, Inc. (b)	110,121
691	Insulet Corp. (b)	59,219
750	Integer Holdings Corp. (b)	48,487
593	Integra LifeSciences Holdings Corp. (a)(b)	38,195
568	IntriCon Corp. (b)	22,890
901	iRadimed Corp. (b)	18,696
293	iRhythm Technologies, Inc. (a)(b)	23,771
820	K2M Group Holdings, Inc. (b)	18,450
1,876	Lantheus Holdings, Inc. (b)	27,296
1,427	LeMaitre Vascular, Inc.	47,776
283	LivaNova Plc (b)	28,249
631	Masimo Corp. (b)	61,617
1,166	Meridian Bioscience, Inc. (a)	18,539
423	Merit Medical Systems, Inc. (b)	21,658
451	Natus Medical, Inc. (b)	15,559
382	Neogen Corp. (a)(b)	30,633
949	Novocure Ltd. (b)	29,704

1,082	NuVasive, Inc. (a)(b)	56,394
1,161	NxStage Medical, Inc. (b)	32,392
1,229	OraSure Technologies, Inc. (b)	20,242
638	Orthofix International NV (b)	36,251
443	OrthoPediatrics Corp. (b)	11,802
1,134	Oxford Immunotec Global Plc (b)	14,617
286	Penumbra, Inc. (a)(b)	39,511
273	Quidel Corp. (b)	18,155
2,636	RTI Surgical, Inc. (b)	12,126
1,422	SeaSpine Holdings Corp. (b)	17,946
2,546	Senseonics Holdings, Inc. (b)	10,464
623	Sientra, Inc. (b)	12,155
3,641	STAAR Surgical Co. (b)	112,871
520	STERIS Plc (a)	54,605
516	SurModics, Inc. (b)	28,483
1,954	Tactile Systems Technology, Inc. (a)(b)	101,608
1,260	Tandem Diabetes Care, Inc. (b)	27,745
330	The Cooper Cos., Inc. (a)	77,698
2,392	TransEnterix, Inc. (a)(b)	10,429
146	Utah Medical Products, Inc.	16,082
631	Varex Imaging Corp. (b)	23,404
527	West Pharmaceutical Services, Inc. (a)	52,326
563	Wright Medical Group NV (a)(b)	14,615

		2,429,084

	Health Care Providers & Services—2.82%
503	Acadia Healthcare Co., Inc. (b)	20,578
555	Addus HomeCare Corp. (b)	31,774
925	Amedisys, Inc. (b)	79,050
855	American Renal Associates Holdings, Inc. (b)	13,483
1,069	AMN Healthcare Services, Inc. (a)(b)	62,643
8,380	BioScrip, Inc. (b)	24,553
1,015	BioTelemetry, Inc. (b)	45,675
2,567	Brookdale Senior Living, Inc. (b)	23,334
234	Chemed Corp.	75,304
1,001	Civitas Solutions, Inc. (b)	16,416
3,648	Community Health Systems, Inc. (a)(b)	12,111
359	CorVel Corp. (b)	19,386
5,394	Cross Country Healthcare, Inc. (b)	60,683
1,150	Encompass Health Corp.	77,878
1,137	Envision Healthcare Corp. (b)	50,039
7,274	Genesis Healthcare, Inc. (b)	16,657
592	HealthEquity, Inc. (a)(b)	44,459
534	HMS Holdings Corp. (b)	11,545
1,534	Kindred Healthcare, Inc. (b)	13,806
1,085	LHC Group, Inc. (a)(b)	92,865
432	LifePoint Health, Inc. (a)(b)	21,082
426	Magellan Health Services, Inc. (b)	40,875
746	MEDNAX, Inc. (b)	32,287
1,059	Molina Healthcare, Inc. (a)(b)	103,718
249	National Healthcare Corp.	17,525
1,763	National Research Corp.—Class A	65,936

765	Owens & Minor, Inc.	12,783
682	Patterson Cos., Inc. (a)	15,461
1,108	PerkinElmer, Inc.	81,139
358	Premier, Inc.—Class A (a)(b)	13,024
192	Providence Service Corp. (b)	15,082
3,496	R1 RCM, Inc. (b)	30,345
5,556	RadNet, Inc. (b)	83,340
1,287	Select Medical Holdings Corp. (b)	23,359
1,273	Surgery Partners, Inc. (b)	18,968
453	Teladoc, Inc. (a)(b)	26,297
395	The Ensign Group, Inc.	14,149
590	Tivity Health, Inc. (b)	20,768
1,845	Triple-S Management Corp.—Class B (b)	72,066
518	Trupanion, Inc. (a)(b)	19,995
123	US Physical Therapy, Inc.	11,808
508	WellCare Health Plans, Inc. (b)	125,090

		1,657,336

	Health Care Technology—0.74%
2,306	Allscripts Healthcare Solutions, Inc. (a)(b)	27,672
354	athenahealth, Inc. (b)	56,335
379	Computer Programs & Systems, Inc.	12,469
357	Cotiviti Holdings, Inc. (b)	15,754
532	Medidata Solutions, Inc. (b)	42,858
389	Omnicell, Inc. (b)	20,403
5,284	Quality Systems, Inc. (b)	103,038
1,387	Simulations Plus, Inc.	30,861
388	Tabula Rasa HealthCare, Inc. (b)	24,766
966	Veeva Systems, Inc.—Class A (b)	74,247
958	Vocera Communications, Inc. (a)(b)	28,635

		437,038

	Hotels, Restaurants & Leisure—2.76%
1,029	Aramark	38,176
1,635	BBX Capital Corp.	14,764
12	Biglari Holdings, Inc.—Class A (b)	11,400
79	Biglari Holdings, Inc.—Class B (b)	14,496
193	BJ’s Restaurants, Inc.	11,580
760	Bluegreen Vacations Corp.	18,088
1,175	Bojangles’, Inc. (b)	16,920
859	Boyd Gaming Corp. (a)	29,773
1,253	Brinker International, Inc. (a)	59,643
3,135	Callaway Golf Co.	59,471
2,607	Century Casinos, Inc. (b)	22,811
504	Cheesecake Factory, Inc. (a)	27,750
990	Choice Hotels International, Inc.	74,844
187	Churchill Downs, Inc.	55,446
370	Chuy’s Holdings, Inc. (b)	11,359
100	Cracker Barrel Old Country Store, Inc. (a)	15,621
258	Dave & Buster’s Entertainment, Inc. (b)	12,281
1,351	Del Taco Restaurants, Inc. (a)(b)	19,157
1,622	Denny’s Corp. (b)	25,839
177	DineEquity, Inc.	13,240

559	Domino’s Pizza, Inc.	157,733
1,502	Drive Shack, Inc. (b)	11,596
428	Dunkin’ Brands Group, Inc. (a)	29,562
1,638	El Pollo Loco Holdings, Inc. (b)	18,673
403	Eldorado Resorts, Inc. (a)(b)	15,757
1,156	Extended Stay America, Inc.	24,981
843	Fiesta Restaurant Group, Inc. (b)	24,194
425	Golden Entertainment, Inc. (b)	11,471
518	Hilton Grand Vacations, Inc. (b)	17,975
440	Hyatt Hotels Corp.—Class A	33,946
922	ILG, Inc.	30,454
957	International Game Technology Plc (a)	22,241
269	International Speedway Corp.—Class A	12,024
1,482	J Alexander’s Holdings, Inc. (b)	16,524
252	Jack in the Box, Inc.	21,450
929	Lindblad Expeditions Holdings, Inc. (b)	12,309
242	Marriott Vacations Worldwide Corp.	27,336
268	Monarch Casino & Resort, Inc. (b)	11,805
274	Nathan’s Famous, Inc.	25,783
957	Noodles & Co.—Class A (a)(b)	11,771
387	Papa John’s International, Inc.	19,629
1,180	Penn National Gaming, Inc. (a)(b)	39,636
1,363	Pinnacle Entertainment, Inc. (b)	45,974
393	Planet Fitness, Inc.—Class A (b)	17,268
2,394	Potbelly Corp. (b)	31,002
481	RCI Hospitality Holdings, Inc.	15,224
1,064	Red Lion Hotels Corp. (b)	12,396
269	Red Robin Gourmet Burgers, Inc. (a)(b)	12,535
514	Red Rock Resorts, Inc.—Class A	17,219
1,273	Ruth’s Hospitality Group, Inc.	35,708
535	Scientific Games Corp.—Class A (b)	26,295
529	SeaWorld Entertainment, Inc. (b)	11,543
177	Shake Shack, Inc.—Class A (b)	11,714
271	Six Flags Entertainment Corp. (a)	18,984
339	Sonic Corp. (a)	11,668
745	Speedway Motorsports, Inc.	12,933
304	Texas Roadhouse, Inc.	19,915
927	Town Sports International Holdings, Inc. (b)	13,488
203	Vail Resorts, Inc. (a)	55,661
703	Wingstop, Inc. (a)	36,640
593	Wyndham Destinations, Inc.	26,252
740	Wyndham Hotels & Resorts, Inc.	43,534

		1,625,462

	Household Durables—1.58%
906	AV Homes, Inc. (b)	19,388
914	Bassett Furniture Industries, Inc.	25,181
1,217	Beazer Homes USA, Inc. (a)(b)	17,951
75	Cavco Industries, Inc. (b)	15,574
858	Ethan Allen Interiors, Inc.	21,021
377	Flexsteel Industries, Inc.	15,042
3,118	GoPro, Inc.—Class A (a)(b)	20,080

2,156	Green Brick Partners, Inc. (b)	21,129
747	Hamilton Beach Brands Holding Co.—Class A	21,700
218	Helen of Troy, Ltd. (b)	21,462
676	Hooker Furniture Corp.	31,704
9,989	Hovnanian Enterprises, Inc.—Class A (b)	16,282
412	Installed Building Products, Inc. (b)	23,299
480	iRobot Corp. (a)(b)	36,370
1,716	KB Home (a)	46,744
953	La-Z-Boy, Inc. (a)	29,162
234	LGI Homes, Inc. (a)(b)	13,509
1,132	Lifetime Brands, Inc.	14,320
38	NVR, Inc. (b)	112,873
2,241	PulteGroup, Inc.	64,429
1,443	Purple Innovation, Inc. (b)	12,266
565	Roku, Inc. (b)	24,080
712	Skyline Champion Corp.	24,948
728	Taylor Morrison Home Corp.—Class A (b)	15,128
527	Tempur Sealy International, Inc. (a)(b)	25,322
1,323	Toll Brothers, Inc.	48,938
329	TopBuild Corp. (a)(b)	25,774
1,636	TRI Pointe Group, Inc. (b)	26,765
785	Tupperware Brands Corp. (a)	32,373
1,728	Turtle Beach Corp. (b)	35,113
400	Universal Electronics, Inc. (b)	13,220
522	William Lyon Homes—Class A (b)	12,110
2,710	ZAGG, Inc. (b)	46,883

		930,140

	Household Products—0.32%
537	Central Garden & Pet Co. (b)	23,349
653	Central Garden & Pet Co.—Class A (b)	26,427
467	Energizer Holdings, Inc.	29,402
2,401	HRG Group, Inc. (b)	31,429
280	Oil-Dri Corp. of America	11,799
438	WD-40 Co.	64,058

		186,464

	Independent Power and Renewable Electricity Producers—0.67%
18,511	Atlantic Power Corp. (b)	40,724
3,684	NRG Energy, Inc.—Class C	113,099
2,258	NRG Yield, Inc.—Class A	38,499
2,316	NRG Yield, Inc.—Class C	39,835
6,962	Vistra Energy Corp. (b)	164,721

		396,878

	Industrial Conglomerates—0.18%
276	Carlisle Companies, Inc.	29,893
523	Otter Tail Corp.	24,895
467	Raven Industries, Inc.	17,956
4	Seaboard Corp.	15,851
622	Tredegar Corp.	14,617

		103,212

	Insurance—2.87%
54	Alleghany Corp.	31,048
1,252	American Equity Investment Life Holding Co. (a)	45,072
951	American Financial Group, Inc.	102,071
99	American National Insurance Co.	11,840
868	AMERISAFE, Inc.	50,127
1,659	AmTrust Financial Services, Inc. (a)	24,172
244	Argo Group International Holdings, Ltd.	14,189
731	Assurant, Inc.	75,651
1,871	Assured Guaranty, Ltd.	66,851
274	Brighthouse Financial, Inc. (b)	10,979
3,370	Brown & Brown, Inc.	93,450
1,653	CNO Financial Group, Inc.	31,473
4,301	Crawford & Co.—Class B	37,204
662	Employers Holdings, Inc.	26,612
74	Enstar Group Ltd. (b)	15,340
419	Erie Indemnity Co.—Class A (a)	49,132
253	Everest Re Group, Ltd.	58,312
222	FBL Financial Group, Inc.—Class A	17,483
518	FedNat Holding Co.	11,950
1,313	First American Financial Corp.	67,908
725	Health Insurance Innovations, Inc.—Class A (b)	23,454
843	Heritage Insurance Holdings, Inc. (a)	14,053
279	Horace Mann Educators Corp.	12,443
333	Independence Holding Co.	11,072
208	Infinity Property & Casualty Corp.	29,609
124	Investors Title Co.	22,898
470	James River Group Holdings, Ltd.	18,466
280	Kemper Corp. (a)	21,182
1,066	Kingstone Cos., Inc.	18,015
443	National General Holdings Corp.	11,664
85	National Western Life Group, Inc.—Class A	26,117
2,086	Old Republic International Corp.	41,532
626	Primerica, Inc.	62,350
452	ProAssurance Corp.	16,023
686	Reinsurance Group of America, Inc.	91,567
391	RLI Corp.	25,880
147	Safety Insurance Group, Inc.	12,554
612	Selective Insurance Group, Inc.	33,660
319	The Hanover Insurance Group, Inc. (a)	38,140
1,253	Third Point Reinsurance, Ltd. (b)	15,663
2,196	Tiptree, Inc.—Class A	14,933
1,415	Torchmark Corp.	115,195
214	United Fire Group, Inc.	11,665
596	United Insurance Holdings Corp.	11,670
1,750	Universal Insurance Holdings, Inc.	61,425
1,191	W.R. Berkley Corp. (a)	86,240

		1,688,334

	Internet & Direct Marketing Retail—1.00%
2,650	1-800-Flowers.Com, Inc.—Class A (a)(b)	33,258
1,341	Duluth Holdings, Inc.—Class B (b)	31,902
1,570	Etsy, Inc. (b)	66,238
531	Gaia, Inc. (b)	10,753

8,004	Groupon, Inc. (a)(b)	34,417
1,853	Lands’ End, Inc. (b)	51,699
486	Liberty Expedia Holdings, Inc.—Class A (b)	21,355
838	Nutrisystem, Inc.	32,263
1,462	Overstock.com, Inc. (a)(b)	49,196
707	PetMed Express, Inc.	31,143
514	Shutterfly, Inc. (a)(b)	46,276
1,136	TripAdvisor, Inc. (a)(b)	63,287
974	Wayfair, Inc.—Class A (a)(b)	115,672

		587,459

	Internet Software & Services—4.18%
1,274	2U, Inc. (b)	106,455
4,855	Aerohive Networks, Inc. (b)	19,274
698	Alarm.com Holdings, Inc. (b)	28,185
651	Alteryx, Inc.—Class A (a)(b)	24,842
2,536	Amber Road, Inc. (b)	23,864
1,704	Appfolio, Inc.—Class A (b)	104,200
1,259	Apptio, Inc.—Class A (b)	45,576
1,578	Blucora, Inc. (b)	58,386
2,035	Box, Inc.—Class A (a)(b)	50,855
3,529	Brightcove, Inc. (b)	34,055
1,506	Carbonite, Inc. (b)	52,559
672	Cardlytics, Inc. (b)	14,623
1,338	Care.com, Inc. (b)	27,937
1,189	Cargurus, Inc. (b)	41,306
2,174	ChannelAdvisor Corp. (b)	30,545
470	Cimpress NV (b)	68,131
1,441	Cloudera, Inc. (b)	19,655
607	Cornerstone OnDemand, Inc. (b)	28,790
240	Coupa Software, Inc. (a)(b)	14,938
647	DocuSign, Inc. (a)(b)	34,259
2,836	eGain Corp. (b)	42,824
260	Envestnet, Inc. (b)	14,287
1,718	Five9, Inc. (b)	59,391
889	GoDaddy, Inc.—Class A (b)	62,763
462	GrubHub, Inc. (a)(b)	48,468
349	GTT Communications, Inc. (b)	15,705
3,005	Hortonworks, Inc. (b)	54,751
1,272	Instructure, Inc. (b)	54,124
782	j2 Global, Inc.	67,729
2,185	Leaf Group, Ltd. (b)	23,707
2,398	LivePerson, Inc. (b)	50,598
344	LogMeIn, Inc. (a)	35,518
1,307	Match Group, Inc. (a)(b)	50,633
678	MINDBODY, Inc.—Class A (b)	26,171
672	New Relic, Inc. (b)	67,597
2,526	NIC, Inc.	39,279
1,134	Nutanix, Inc.—Class A (b)	58,480
535	Okta, Inc. (b)	26,948
3,344	Pandora Media, Inc. (a)(b)	26,351
430	Q2 Holdings, Inc. (b)	24,532

5,757	QuinStreet, Inc. (b)	73,114
1,601	Quotient Technology, Inc. (b)	20,973
2,669	Remark Holdings, Inc. (b)	10,436
558	SendGrid, Inc. (b)	14,798
468	ShotSpotter, Inc. (b)	17,751
494	Shutterstock, Inc. (b)	23,445
178	SPS Commerce, Inc. (b)	13,079
269	Stamps.com, Inc. (b)	68,070
2,794	TechTarget, Inc. (b)	79,350
2,791	Telaria, Inc. (b)	11,276
12,783	The Meet Group, Inc. (b)	57,268
281	The Trade Desk, Inc.—Class A (a)(b)	26,358
1,408	Travelzoo, Inc. (b)	24,077
4,511	TrueCar, Inc. (b)	45,516
214	Tucows, Inc.—Class A (a)(b)	12,979
767	Twilio, Inc.—Class A (b)	42,967
1,374	Web.com Group, Inc. (b)	35,518
1,735	XO Group, Inc. (a)(b)	55,520
1,671	Yelp, Inc.—Class A (b)	65,470
1,163	Yext, Inc. (a)(b)	22,492
293	Zillow Group, Inc.—Class A (b)	17,507
701	Zillow Group, Inc.—Class C (a)(b)	41,401

		2,457,656

	IT Services—2.59%
972	Acxiom Corp. (b)	29,111
926	Black Knight, Inc. (b)	49,587
2,269	Booz Allen Hamilton Holding Corp.—Class A	99,223
431	CACI International, Inc.—Class A (b)	72,645
1,084	Cardtronics Plc—Class A (b)	26,211
2,788	Conduent, Inc. (b)	50,658
3,676	Convergys Corp.	89,841
1,088	CoreLogic, Inc. (b)	56,467
1,294	CSG Systems International, Inc.	52,886
470	EPAM Systems, Inc. (b)	58,435
438	Euronet Worldwide, Inc. (b)	36,691
1,520	EVERTEC, Inc.	33,212
2,303	Exela Technologies, Inc. (b)	10,939
538	ExlService Holdings, Inc. (b)	30,456
540	Forrester Research, Inc.	22,653
1,645	Genpact, Ltd.	47,590
8,664	Information Services Group, Inc. (b)	35,522
1,150	Leidos Holdings, Inc. (a)	67,850
668	ManTech International Corp.—Class A	35,832
1,785	Maximus, Inc.	110,866
1,853	Perficient, Inc. (a)(b)	48,864
1,952	Perspecta, Inc.	40,114
2,902	PFSweb, Inc. (b)	28,207
860	Presidio, Inc. (b)	11,266
2,565	PRGX Global, Inc. (b)	24,881
1,325	Sabre Corp.	32,648
660	Science Applications International Corp.	53,414

1,262	Syntel, Inc. (b)	40,498
2,154	The Hackett Group, Inc.	34,615
2,118	Travelport Worldwide, Ltd. (a)	39,268
840	TTEC Holdings, Inc.	29,022
2,157	Unisys Corp. (b)	27,825
1,141	VeriFone Systems, Inc. (b)	26,038
572	Virtusa Corp. (a)(b)	27,845
222	WEX, Inc. (a)(b)	42,287

		1,523,467

	Leisure Products—1.03%
895	Acushnet Holdings Corp.	21,892
1,726	American Outdoor Brands Corp. (b)	20,764
829	Brunswick Corp.	53,454
509	Johnson Outdoors, Inc.—Class A	43,026
970	Malibu Boats, Inc.—Class A (b)	40,682
1,817	Marine Products Corp.	32,306
1,367	Mattel, Inc.	22,446
3,490	MCBC Holdings, Inc. (b)	101,035
1,586	Nautilus, Inc. (a)(b)	24,900
556	Polaris Industries, Inc. (a)	67,932
860	Pool Corp. (a)	130,290
504	Sturm, Ruger & Company, Inc.	28,224
1,047	Vista Outdoor, Inc. (b)	16,218

		603,169

	Life Sciences Tools & Services—0.91%
153	Bio-Rad Laboratories, Inc.—Class A (b)	44,147
164	Bio-Techne Corp.	24,264
1,386	Bruker Corp.	40,249
768	Cambrex Corp. (a)(b)	40,166
541	Charles River Laboratories International, Inc. (b)	60,733
2,959	Enzo Biochem, Inc. (b)	15,357
2,185	Fluidigm Corp. (b)	13,023
2,217	Harvard Bioscience, Inc. (b)	11,861
1,245	Luminex Corp.	36,765
1,775	Medpace Holdings, Inc. (b)	76,325
1,627	NanoString Technologies, Inc. (b)	22,257
879	NeoGenomics, Inc. (b)	11,524
356	PRA Health Sciences, Inc. (b)	33,236
1,855	QIAGEN NV (b)	67,077
795	Syneos Health, Inc. (b)	37,285

		534,269

	Machinery—3.27%
604	AGCO Corp.	36,675
225	Alamo Group, Inc.	20,331
1,024	Allison Transmission Holdings, Inc.	41,462
388	Altra Industrial Motion Corp. (a)	16,723
525	Badger Meter, Inc. (a)	23,468
583	Barnes Group, Inc.	34,339
730	Blue Bird Corp. (b)	16,316
398	Chart Industries, Inc. (b)	24,549
716	Colfax Corp. (b)	21,945

1,234	Columbus McKinnon Corp.	53,506
501	Crane Co.	40,145
267	DMC Global, Inc.	11,988
1,055	Donaldson Co., Inc.	47,602
612	Douglas Dynamics, Inc.	29,376
232	EnPro Industries, Inc.	16,228
347	ESCO Technologies, Inc.	20,022
753	Federal Signal Corp.	17,537
1,026	FreightCar America, Inc.	17,227
1,191	Gardner Denver Holdings, Inc. (b)	35,004
751	Gates Industrial Corp Plc (b)	12,219
363	Global Brass & Copper Holdings, Inc.	11,380
385	Gorman Rupp Co.	13,475
1,917	Graco, Inc.	86,687
448	Graham Corp.	11,563
1,042	Harsco Corp. (b)	23,028
396	Hurco Cos., Inc.	17,721
215	Hyster-Yale Materials Handling, Inc.	13,814
788	IDEX Corp.	107,546
531	ITT, Inc.	27,755
581	John Bean Technologies Corp. (a)	51,651
241	Kadant, Inc.	23,172
667	Kennametal, Inc. (a)	23,945
506	L.B. Foster Co.—Class A (b)	11,613
623	Lincoln Electric Holdings, Inc. (a)	54,674
124	Lindsay Corp.	12,027
998	Manitex International, Inc. (b)	12,455
1,403	Meritor, Inc. (b)	28,860
898	Milacron Holdings Corp. (b)	16,999
620	NACCO Industries, Inc.—Class A	20,925
335	Navistar International Corp. (b)	13,641
398	Nordson Corp.	51,107
635	Omega Flex, Inc.	50,235
697	Oshkosh Corp.	49,013
396	Park-Ohio Holdings Corp.	14,771
640	Pentair Plc	26,931
326	Proto Labs, Inc. (b)	38,778
103	RBC Bearings, Inc. (b)	13,267
789	Rexnord Corp. (b)	22,928
409	Snap-on, Inc.	65,734
1,046	Spartan Motors, Inc.	15,795
337	SPX Corp. (b)	11,812
455	SPX FLOW, Inc. (b)	19,915
298	Sun Hydraulics Corp.	14,361
346	Tennant Co.	27,334
1,239	Terex Corp.	52,273
568	The Eastern Co.	15,932
441	The Greenbrier Companies, Inc.	23,263
142	The Middleby Corp. (a)(b)	14,828
428	The Timken Co.	18,639
1,201	Toro Co.	72,360

1,320	TriMas Corp. (b)	38,808
819	Trinity Industries, Inc.	28,059
570	Twin Disc, Inc. (b)	14,147
118	Valmont Industries, Inc.	17,789
1,564	Wabash National Corp.	29,184
334	Wabtec Corp.	32,926
300	Watts Water Technologies, Inc.—Class A	23,520

		1,923,302

	Marine—0.16%
2,458	Costamare, Inc.	19,615
1,083	Genco Shipping & Trading Ltd. (b)	16,786
446	Kirby Corp. (a)(b)	37,286
313	Matson, Inc.	12,013
3,412	Safe Bulkers, Inc. (b)	11,601

		97,301

	Media—1.21%
240	AMC Networks, Inc.—Class A (b)	14,928
1,054	Beasley Broadcast Group, Inc.—Class A	11,805
549	Boston Omaha Corp. Class A (b)	11,567
44	Cable One, Inc. (a)	32,265
4,264	Central European Media Enterprises Ltd.—Class A (b)	17,696
4,041	Entravision Communications Corp.—Class A	20,205
879	Eros International Plc (b)	11,427
3,330	Gannett Co., Inc. (a)	35,631
612	GCI Liberty, Inc.—Class A (b)	27,589
1,048	Gray Television, Inc. (b)	16,558
651	John Wiley & Sons, Inc.—Class A	40,622
346	Liberty Media Group—Class C (a)(b)	12,847
866	Lions Gate Entertainment Corp.—Class A (a)	21,494
751	Lions Gate Entertainment Corp.—Class B	17,618
1,506	Live Nation Entertainment, Inc. (b)	73,146
1,208	MSG Networks, Inc.—Class A (b)	28,932
1,628	New Media Investment Group, Inc.	30,085
329	Nexstar Media Group, Inc.—Class A	24,149
644	Scholastic Corp.	28,536
729	Sinclair Broadcast Group, Inc.—Class A (a)	23,437
1,573	TEGNA, Inc.	17,067
1,961	The Interpublic Group of Companies, Inc. (a)	45,966
93	The Madison Square Garden Co.—Class A (b)	28,848
1,653	The New York Times Co.—Class A	42,813
780	tronc, Inc. (b)	13,478
573	Value Line, Inc.	13,580
641	World Wrestling Entertainment, Inc.—Class A	46,678

		708,967

	Metals & Mining—1.09%
1,827	Alcoa Corp. (b)	85,650
657	Allegheny Technologies, Inc. (a)(b)	16,504
370	Carpenter Technology Corp.	19,451
1,224	Century Aluminum Co. (b)	19,278
1,751	Cleveland-Cliffs, Inc. (b)	14,761
738	Commercial Metals Co.	15,579

266	Compass Minerals International, Inc. (a)	17,489
3,195	Ferroglobe Representation & Warranty Insurance Trust (c)(f)	—
503	Gibraltar Industries, Inc. (b)	18,862
2,684	Gold Resource Corp.	17,687
316	Haynes International, Inc.	11,610
540	Materion Corp.	29,241
892	Olympic Steel, Inc.	18,206
1,553	Ramaco Resources, Inc. (b)	10,809
791	Reliance Steel & Aluminum Co.	69,244
306	Royal Gold, Inc. (a)	28,409
707	Schnitzer Steel Industries, Inc.—Class A	23,826
1,884	Steel Dynamics, Inc.	86,570
1,976	SunCoke Energy, Inc. (b)	26,478
576	Synalloy Corp.	11,491
1,376	United States Steel Corp.	47,816
495	Universal Stainless & Alloy Products, Inc. (b)	11,717
1,005	Warrior Met Coal, Inc.	27,708
314	Worthington Industries, Inc.	13,179

		641,565

	Multiline Retail—0.85%
822	Big Lots, Inc. (a)	34,343
796	Burlington Stores, Inc. (b)	119,822
343	Dillard’s, Inc.—Class A (a)	32,413
6,902	J.C. Penney Co., Inc. (a)(b)	16,151
2,312	Kohl’s Corp. (a)	168,545
1,387	Nordstrom, Inc. (a)	71,819
511	Ollie’s Bargain Outlet Holdings, Inc. (b)	37,048
7,401	Sears Holdings Corp. (b)	17,540

		497,681

	Multi-Utilities—0.33%
981	Alliant Energy Corp. (a)	41,516
294	Avista Corp.	15,482
311	Black Hills Corp. (a)	19,036
1,637	MDU Resources Group, Inc.	46,949
520	NorthWestern Corp.	29,770
309	SCANA Corp.	11,903
407	Vectren Corp.	29,080

		193,736

	Oil, Gas & Consumable Fuels—1.78%
4,377	Abraxas Petroleum Corp. (b)	12,650
312	Adams Resources & Energy, Inc.	13,416
4,177	Amyris, Inc. (b)	26,691
579	Antero Resources Corp. (b)	12,362
424	Arch Coal, Inc.—Class A	33,254
2,097	Ardmore Shipping Corp. (b)	17,195
358	California Resources Corp. (b)	16,268
436	Carrizo Oil & Gas Co, Inc. (b)	12,143
669	Centennial Resource Development, Inc.—Class A (b)	12,082
4,953	Cloud Peak Energy, Inc. (b)	17,286
2,575	CNX Resources Corp. (a)(b)	45,784
382	CONSOL Energy, Inc. (b)	14,650

602	CVR Energy, Inc. (a)	22,268
427	Delek US Holdings, Inc.	21,423
3,981	Denbury Resources, Inc. (b)	19,149
2,527	Dorian LPG, Ltd. (b)	19,306
356	Energen Corp. (a)(b)	25,924
653	GasLog, Ltd.	12,472
561	Golar LNG, Ltd.	16,527
2,294	Hallador Energy Co.	16,379
1,588	HollyFrontier Corp.	108,667
1,468	Kosmos Energy Ltd. (b)	12,140
613	Matador Resources Co. (a)(b)	18,421
593	Murphy Oil Corp.	20,026
4,377	Northern Oil and Gas, Inc. (b)	13,788
1,358	Oasis Petroleum, Inc. (b)	17,613
7,211	Overseas Shipholding Group, Inc.—Class A (b)	27,979
1,067	Par Pacific Holdings, Inc. (b)	18,544
412	Parsley Energy, Inc.—Class A (b)	12,475
1,520	PBF Energy, Inc.—Class A	63,734
294	PDC Energy, Inc. (b)	17,772
1,236	Peabody Energy Corp.	56,213
141	Penn Virginia Corp. (b)	11,969
994	QEP Resources, Inc. (b)	12,186
657	Renewable Energy Group, Inc. (b)	11,727
561	RSP Permian, Inc. (b)	24,695
796	Ship Finance International Ltd.	11,900
477	SM Energy Co.	12,254
1,511	SRC Energy, Inc. (a)(b)	16,651
729	Targa Resources Corp.	36,078
15,243	Teekay Tankers Ltd.—Class A	17,834
1,733	Tellurian, Inc. (b)	14,419
1,806	W & T Offshore, Inc. (b)	12,913
237	Whiting Petroleum Corp. (b)	12,495
692	WildHorse Resource Development Corp. (a)(b)	17,549
1,111	World Fuel Services Corp.	22,676
2,176	WPX Energy, Inc. (b)	39,233

		1,049,180

	Paper & Forest Products—0.29%
555	Boise Cascade Co. (a)	24,809
749	Domtar Corp.	35,757
1,302	KapStone Paper and Packaging Corp.	44,919
1,419	Louisiana-Pacific Corp.	38,625
1,129	Verso Corp.—Class A (b)	24,567

		168,677

	Personal Products—0.93%
255	Edgewell Personal Care Co. (a)(b)	12,867
922	elf Beauty, Inc. (b)	14,051
2,012	Herbalife Nutrition Ltd. (b)	108,085
433	Inter Parfums, Inc.	23,165
761	Medifast, Inc.	121,882
1,438	Natural Health Trends Corp.	35,979
3,090	Nature’s Sunshine Products, Inc. (b)	28,891

999	Nu Skin Enterprises, Inc.—Class A	78,112
847	Revlon, Inc.—Class A (b)	14,865
929	USANA Health Sciences, Inc. (b)	107,114

		545,011

	Pharmaceuticals—1.45%
1,514	Akorn, Inc. (b)	25,117
1,193	Amneal Pharmaceuticals, Inc. (a)(b)	19,577
5,467	Ampio Pharmaceuticals, Inc. (a)(b)	12,027
497	Assembly Biosciences, Inc. (b)	19,487
1,090	Catalent, Inc. (b)	45,660
472	Collegium Pharmaceutical, Inc. (b)	11,257
3,327	Corcept Therapeutics, Inc. (a)(b)	52,300
869	Cymabay Therapeutics, Inc. (b)	11,662
5,605	Depomed, Inc. (b)	37,385
13,774	Durect Corp. (b)	21,487
629	Eloxx Pharmaceuticals, Inc. (a)(b)	10,737
5,356	Endo International Plc (b)	50,507
870	Endocyte, Inc. (b)	12,006
3,558	Horizon Pharma Plc (b)	58,921
2,979	Innoviva, Inc. (a)(b)	41,110
1,116	Intersect ENT, Inc. (b)	41,794
425	Jazz Pharmaceuticals Plc (b)	73,228
3,342	Lannett Co., Inc. (a)(b)	45,451
2,548	Mallinckrodt Plc (a)(b)	47,546
1,727	Marinus Pharmaceuticals, Inc. (b)	12,210
287	MyoKardia, Inc. (b)	14,250
372	Pacira Pharmaceuticals, Inc. (b)	11,923
1,033	Phibro Animal Health Corp.—Class A	47,570
1,159	Prestige Brands Holdings, Inc. (a)(b)	44,482
1,825	SIGA Technologies, Inc. (b)	10,841
1,034	Supernus Pharmaceuticals, Inc. (b)	61,885
350	WaVe Life Sciences Ltd. (b)	13,388

		853,808

	Professional Services—1.55%
4,510	Acacia Research Corp. (b)	18,716
965	ASGN, Inc. (b)	75,453
1,417	BG Staffing, Inc.	32,945
1,552	CBIZ, Inc. (b)	35,696
422	CRA International, Inc.	21,476
360	Exponent, Inc.	17,388
1,236	Franklin Covey Co. (b)	30,344
504	FTI Consulting, Inc. (a)(b)	30,482
626	GP Strategies Corp. (b)	11,018
556	Heidrick & Struggles International, Inc.	19,460
1,994	Hill International, Inc. (b)	11,765
428	Huron Consulting Group, Inc. (b)	17,505
520	ICF International, Inc.	36,946
518	Insperity, Inc.	49,340
1,318	Kforce, Inc.	45,207
507	Korn/Ferry International	31,399
903	ManpowerGroup, Inc.	77,712

708	Mistras Group, Inc. (b)	13,367
1,639	Navigant Consulting, Inc. (b)	36,287
1,372	Resources Connection, Inc.	23,187
2,013	Robert Half International, Inc. (a)	131,046
401	The Dun & Bradstreet Corp.	49,183
349	TriNet Group, Inc. (b)	19,523
1,336	TrueBlue, Inc. (b)	36,005
350	VSE Corp.	16,723
837	Willdan Group, Inc. (b)	25,922

		914,095

	Real Estate Management & Development—0.76%
2,783	Altisource Portfolio Solutions SA (a)(b)	81,180
764	American Realty Investors, Inc. (b)	12,079
1,049	Forestar Group, Inc. (b)	21,767
191	FRP Holdings, Inc. (b)	12,367
262	Griffin Industrial Realty, Inc.	11,525
457	Jones Lang LaSalle, Inc.	75,857
566	Kennedy-Wilson Holdings, Inc.	11,971
1,593	Marcus & Millichap, Inc. (a)(b)	62,143
836	Newmark Group, Inc.—Class A	11,896
321	RE/MAX Holdings, Inc.—Class A	16,837
1,822	Realogy Holdings Corp. (a)	41,542
534	Redfin Corp. (a)(b)	12,330
799	The RMR Group, Inc.—Class A	62,682
321	Transcontinental Realty Investors, Inc. (b)	10,737

		444,913

	Road & Rail—0.64%
1,586	ArcBest Corp.	72,480
1,073	Avis Budget Group, Inc. (b)	34,872
375	Covenant Transportation Group, Inc.—Class A (b)	11,813
1,647	Daseke, Inc. (b)	16,355
460	Genesee & Wyoming, Inc.—Class A (b)	37,407
621	Hertz Global Holdings, Inc. (b)	9,526
449	Knight-Swift Transportation Holdings, Inc. (a)	17,156
580	Landstar System, Inc.	63,336
729	Marten Transport, Ltd.	17,095
254	PAM Transportation Services, Inc. (b)	11,930
255	Saia, Inc. (b)	20,617
428	Schneider National, Inc.—Class B	11,774
1,040	U.S.A. Truck, Inc. (b)	24,409
451	Universal Logistics Holdings, Inc.	11,839
450	Werner Enterprises, Inc. (a)	16,898

		377,507

	Semiconductors & Semiconductor Equipment—2.51%
2,081	Adesto Technologies Corp. (b)	17,480
505	Advanced Energy Industries, Inc. (b)	29,335
7,532	Advanced Micro Devices, Inc. (a)(b)	112,905
3,038	Amkor Technology, Inc. (b)	26,096
1,454	Aquantia Corp. (b)	16,837
879	Axcelis Technologies, Inc. (b)	17,404
1,139	Brooks Automation, Inc. (a)	37,154

358	Cabot Microelectronics Corp.	38,506
461	Cavium, Inc. (b)	39,877
1,151	Cirrus Logic, Inc. (b)	44,118
678	Cohu, Inc.	16,618
983	Cree, Inc. (a)(b)	40,863
1,922	Cypress Semiconductor Corp.	29,945
1,068	Diodes, Inc. (b)	36,814
1,319	Entegris, Inc.	44,714
925	First Solar, Inc. (a)(b)	48,711
1,180	FormFactor, Inc. (b)	15,694
689	Ichor Holdings, Ltd. (a)(b)	14,621
1,012	Integrated Device Technology, Inc. (b)	32,263
3,576	Marvell Technology Group, Ltd. (a)	76,669
737	MaxLinear, Inc.—Class A (b)	11,490
689	MKS Instruments, Inc.	65,937
832	Monolithic Power Systems, Inc.	111,213
877	Nanometrics, Inc. (b)	31,055
4,634	ON Semiconductor Corp. (a)(b)	103,037
755	Power Integrations, Inc. (a)	55,153
1,845	Rambus, Inc. (b)	23,136
1,090	Rudolph Technologies, Inc. (b)	32,264
503	Semtech Corp. (b)	23,666
5,401	Sigma Designs, Inc. (b)	32,946
198	Silicon Laboratories, Inc. (b)	19,721
534	SMART Global Holdings, Inc. (b)	17,019
2,439	Teradyne, Inc.	92,853
1,361	Ultra Clean Holdings, Inc. (a)(b)	22,593
1,166	Versum Materials, Inc.	43,317
2,729	Xcerra Corp. (b)	38,124
1,063	Xperi Corp.	17,114

		1,477,262

	Software—4.42%
2,202	8x8, Inc. (b)	44,150
4,865	A10 Networks, Inc. (b)	30,309
649	ACI Worldwide, Inc. (a)(b)	16,011
1,011	Agilysys, Inc. (b)	15,670
1,048	American Software, Inc.—Class A	15,269
1,181	Aspen Technology, Inc. (b)	109,526
2,050	Avaya Holdings Corp. (b)	41,164
425	Blackbaud, Inc.	43,541
314	Blackline, Inc. (b)	13,637
426	Bottomline Technologies, Inc. (b)	21,228
3,310	Cadence Design System, Inc. (a)(b)	143,356
466	Carbon Black, Inc. (b)	12,116
979	CommVault Systems, Inc. (b)	64,467
210	Ebix, Inc.	16,012
168	Ellie Mae, Inc. (a)(b)	17,445
325	ePlus, Inc. (b)	30,583
712	Everbridge, Inc. (a)(b)	33,763
323	Fair Isaac Corp. (b)	62,442
753	FireEye, Inc. (b)	11,589

564	ForeScout Technologies, Inc. (a)(b)	19,323
1,575	Fortinet, Inc. (a)(b)	98,327
4,166	Glu Mobile, Inc. (b)	26,704
355	Guidewire Software, Inc. (a)(b)	31,517
515	HubSpot, Inc. (a)(b)	64,581
320	Imperva, Inc. (b)	15,440
710	Jack Henry & Associates, Inc.	92,556
962	Manhattan Associates, Inc. (a)(b)	45,224
225	MicroStrategy, Inc.—Class A (b)	28,744
2,264	Mitek Systems, Inc. (b)	20,150
8,689	MobileIron, Inc. (b)	38,666
780	Model N, Inc. (b)	14,508
689	Monotype Imaging Holdings, Inc.	13,987
3,512	Nuance Communications, Inc. (a)(b)	48,764
2,018	OneSpan, Inc. (b)	39,654
465	Paycom Software, Inc. (a)(b)	45,956
229	Paylocity Holdings Corp. (b)	13,479
854	Pegasystems, Inc.	46,799
2,176	Progress Software Corp.	84,472
428	Proofpoint, Inc. (a)(b)	49,353
984	PROS Holdings, Inc. (b)	35,985
968	PTC, Inc. (b)	90,808
927	QAD, Inc.—Class A	46,489
364	Qualys, Inc. (a)(b)	30,685
1,767	Rapid7, Inc. (b)	49,865
822	RealPage, Inc. (b)	45,292
1,398	RingCentral, Inc.—Class A (b)	98,349
2,667	Rosetta Stone, Inc. (b)	42,752
495	SailPoint Technologies Holding, Inc. (b)	12,147
1,126	SS&C Technologies Holdings, Inc.	58,439
816	Tableau Software, Inc.—Class A (a)(b)	79,764
208	The Ultimate Software Group, Inc. (b)	53,520
1,940	TiVo Corp.	26,093
173	Tyler Technologies, Inc. (b)	38,423
578	Upland Software, Inc. (b)	19,866
901	Varonis Systems, Inc. (b)	67,125
865	Verint Systems, Inc. (b)	38,363
3,413	Workiva, Inc. (b)	83,277
980	Zendesk, Inc. (a)(b)	53,400
6,476	Zix Corp. (b)	34,906
3,683	Zynga, Inc.—Class A (b)	14,990

		2,601,020

	Specialty Retail—4.30%
1,581	Aaron’s, Inc.	68,694
3,108	Abercrombie & Fitch Co.—Class A (a)	76,084
2,873	American Eagle Outfitters, Inc. (a)	66,797
979	America’s Car-Mart, Inc. (b)	60,600
220	Asbury Automotive Group, Inc. (a)(b)	15,081
13,828	Ascena Retail Group, Inc. (b)	55,105
253	AutoNation, Inc. (a)(b)	12,291
2,780	Barnes & Noble Education, Inc. (b)	15,679

2,488	Barnes & Noble, Inc.	15,799
1,910	Bed Bath & Beyond, Inc. (a)	38,057
2,898	Big 5 Sporting Goods Corp. (a)	22,025
545	Boot Barn Holdings, Inc. (b)	11,309
1,182	Caleres, Inc.	40,649
560	Camping World Holdings, Inc.—Class A (a)	13,989
5,859	Chico’s FAS, Inc.	47,692
1,115	Citi Trends, Inc.	30,596
856	Conn’s, Inc. (b)	28,248
1,061	Dick’s Sporting Goods, Inc. (a)	37,400
1,484	DSW, Inc.—Class A (a)	38,317
4,127	Express, Inc. (b)	37,762
708	Five Below, Inc. (b)	69,179
517	Floor & Decor Holdings, Inc.—Class A (b)	25,504
1,324	Foot Locker, Inc.	69,709
4,420	Francesca’s Holdings Corp. (a)(b)	33,371
3,138	GameStop Corp.—Class A (a)	45,721
1,016	Genesco, Inc. (b)	40,335
1,879	GNC Holdings, Inc.—Class A (b)(e)	6,614
183	Group 1 Automotive, Inc. (a)	11,529
1,392	Guess?, Inc.	29,789
2,397	Haverty Furniture Cos., Inc.	51,775
1,720	Hibbett Sports, Inc. (a)(b)	39,388
1,090	Hudson Ltd.—Class A (b)	19,064
3,678	J. Jill, Inc. (a)(b)	34,353
3,057	Kirkland’s, Inc. (b)	35,583
193	Lithia Motors, Inc.—Class A (a)	18,252
1,374	Lumber Liquidators Holdings, Inc. (b)	33,457
700	MarineMax, Inc. (b)	13,265
222	Monro, Inc.	12,898
315	Murphy USA, Inc. (b)	23,401
512	National Vision Holdings, Inc. (a)(b)	18,724
7,492	New York & Co, Inc. (b)	38,359
8,138	Office Depot, Inc.	20,752
245	Penske Automotive Group, Inc.	11,478
7,985	Pier 1 Imports, Inc.	19,004
6,113	Rent-A-Center, Inc. (a)	89,983
346	REX American Resources Corp. (b)	28,016
647	RH (a)(b)	90,386
2,166	Sally Beauty Holdings, Inc. (a)(b)	34,721
1,211	Shoe Carnival, Inc.	39,297
498	Signet Jewelers Ltd.	27,763
1,009	Sleep Number Corp. (b)	29,281
4,349	Sportsman’s Warehouse Holdings, Inc. (b)	22,267
1,325	Systemax, Inc.	45,487
1,951	Tailored Brands, Inc. (a)	49,790
1,332	The Buckle, Inc. (a)	35,831
1,241	The Cato Corp.—Class A	30,553
694	The Children’s Place, Inc.	83,835
9,664	The Container Store Group, Inc. (b)	81,274
2,846	The Michaels Cos., Inc. (b)	54,558

2,700	Tile Shop Holdings, Inc.	20,790
5,143	Tilly’s, Inc.—Class A (a)	77,916
1,930	Urban Outfitters, Inc. (a)(b)	85,981
999	Williams Sonoma, Inc. (a)	61,319
232	Winmark Corp.	34,440
2,120	Zumiez, Inc. (b)	53,106

		2,530,272

	Technology Hardware, Storage & Peripherals—0.55%
2,305	3D Systems Corp. (a)(b)	31,832
4,908	Avid Technology, Inc. (b)	25,522
608	Electronics for Imaging, Inc. (b)	19,797
1,131	NCR Corp. (a)(b)	33,907
2,380	Pure Storage, Inc.—Class A (b)	56,834
825	Stratasys Ltd. (b)	15,791
687	Synaptics, Inc. (a)(b)	34,604
1,881	Teradata Corp. (b)	75,522
1,165	USA Technologies, Inc. (b)	16,310
466	Xerox Corp.	11,184

		321,303

	Textiles, Apparel & Luxury Goods—2.07%
562	Carter’s, Inc.	60,915
846	Columbia Sportswear Co.	77,384
7,310	Crocs, Inc. (a)(b)	128,729
613	Deckers Outdoor Corp. (b)	69,202
3,367	Fossil Group, Inc. (a)(b)	90,471
855	G-III Apparel Group, Ltd. (b)	37,962
1,877	Hanesbrands, Inc.	41,332
1,998	Michael Kors Holdings Ltd. (b)	133,067
770	Movado Group, Inc.	37,191
490	Oxford Industries, Inc. (a)	40,660
1,992	Perry Ellis International, Inc. (b)	54,123
785	Ralph Lauren Corp. (a)	98,690
601	Rocky Brands, Inc.	18,030
1,498	Skechers U.S.A., Inc.—Class A (b)	44,955
1,419	Steven Madden, Ltd. (a)	75,349
1,066	Superior Uniform Group, Inc.	22,077
213	UniFirst Corp.	37,680
2,836	Vera Bradley, Inc. (b)	39,817
461	Weyco Group, Inc.	16,780
2,656	Wolverine World Wide, Inc.	92,349

		1,216,763

	Thrifts & Mortgage—0.03%
976	Nationstar Mortgage Holdings, Inc. (b)	17,109

	Thrifts & Mortgage Finance—1.39%
655	BankFinancial Corp.	11,561
464	Berkshire Hills Bancorp, Inc.	18,838
1,401	BofI Holding, Inc. (b)	57,315
910	Brookline Bancorp, Inc. (a)	16,926
895	Charter Financial Corp.	21,614
583	Dime Community Bancshares	11,369
747	Entegra Financial Corp. (b)	21,887

488	Federal Agricultural Mortgage Corp.—Class C	43,666
843	Flagstar Bancorp, Inc. (b)	28,881
195	FS Bancorp, Inc.	12,334
367	Greene County Bancorp, Inc.	12,441
242	Hingham Institution for Savings	53,167
375	Home Bancorp, Inc.	17,456
953	HomeStreet, Inc. (b)	25,683
74	LendingTree, Inc. (a)(b)	15,821
520	Malvern Bancorp, Inc. (b)	12,662
439	Merchants Bancorp (a)	12,525
881	Meridian Bancorp, Inc.	16,871
216	Meta Financial Group, Inc.	21,038
1,828	New York Community Bancorp, Inc. (a)	20,181
1,752	NMI Holdings, Inc.—Class A (b)	28,558
2,721	Ocwen Financial Corp. (b)	10,775
1,028	PennyMac Financial Services, Inc.—Class A (b)	20,200
2,453	People’s United Financial, Inc. (a)	44,375
416	Provident Financial Services, Inc.	11,453
2,986	Radian Group, Inc.	48,433
1,975	Riverview Bancorp, Inc.	16,669
323	Southern Missouri Bancorp, Inc.	12,604
546	Timberland Bancorp, Inc.	20,388
1,054	United Community Financial Corp.	11,583
739	United Financial Bancorp, Inc.	12,947
875	Walker & Dunlop, Inc.	48,694
1,436	Washington Federal, Inc.	46,957
973	Waterstone Financial, Inc.	16,590
1,177	Western New England Bancorp, Inc.	12,947

		815,409

	Tobacco—0.11%
715	Alliance One International, Inc. (b)	11,333
634	Turning Point Brands, Inc.	20,224
281	Universal Corp.	18,560
658	Vector Group, Ltd. (a)	12,555

		62,672

	Trading Companies & Distributors—1.54%
512	Air Lease Corp.	21,489
540	Applied Industrial Technologies, Inc. (a)	37,881
1,013	Beacon Roofing Supply, Inc. (b)	43,174
465	BlueLinx Holdings, Inc. (b)	17,451
1,328	BMC Stock Holdings, Inc. (b)	27,689
1,598	DXP Enterprises, Inc. (b)	61,044
563	EnviroStar, Inc. (a)	22,689
1,120	Foundation Building Materials, Inc. (b)	17,226
911	General Finance Corp. (b)	12,344
894	GMS, Inc. (b)	24,218
1,102	H&E Equipment Services, Inc.	41,446
2,189	HD Supply Holdings, Inc. (b)	93,886
277	Herc Holdings, Inc. (b)	15,606
267	Kaman Corp. (a)	18,607
1,339	Lawson Products, Inc. (b)	32,605

569	MRC Global, Inc. (b)	12,330
575	MSC Industrial Direct Co., Inc.—Class A	48,789
1,885	Nexeo Solutions, Inc. (b)	17,210
1,082	NOW, Inc. (a)(b)	14,423
672	Rush Enterprises, Inc.—Class A (b)	29,151
588	Rush Enterprises, Inc.—Class B (b)	25,813
1,051	SiteOne Landscape Supply, Inc. (a)(b)	88,252
861	Textainer Group Holdings Ltd. (b)	13,690
1,280	Titan Machinery, Inc. (b)	19,904
1,289	Univar, Inc. (b)	33,823
710	Veritiv Corp. (a)(b)	28,294
291	Watsco, Inc.—Class A	51,880
577	WESCO International, Inc. (b)	32,947

		903,861

	Water Utilities—0.14%
303	American States Water Co.	17,320
691	Aqua America, Inc. (a)	24,309
817	AquaVenture Holdings Ltd. (b)	12,729
2,116	Consolidated Water Co., Ltd.—Ordinary Shares	27,296

		81,654

	Wireless Telecommunication Services—0.15%
684	Boingo Wireless, Inc. (b)	15,452
3,419	NII Holdings, Inc. (b)	13,334
443	Shenandoah Telecommunications Co.	14,486
1,003	Telephone & Data Systems, Inc.	27,502
434	United States Cellular Corp. (b)	16,075

		86,849

	Total Common Stocks (Cost $37,522,692)	53,186,867

	INVESTMENT COMPANIES—3.39%
	Exchange Traded Funds—3.39%
16,923	Vanguard Extended Market ETF	1,993,529

	Total Investment Companies (Cost $1,629,570)	1,993,529

	REAL ESTATE INVESTMENT TRUSTS—5.61%
	Real Estate Investment Trusts—5.61%
2,354	AG Mortgage Investment Trust, Inc.	44,232
5,412	AGNC Investment Corp.	100,609
221	Agree Realty Corp.	11,662
446	American Assets Trust, Inc.	17,077
274	American Campus Communities, Inc.	11,749
2,056	American Homes 4 Rent—Class A	45,602
3,560	Anworth Mortgage Asset Corp.	17,693
1,662	Apollo Commercial Real Estate Finance, Inc. (a)	30,381
1,336	Apple Hospitality REIT, Inc.	23,888
1,175	Arbor Realty Trust, Inc.	12,255
1,064	Ares Commercial Real Estate Corp.	14,694
1,437	ARMOUR Residential REIT, Inc.	32,778
7,056	Ashford Hospitality Trust, Inc.	57,154
369	Blackstone Mortgage Trust, Inc.—Class A	11,598
3,309	Braemar Hotels & Resorts, Inc.	37,789

1,249	Brandywine Realty Trust	21,083
2,281	BRT Apartments Corp.	29,083
683	Camden Property Trust (a)	62,242
1,746	Capstead Mortgage Corp.	15,627
714	CareTrust REIT, Inc.	11,917
938	CatchMark Timber Trust, Inc.—Class A	11,941
4,646	CBL & Associates Properties, Inc. (a)	25,878
2,004	Chatham Lodging Trust (a)	42,525
1,570	Cherry Hill Mortgage Investment Corp.	28,040
2,119	Chesapeake Lodging Trust	67,045
5,792	Chimera Investment Corp.	105,878
2,904	Colony Capital, Inc.	18,121
565	CoreCivic, Inc.	13,498
467	CorEnergy Infrastructure Trust, Inc.	17,559
1,170	Corporate Office Properties Trust (a)	33,918
2,591	Cousins Properties, Inc.	25,107
926	CubeSmart (a)	29,836
353	CyrusOne, Inc. (a)	20,601
2,326	CYS Investments, Inc.	17,445
365	DCT Industrial Trust, Inc.	24,356

1,446	DDR Corp.	25,883
2,872	DiamondRock Hospitality Co.	35,268
1,608	Duke Realty Corp.	46,680
4,279	Dynex Capital, Inc.	27,942
168	EastGroup Properties, Inc. (a)	16,054
1,356	Empire State Realty Trust, Inc.—Class A	23,188
545	Equity Commonwealth (b)	17,167
329	Equity LifeStyle Properties, Inc.	30,235
1,162	Exantas Capital Corp.	11,829
495	First Industrial Realty Trust, Inc.	16,503
2,158	Forest City Realty Trust, Inc.—Class A (a)	49,224
1,472	Franklin Street Properties Corp.—Class C	12,600
623	Getty Realty Corp.	17,550
982	Government Properties Income Trust	15,565
535	Gramercy Property Trust	14,616
700	Healthcare Trust of America, Inc.—Class A (a)	18,872
1,235	Hersha Hospitality Trust	26,491
301	Highwoods Properties, Inc.	15,270
1,287	Hospitality Properties Trust (a)	36,821
853	Hudson Pacific Properties, Inc.	30,222
1,209	InfraREIT, Inc.	26,804
325	Innovative Industrial Properties, Inc.	11,901
3,318	Invesco Mortgage Capital, Inc.	52,756
1,083	Iron Mountain, Inc. (a)	37,916
2,467	iStar Financial, Inc. (b)	26,619
158	Kilroy Realty Corp.	11,951
1,351	Kimco Realty Corp.	22,953
968	Kite Realty Group Trust	16,533
799	Ladder Capital Corp.	12,480
1,206	LaSalle Hotel Properties	41,281
1,051	Liberty Property Trust	46,591
240	Life Storage, Inc.	23,354
1,153	Mack-Cali Realty Corp.	23,383
1,123	MedEquities Realty Trust, Inc.	12,375
1,178	Medical Properties Trust, Inc.	16,539
4,941	MFA Financial, Inc.	37,453
1,323	MTGE Investment Corp.	25,931
378	National Retail Properties, Inc. (a)	16,617
1,700	National Storage Affiliates Trust	52,394
5,088	New Residential Investment Corp.	88,989
2,931	New York Mortgage Trust, Inc. (a)	17,615
580	Omega Healthcare Investors, Inc. (a)	17,980
449	One Liberty Properties, Inc.	11,858
1,454	Paramount Group, Inc.	22,392
2,038	Park Hotels & Resorts, Inc.	62,424
991	Pebblebrook Hotel Trust (a)	38,451
2,282	Pennsylvania Real Estate Investment Trust	25,079
1,237	PennyMac Mortgage Investment Trust	23,491
1,059	Piedmont Office Realty Trust, Inc.—Class A (a)	21,106
318	PotlatchDeltic Corp.	16,170
850	Preferred Apartment Communities, Inc.—Class A (a)	14,441

439	QTS Realty Trust, Inc.—Class A	17,341
2,199	Quality Care Properties, Inc. (b)	47,300
1,174	Ramco-Gershenson Properties Trust	15,509
832	Rayonier, Inc.	32,190
1,695	Redwood Trust, Inc. (a)	27,917
298	Regency Centers Corp.	18,500
1,116	Retail Properties of America, Inc.—Class A	14,262
890	Rexford Industrial Realty, Inc.	27,937
2,181	RLJ Lodging Trust (a)	48,091
271	Ryman Hospitality Properties, Inc. (a)	22,534
1,309	Sabra Health Care REIT, Inc.	28,445
665	Select Income REIT	14,943
810	Senior Housing Properties Trust	14,653
2,675	Spirit Realty Capital, Inc.	21,480
2,407	Starwood Property Trust, Inc. (a)	52,256
878	STORE Capital Corp.	24,057
2,202	Summit Hotel Properties, Inc.	31,511
482	Sun Communities, Inc.	47,178
3,165	Sunstone Hotel Investors, Inc.	52,602
803	Sutherland Asset Management Corp.	13,049

518	Tanger Factory Outlet Centers, Inc.	12,168
382	Terreno Realty Corp.	14,390
524	The Geo Group, Inc.	14,431
495	Tier REIT, Inc.	11,771
2,969	Two Harbors Investment Corp.	46,910
520	Urstadt Biddle Properties, Inc.—Class A	11,768
4,365	VEREIT, Inc.	32,476
854	VICI Properties, Inc.	17,627
3,119	Washington Prime Group, Inc.	25,295
1,717	Western Asset Mortgage Capital Corp.	17,891
317	WP Carey, Inc.	21,033
1,975	Xenia Hotels & Resorts, Inc.	48,111

	Total Real Estate Investment Trusts (Cost $2,937,870)	3,300,294

	RIGHTS—0.00%
	Biotechnology—0.00%
1,600	Dyax Corp. (c)(e)(f)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS—0.44%
	Money Market Funds—0.44%
	Deutsche Government Money Market Series—Institutional Shares
259,479	Effective Yield, 1.81% (d)	259,479

	Total Short Term Investments (Cost $259,479)	259,479

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—19.04%
	Investments Purchased with Proceeds from Securities Lending—19.04%
11,194,400	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 2.21% (d)	11,194,400

	Total Investments Purchased with Proceeds from Securities Lending (Cost $11,194,400)	11,194,400

	Total Investments (Cost $53,544,011)—118.93%	69,934,569
	Liabilities in Excess of Other Assets—(18.93)%	(11,132,299)

	TOTAL NET ASSETS—100.00%	$58,802,270

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of June 30, 2018.
(e)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $6,614, which represents 0.01% of total net assets.
(f)	As of June 30, 2018, the Valuation Committee has fair valued these securities. The value of these securities was $0, which represents 0.00% of total net assets.

Glossary of Terms

ADR	American Depositary Receipt

GuideMark® World ex-US Fund

Schedule of Investments (Unaudited)

June 30, 2018

Number of Shares		Value
	COMMON STOCKS—92.99%
	Australia—5.34%
89,885	Alumina, Ltd.	$186,007
34,550	AMP, Ltd.	90,874
22,629	Aristocrat Leisure, Ltd.	516,787
2,880	ASX, Ltd.	137,283
14,453	Australia & New Zealand Banking Group, Ltd.	302,495
11,973	Bank of Queensland, Ltd.	90,149
28,322	Bendigo & Adelaide Bank, Ltd.	226,892
23,337	BHP Billiton, Ltd.	583,939
50,082	BlueScope Steel, Ltd.	639,175
3,304	CIMIC Group, Ltd.	103,284
5,777	Cochlear, Ltd.	855,295
10,538	Commonwealth Bank of Australia	568,341
8,727	Computershare, Ltd.	118,883
4,617	CSL, Ltd.	657,198
19,165	Flight Centre Travel Group, Ltd.	902,173
100,533	Fortescue Metals Group, Ltd.	326,428
18,317	Harvey Norman Holdings, Ltd.	45,000
45,911	Healthscope, Ltd.	74,913
47,326	Insurance Australia Group, Ltd.	298,566
8,057	LendLease Group (e)	117,967
2,699	Macquarie Group, Ltd.	245,977
103,275	Medibank Private, Ltd.	222,995
7,400	National Australia Bank, Ltd.	150,254
19,570	Origin Energy, Ltd. (a)	145,154
3,334	REA Group, Ltd.	223,748
4,948	Rio Tinto, Ltd.	305,714
43,054	Santos, Ltd. (a)	199,411
8,096	SEEK, Ltd.	130,468
5,234	Sonic Healthcare, Ltd.	94,945
103,921	South32, Ltd.	277,503
13,201	Suncorp Group, Ltd.	142,366
10,317	TPG Telecom, Ltd.	39,437
22,180	Treasury Wine Estates, Ltd.	284,969
12,893	Wesfarmers, Ltd.	470,418
14,404	Westpac Banking Corp.	312,811
32,215	Woolworths, Ltd.	727,535

		10,815,354

	Austria—0.39%
3,497	ANDRITZ AG	185,346
2,904	Erste Group Bank AG	121,068
4,737	OMV AG	267,914
6,866	Raiffeisen Bank International AG	210,370

		784,698

	Belgium—0.40%
7,036	Ageas SA	354,214
1,319	KBC Group NV	101,299
779	UCB SA	61,066
5,001	Umicore SA	285,495

		802,074

	Canada—7.86%
1,749	Alimentation Couche-Tard, Inc.—Series B	75,979
3,678	Bank of Montreal	284,303
43,339	Bombardier, Inc.—Class B	171,424
2,279	CAE, Inc.	47,343
3,887	Cameco Corp.	43,729
3,085	Canadian Imperial Bank of Commerce	268,361
2,988	Canadian Natural Resources, Ltd.	107,847
331	Canadian Pacific Railway, Ltd.	60,658
23,271	Cenovus Energy, Inc.	241,623
3,566	CGI Group, Inc.—Class A	225,979
19,746	CI Financial Corp.	354,922
1,407	Constellation Software, Inc.	1,091,170
21,354	Dollarama, Inc.	827,749
34,457	Empire Co., Ltd.—Series A	691,682
815	Fairfax Financial Holdings, Ltd.	456,683
4,168	Finning International, Inc.	102,880
8,011	First Quantum Minerals, Ltd.	118,034
5,529	George Weston, Ltd.	451,101
2,178	Great-West Lifeco, Inc.	53,545
31,594	Husky Energy, Inc.	492,421
1,579	Imperial Oil, Ltd.	52,487
7,569	Industrial Alliance Insurance & Financial Services, Inc.	292,189
1,638	Intact Financial Corp.	116,186
8,478	Linamar Corp.	372,809
4,369	Loblaw Cos., Ltd.	224,656
6,838	Magna International, Inc.	397,698
11,375	Manulife Financial Corp.	204,372
1,867	Methanex Corp.	132,017
5,519	National Bank of Canada	264,983
14,311	Onex Corp.	1,050,370
24,881	Power Corp. of Canada	557,180
10,461	Power Financial Corp.	244,686
14,425	Royal Bank of Canada	1,086,168
8,027	Saputo, Inc.	266,519
1,451	Shopify, Inc.—Class A	211,593
5,632	Sun Life Financial, Inc.	226,325
5,416	Suncor Energy, Inc.	220,405
24,717	Teck Resources, Ltd.—Class B (a)	629,652
9,140	The Bank of Nova Scotia	517,538
16,340	The Toronto-Dominion Bank	945,735
29,159	Valeant Pharmaceuticals International, Inc.	678,709
5,737	West Fraser Timber Co., Ltd.	394,889
12,719	WSP Global, Inc.	669,691

		15,924,290

	China—0.04%
13,842	Sands China Ltd.	73,797

	Denmark—1.73%
178	A.P. Moller—Maersk A/S—Class A	210,354
181	A.P. Moller—Maersk A/S—Class B	223,915
3,494	Carlsberg AS—Series B	411,099
1,608	Chr. Hansen Holding AS	148,034
2,577	Coloplast AS—Series B	257,294
3,052	Danske Bank AS	95,082
3,023	DSV AS	243,357
2,380	H. Lundbeck AS	166,806
18,772	Novo Nordisk AS—Series B	867,089
5,252	Orsted AS	317,332
1,884	Pandora AS	131,310
3,302	Tryg AS	77,327

1,634	Vestas Wind Systems AS	100,877
6,143	William Demant Holdings AS (a)	246,531

		3,496,407

	Finland—0.76%
11,124	Fortum OYJ	264,964
4,852	Neste OYJ	379,615
10,572	Nokia OYJ	60,640
13,910	Orion OYJ—Class B	374,110
1,640	Sampo OYJ—Series A	79,869
14,395	Stora Enso OYJ—R Shares	280,443
2,653	UPM-Kymmene OYJ	94,461

		1,534,102

	France—8.45%
1,688	Aeroports de Paris	381,303
2,922	Alstom SA	134,057
5,366	Arkema SA	633,190
6,221	Atos SE	845,913
22,682	AXA SA	554,208
5,296	BioMerieux	475,837
10,528	BNP Paribas SA	651,231
58,773	Bollore SA	272,939
1,979	Capgemini SE	265,206
5,006	Carrefour SA (f)	80,751
1,148	Cie de Saint-Gobain	51,138
1,782	Cie Generale des Etablissements Michelin SCA	215,583
14,536	CNP Assurances	330,251
29,740	Credit Agricole SA	394,726
4,545	Danone SA	331,842
69	Dassault Aviation SA	131,201
2,263	Dassault Systemes SE	316,693
4,167	Eiffage SA	452,718
9,471	Electricite de France	129,960
6,140	Engie SA	93,921
1,349	Essilor International Cie Generale d’Optique SA	190,204
4,210	Eurazeo SA	318,665
4,628	Faurecia SA	328,988
1,158	Hermes International	707,370
1,958	Ingenico Group SA	175,563
4,215	Ipsen SA	659,265
988	Kering SA	556,541
2,169	Legrand SA	158,873
2,897	L’Oreal SA	714,189
2,734	LVMH Moet Hennessy Louis Vuitton SE	907,741
14,775	Natixis SA	104,541
1,789	Pernod Ricard SA	291,974
28,167	Peugeot SA	641,794
869	Publicis Groupe SA (f)	59,633
1,030	Remy Cointreau SA	133,348
30,408	Rexel SA	436,511
2,866	Safran SA	347,087
8,452	Sanofi-Aventis SA	678,354
2,793	Schneider Electric SE	232,285
837	SEB SA	146,028
2,665	Societe BIC SA	247,108
8,424	Societe Generale SA	354,060
280	Teleperformance	49,419
11,682	Total SA	709,399
9,066	Ubisoft Entertainment SA (a)	990,990
3,370	Veolia Environnement SA	72,014
1,745	Vinci SA	167,505

		17,122,117

	Germany—5.91%
3,459	adidas AG	753,087
4,696	Allianz SE	967,634
3,854	Axel Springer SE	278,510
5,485	BASF SE	523,646
7,453	Bayer AG	818,516
2,987	Beiersdorf AG	338,571
896	Brenntag AG	49,783
10,346	Commerzbank AG (a)	98,694
195	Continental AG	44,378
5,178	Covestro AG	460,240
2,719	Deutsche Boerse AG	361,503
37,142	Deutsche Lufthansa AG	889,835
17,798	Deutsche Post AG	578,264
14,428	Deutsche Telekom AG	222,977
14,786	E.ON SE	157,538
706	Fresenius Medical Care AG & Co. KGaA	71,088
2,086	Fresenius SE & Co. KGaA	167,015
1,890	HeidelbergCement AG	158,697
1,907	HOCHTIEF AG	343,895
7,151	HUGO BOSS AG	648,518
5,844	Infineon Technologies AG	148,445
2,201	KION Group AG	157,987
2,437	Merck KGaA	237,236
10,524	METRO AG	129,696
570	Muenchener Rueckversicherungs-Gesellschaft AG	119,839
2,651	ProSiebenSat.1 Media AG	67,084
565	Puma SE	330,078
6,112	RWE AG	138,892
7,601	SAP SE	877,292
3,150	Siemens AG	415,031
2,516	United Internet AG	143,643
4,230	Vonovia SE	201,049
3,432	Wirecard AG	549,191
9,474	Zalando SE (a)	528,006

		11,975,858

	Hong Kong—3.41%
105,160	AIA Group, Ltd.	916,092
13,151	ASM Pacific Technology, Ltd.	165,749
37,856	CK Asset Holdings, Ltd.	299,680
17,894	CK Hutchison Holdings, Ltd.	189,426
45,046	Dairy Farm International Holdings, Ltd.	395,490
35,975	Galaxy Entertainment Group, Ltd.	277,312
54,576	Hang Lung Group, Ltd.	152,812
9,619	Hang Seng Bank, Ltd.	240,190
11,184	Henderson Land Development Co., Ltd.	58,975
125,438	HK Electric Investments & HK Electric Investments, Ltd. (e)	119,593
14,402	Hong Kong Exchange & Clearing, Ltd.	431,016
18,908	Hysan Development Co., Ltd.	105,535
1,525	Jardine Matheson Holdings, Ltd.	96,095
1,835	Jardine Strategic Holdings, Ltd.	66,846
116,654	Kerry Properties, Ltd.	557,482
4,121	Melco Resorts & Entertainment, Ltd.—ADR	115,388
22,601	Minth Group, Ltd.	95,596
455,548	PCCW, Ltd.	256,329
75,023	Shangri-La Asia, Ltd.	140,550
536,317	SJM Holdings, Ltd.	665,157

41,424	Swire Pacific, Ltd.—Class A	437,845
11,194	Swire Properties, Ltd.	41,283
64,606	Techtronic Industries Co., Ltd.	358,815
29,706	The Bank of East Asia, Ltd.	118,398
72,514	The Hong Kong and China Gas Co., Ltd.	138,613
213,765	WH Group, Ltd.	172,976
41,188	Wheelock & Co., Ltd.	286,237

		6,899,480

	Ireland—0.21%
7,801	Bank of Ireland Group Plc	60,538
3,285	CRH Plc	115,548
474	DCC Plc	42,982
10,368	James Hardie Industries Plc	173,831
960	Smurfit Kappa Group Plc	38,756

		431,655

	Israel—1.07%
6,806	Bank Hapoalim BM	46,139
48,098	Bank Leumi Le-Israel BM	284,600
210,820	Bezeq the Israel Telecommunication Corp., Ltd.	237,594
1,671	Check Point Software Technologies, Ltd. (a)(b)	163,223
2,689	Frutarom Industries, Ltd.	264,463
3,380	Mizrahi Tefahot Bank, Ltd.	62,184
1,962	Nice, Ltd. (a)	203,060
37,337	Teva Pharmaceutical Industries, Ltd.—ADR (b)	908,036

		2,169,299

	Italy—2.84%
26,400	Assicurazioni Generali SpA	441,355
19,873	Enel SpA	110,120
4,668	Eni SpA	86,551
4,473	EXOR NV	299,322
4,150	Ferrari NV	560,953
147,957	Intesa Sanpaolo SpA	428,080
75,086	Intesa Sanpaolo SpA—Savings Shares	226,873
8,073	Luxottica Group SpA	519,787
7,428	Mediobanca Banca di Credito Finanziario SpA	68,709
13,848	Moncler SpA	628,354
48,917	Poste Italiane SpA	408,293
8,014	Prysmian SpA	198,850
9,444	Recordati SpA	374,220
634,762	Telecom Italia SpA (a)	470,284
688,250	Telecom Italia SpA—Savings Shares	447,898
29,349	UniCredit SpA	486,443

		5,756,092

	Japan—24.74%
2,731	ABC-Mart, Inc.	149,270
10,731	Aeon Co., Ltd.	229,560
17,953	Alfresa Holdings Corp.	421,578
3,484	ANA Holdings, Inc.	127,837
5,221	Asahi Group Holdings, Ltd.	267,773
11,108	Asahi Kasei Corp.	140,866
19,362	Asics Corp.	326,852
26,039	Astellas Pharma, Inc.	396,277
5,803	Bandai Namco Holdings, Inc.	239,034
1,137	Benesse Holdings, Inc.	40,321
1,770	Bridgestone Corp.	69,141
9,401	Brother Industries, Ltd.	185,210
10,937	Calbee, Inc.	411,424
9,494	Canon, Inc.	311,323
322	Central Japan Railway Co.	66,663

16,656	Chubu Electric Power Co., Inc.	249,747
3,758	Chugai Pharmaceutical Co., Ltd.	196,771
8,561	Coca-Cola Bottlers Japan, Inc.	342,521
20,139	Credit Saison Co., Ltd.	316,403
5,771	CyberAgent, Inc.	346,106
8,359	Daicel Corp.	92,341
5,238	Daifuku Co., Ltd.	228,857
9,571	Dai-ichi Life Holdings, Inc.	170,341
9,027	Daiichi Sankyo Co., Ltd.	344,863
704	Daito Trust Construction Co., Ltd.	114,522
2,119	Daiwa House Industry Co., Ltd.	72,092
3,519	DeNA Co., Ltd.	65,896
1,896	DENSO Corp.	92,514
693	Disco Corp.	117,978
3,408	Don Quijote Co., Ltd.	163,580
2,051	Eisai Co., Ltd.	144,370
16,418	Electric Power Development Co., Ltd.	423,753
2,121	FamilyMart UNY Holdings Co., Ltd.	223,351
239	FANUC Corp.	47,373
1,191	Fast Retailing Co., Ltd.	545,878
8,061	FUJIFILM Holdings Corp.	314,401
46,336	Fujitsu, Ltd.	280,403
2,817	Hamamatsu Photonics K.K.	120,927
2,084	Hikari Tsushin, Inc.	365,740
2,006	Hisamitsu Pharmaceutical Co., Inc.	169,026
6,042	Hitachi Construction Machinery Co., Ltd.	195,882
92,339	Hitachi, Ltd.	650,527
26,169	Honda Motor Co., Ltd.	767,301
449	Hoshizaki Corp.	45,377
11,129	Hoya Corp.	631,337
12,129	Idemitsu Kosan Co., Ltd.	431,327
4,188	Iida Group Holdings Co., Ltd.	80,625
11,307	Inpex Corp.	117,433
45,168	Isetan Mitsukoshi Holdings, Ltd.	563,511
27,479	ITOCHU Corp.	496,981
8,242	J Front Retailing Co Ltd.	125,204
5,086	Japan Airlines Co., Ltd.	180,202
1,013	Japan Airport Terminal Co., Ltd.	47,375
15,152	Japan Post Holdings Co., Ltd.	165,820
9,608	JGC Corp.	193,265
98,087	JXTG Holdings, Inc.	680,506
42,449	Kajima Corp.	327,989
33,774	Kakaku.com, Inc.	760,522
6,058	Kaneka Corp.	54,253
9,940	Kao Corp.	757,642
1,366	Keisei Electric Railway Co., Ltd.	46,857
741	Keyence Corp.	417,935
5,478	Kikkoman Corp.	276,577
12,672	Kirin Holdings Co., Ltd.	339,672
2,108	Kobayashi Pharmaceutical Co., Ltd.	181,953
41,490	Kobe Steel, Ltd.	379,158
4,888	Komatsu, Ltd.	139,154
755	Konami Holdings Corp.	38,363
35,832	Konica Minolta, Inc.	332,318
4,525	Kose Corp.	973,302
3,101	Kyowa Hakko Kirin Co., Ltd.	62,418
5,334	Lawson, Inc.	333,119
9,815	LINE Corp. (a)	405,232
24,150	Lion Corp.	441,903

4,419	LIXIL Group Corp.	88,316
8,280	M3, Inc.	329,281
1,370	Makita Corp.	61,284
63,250	Marubeni Corp.	481,547
2,984	Marui Group Co., Ltd.	62,769
42,674	Mazda Motor Corp.	523,465
6,264	McDonald’s Holdings Co. Japan, Ltd.	319,424
3,013	Medipal Holdings Corp.	60,523
3,741	MEIJI Holdings Co., Ltd.	315,943
20,950	MISUMI Group, Inc.	609,536
50,998	Mitsubishi Chemical Holdings Corp.	425,873
21,021	Mitsubishi Corp.	582,893
8,562	Mitsubishi Heavy Industries, Ltd.	311,240
50,639	Mitsubishi UFJ Financial Group, Inc.	286,864
46,901	Mitsubishi UFJ Lease & Finance Co., Ltd.	287,521
35,937	Mitsui & Co., Ltd.	598,433
2,206	Mitsui Chemicals, Inc.	58,633
199,633	Mizuho Financial Group, Inc.	336,279
326	Murata Manufacturing Co., Ltd.	54,728
17,274	Nexon Co., Ltd. (a)	250,635
1,105	NH Foods, Ltd.	44,671
2,554	Nidec Corp.	382,052
19,709	Nikon Corp.	313,224
859	Nintendo Co., Ltd.	280,403
11,425	Nippon Electric Glass Co., Ltd.	316,700
569	Nippon Express Co., Ltd.	41,231
9,500	Nippon Telegraph & Telephone Corp.	431,566
1,000	Nissan Chemical Industries, Ltd.	46,582
6,333	Nisshin Seifun Group, Inc.	134,191
574	Nissin Foods Holdings Co., Ltd.	41,589
3,658	Nitori Holdings Co., Ltd.	569,105
32,718	Nomura Holdings, Inc.	158,324
1,806	Nomura Real Estate Holdings, Inc.	39,986
1,795	Nomura Research Institute, Ltd.	86,844
9,218	NTT Data Corp.	106,034
1,787	NTT DoCoMo, Inc.	45,537
3,086	Obic Co., Ltd.	254,955
56,701	Oji Holdings Corp.	351,375
8,417	Olympus Corp.	314,860
8,379	OMRON Corp.	390,326
4,702	Ono Pharmaceutical Co., Ltd.	110,078
3,243	Oracle Corp.	264,321
4,050	Oriental Land Co., Ltd.	424,629
22,858	ORIX Corp.	360,290
13,691	Osaka Gas Co., Ltd.	283,485
5,486	Otsuka Corp.	214,762
12,963	Panasonic Corp.	174,799
10,262	Persol Holdings Co., Ltd.	228,539
18,127	Pola Orbis Holdings, Inc.	796,600
12,376	Rakuten, Inc.	83,534
32,045	Recruit Holdings Co., Ltd.	885,040
42,166	Resona Holdings, Inc.	224,735
11,923	Ricoh Co., Ltd.	109,188
2,239	Ryohin Keikaku Co., Ltd.	786,613
4,161	SBI Holdings, Inc.	106,689
3,841	Sega Sammy Holdings, Inc.	65,741
3,687	Seiko Epson Corp.	64,012
8,347	Sekisui House, Ltd.	147,528
1,039	Seven & I Holdings Co., Ltd.—Series A	45,317

4,022	Shimadzu Corp.	121,348
1,291	Shimamura Co., Ltd.	113,502
11,911	Shinsei Bank, Ltd.	182,755
16,249	Shiseido Co., Ltd.	1,289,455
5,874	Showa Shell Sekiyu KK	87,516
192	SMC Corp.	70,289
12,469	Sony Corp.	638,592
4,404	Stanley Electric Co., Ltd.	149,956
20,905	Start Today Co., Ltd.	756,355
1,445	Subaru Corp.	42,028
6,482	SUMCO Corp.	130,187
41,940	Sumitomo Chemical Co., Ltd.	237,197
26,591	Sumitomo Corp.	436,088
2,312	Sumitomo Heavy Industries, Ltd.	77,898
6,104	Sumitomo Metal Mining Co., Ltd.	232,970
11,496	Sumitomo Mitsui Financial Group, Inc.	448,413
2,723	Sumitomo Mitsui Trust Holdings, Inc.	107,432
1,603	Sumitomo Realty & Development Co., Ltd.	59,030
12,072	Sundrug Co., Ltd.	489,055
14,152	Suzuken Co., Ltd.	598,480
2,403	Suzuki Motor Corp.	132,425
6,606	Sysmex Corp.	615,512
5,040	Taiheiyo Cement Corp.	165,798
4,875	Taisei Corp.	268,464
8,113	Taiyo Nippon Sanso Corp.	116,139
6,088	Takeda Pharmaceutical Co., Ltd.	256,111
438	TDK Corp.	44,598
4,844	Teijin, Ltd.	88,731
5,620	Terumo Corp.	321,733
1,162	The Bank of Kyoto, Ltd.	53,651
38,840	The Kansai Electric Power Co., Inc.	566,445
6,111	The Yokohama Rubber Co., Ltd.	126,755
3,560	Tokyo Century Corp. (a)	201,529
118,480	Tokyo Electric Power Co. Holdings, Inc.	551,589
1,680	Tokyo Electron, Ltd.	288,378
1,921	Tokyo Gas Co., Ltd.	51,007
30,537	Tokyu Fudosan Holdings, Corp.	215,407
8,409	Tosoh Corp.	130,022
2,537	TOTO, Ltd.	117,427
10,880	Toyota Motor Corp.	703,599
7,803	Toyota Tsusho Corp.	260,751
4,031	Tsuruha Holdings, Inc.	504,898
4,695	Unicharm Corp.	141,152
1,886	Yakult Honsha Co., Ltd.	126,100
84,536	Yamada Denki Co., Ltd.	419,930
3,537	Yamaha Corp.	183,562
3,279	Yamaha Motor Co., Ltd.	82,315
15,535	Yamazaki Baking Co., Ltd.	407,334
8,140	Yaskawa Electric Corp.	286,651
3,817	Yokogawa Electric Corp.	67,779

		50,108,903

	Jersey—0.74%
6,643	Ferguson Plc	537,466
102,986	Glencore Plc	488,955
8,356	Shire Plc	470,767

		1,497,188

	Luxembourg—0.52%
22,352	ArcelorMittal	652,138
1,933	Millicom International Cellular SA	113,606
4,102	RTL Group SA	277,981

		1,043,725

	Macau—0.13%
15,643	MGM China Holdings, Ltd.	36,170
68,153	Wynn Macau, Ltd.	218,406

		254,576

	Netherlands—3.56%
7,600	ABN AMRO Group NV	196,550
105,212	Aegon NV	628,181
740	AerCap Holdings NV (a)	40,071
3,592	Airbus SE	419,168
2,629	ASML Holding NV	520,240
25,011	CNH Industrial NV	264,204
42,308	Fiat Chrysler Automobiles NV (a)	798,109
2,850	Heineken Holding NV	272,563
582	Heineken NV	58,310
26,038	ING Groep NV	373,764
34,488	Koninklijke Ahold Delhaize NV	823,491
999	Koninklijke DSM NV	99,939
7,207	Koninklijke Philips NV	305,346
15,731	NN Group NV	637,994
5,672	Randstad Holding NV	332,920
15,890	RELX NV	337,803
14,365	STMicroelectronics NV	318,951
11,748	Unilever NV	654,564
2,220	Wolters Kluwer NV	124,712

		7,206,880

	New Zealand—0.39%
34,389	a2 Milk Co., Ltd. (a)	266,340
39,340	Fisher & Paykel Healthcare Corp., Ltd.	396,432
20,389	Meridian Energy, Ltd.	43,067
11,040	Ryman Healthcare, Ltd.	89,425

		795,264

	Norway—0.84%
6,807	Aker BP ASA	250,383
5,091	DNB ASA	99,137
11,126	Equinor ASA	294,200
7,262	Gjensidige Forsikring ASA	118,890
3,449	Marine Harvest ASA	68,576
32,799	Norsk Hydro ASA	195,785
17,723	Schibsted ASA—Class B	499,982
8,607	Telenor ASA	176,276

		1,703,229

	Portugal—0.19%
26,476	Jeronimo Martins SGPS SA	381,374

	Singapore—1.23%
19,423	DBS Group Holdings, Ltd.	377,719
14,187	Jardine Cycle & Carriage, Ltd.	331,450
17,514	Keppel Corp., Ltd.	91,619
54,908	Oversea-Chinese Banking Corp., Ltd.	467,693
111,112	Singapore Exchange, Ltd.	583,883
17,955	United Overseas Bank, Ltd.	351,895
28,031	UOL Group, Ltd.	156,537
9,258	Venture Corp, Ltd.	120,956

		2,481,752

	South Africa—0.10%
15,363	Investec Plc	108,628
43,438	Old Mutual, Ltd.	85,875

		194,503

	Spain—1.90%
6,161	ACS, Actividades de Construccion y Servicios SA	248,572
455	Aena SME SA	82,377
9,162	Amadeus IT Holdings SA—Class A	720,431
38,630	Banco Bilbao Vizcaya Argentaria SA	272,441
67,264	Banco de Sabadell SA	112,318
91,264	Banco Santander SA	487,758
4,960	Ferrovial SA	101,495
18,902	Industria de Diseno Textil SA	643,692
56,300	Mapfre SA	169,223
42,363	Repsol SA	826,888
21,120	Telefonica SA	179,255

		3,844,450

	Sweden—1.24%
5,806	Electrolux AB—Series B	131,759
35,854	Hennes & Mauritz AB—Series B	533,688
6,945	Kinnevik AB—Class B	236,666
5,213	Lundin Petroleum AB	165,461
5,065	Sandvik AB	89,453
11,173	Swedish Match AB	552,189
11,338	Tele2 AB—B Shares	132,795
36,117	Telefonaktiebolaget LM Ericsson—Series B	278,253
1,220	Vifor Pharma AG	194,607
11,985	Volvo AB—Class B	190,479

		2,505,350

	Switzerland—5.28%
840	Adecco Group AG	49,572
1,037	Baloise Holding AG	150,424
307	Barry Callebaut AG	550,119
2,659	Cie Financiere Richemont SA	224,777
10,835	Clariant AG	259,265
11,743	Credit Suisse Group AG	175,594
818	Dufry AG	104,036
120	Geberit AG	51,380
22	Givaudan SA	49,826
1,536	Julius Baer Group, Ltd.	89,966
3,414	Kuehne & Nagel International AG	512,515
370	Lonza Group AG	97,771
27,144	Nestle SA	2,103,683
15,078	Novartis AG	1,142,173
2,209	Pargesa Holding SA	186,972
960	Partners Group Holding AG	701,804
6,155	Roche Holdings AG	1,365,537
214	SGS SA	568,640
1,260	Sika AG	174,094
1,504	Sonova Holding AG	269,041
519	Straumann Holding AG	393,602
1,155	Swiss Life Holding AG	400,498
669	Swiss Re AG	58,410
271	Swisscom AG	120,956
1,038	Temenos AG	156,101
415	The Swatch Group AG—Group I	196,453
1,708	The Swatch Group AG—Group N	147,480
10,691	UBS Group AG	163,897
801	Zurich Insurance Group AG	236,880

		10,701,466

	United Kingdom—13.74%
33,417	3i Group Plc	395,628
24,030	Admiral Group Plc	603,929

40,685	Anglo American Plc	903,244
6,321	Ashtead Group Plc	188,235
5,413	Associated British Foods Plc	195,183
9,584	AstraZeneca Plc	662,898
148,847	Auto Trader Group Plc	834,197
6,256	Aviva Plc	41,509
5,057	BAE Systems Plc	43,021
9,519	Berkeley Group Holdings Plc	474,169
14,898	BHP Billiton Plc	334,347
100,882	BP Plc	767,562
8,248	British American Tobacco Plc	415,479
26,654	British Sky Broadcasting Group Plc	513,324
39,713	Burberry Group Plc	1,128,664
1,669	Carnival Plc	95,391
53,786	Centrica Plc	111,680
3,098	Coca-Cola European Partners Plc	125,903
10,405	Coca-Cola HBC AG	346,326
4,461	Croda International Plc	281,833
14,412	Diageo Plc	517,764
19,487	Direct Line Insurance Group Plc	87,938
7,235	easyJet Plc	159,169
34,567	GlaxoSmithKline Plc	696,903
6,282	GVC Holdings Plc	86,867
44,356	Hargreaves Lansdown Plc	1,149,782
161,500	HSBC Holdings Plc	1,509,111
5,974	Imperial Brands Plc	221,863
5,001	InterContinental Hotels Group Plc	310,888
96,984	International Consolidated Airlines Group SA	848,711
1,625	Intertek Group Plc	122,185
203,508	J. Sainsbury Plc	861,198
45,075	Kingfisher Plc	176,271
124,791	Legal & General Group Plc	436,498
299,693	Lloyds Banking Group Plc	248,660
4,133	London Stock Exchange Group Plc	243,308
97,998	Marks & Spencer Group Plc	380,670
32,350	Mediclinic International Plc	224,116
26,808	Meggitt Plc	173,962
10,390	Merlin Entertainments Plc	52,975
7,253	Micro Focus International Plc	125,849
1,478	Mondi Plc	39,874
8,745	Next Plc	696,090
4,883	NMC Health Plc	229,832
19,483	Pearson Plc	226,893
10,020	Persimmon Plc	333,763
22,351	Prudential Plc	509,520
14,479	Quilter Plc (a)	27,693
16,232	RELX Plc	346,634
10,331	Rio Tinto Plc	569,429
17,555	Rolls-Royce Holdings Plc (a)	228,655
31,719	Royal Dutch Shell Plc—Class A	1,097,760
25,351	Royal Dutch Shell Plc—Class B	907,894
184,206	Royal Mail Plc	1,225,507
3,073	Schroders Plc	127,520
32,082	Smith & Nephew Plc	590,960
3,172	Smiths Group Plc	70,854
5,860	Standard Chartered Plc	53,229
37,775	Taylor Wimpey Plc	88,923
124,391	Tesco Plc	420,888
46,551	The Sage Group Plc	384,473

6,204	Travis Perkins Plc	116,255
18,949	TUI AG	414,452
11,891	Unilever Plc	656,864
267,803	Vodafone Group Plc	648,696
6,558	Whitbread Plc	341,851
111,857	Wm Morrison Supermarkets Plc	371,029

		27,822,748

	Total Common Stocks (Cost $160,991,431)	188,326,631

	INVESTMENT COMPANIES—4.47%
	Canada—0.39%
27,592	iShares MSCI Canada ETF (b)	786,648

	Switzerland—4.08%
123,441	iShares MSCI EAFE ETF	8,266,844

	Total Investment Companies (Cost $9,048,677)	9,053,492

	PARTICIPATORY NOTES—0.03%
	Switzerland—0.03%
268	Schindler Holdings AG (g)	57,540

	Total Participatory Notes (Cost $60,588)	57,540

	PREFERRED STOCKS—0.40%
	Germany—0.40%
6,028	FUCHS PETROLUB SE—Preference Shares	296,616
3,032	Porsche Automobil Holding SE	192,519

1,168	Sartorius AG	173,882
3,645	Schaeffler AG	47,309
592	Volkswagen AG—Preference Shares	97,805

	Total Preferred Stocks (Cost $867,810)	808,131

	REAL ESTATE INVESTMENT TRUSTS—0.52%
	France—0.16%
929	Covivio	96,526
988	Gecina SA (b)(f)	165,054
664	ICADE	62,196

		323,776

	Hong Kong—0.11%
23,827	Link Real Estate Investment Trust	217,288

	Singapore—0.10%
104,161	CapitaLand Commercial Trust	126,839
60,285	Suntec Real Estate Investment Trust	76,438

		203,277

	United Kingdom—0.15%
35,903	Segro Plc	316,192

	Total Real Estate Investment Trusts (Cost $1,041,559)	1,060,533

	RIGHTS—0.00%
	Italy—0.00%
147,957	INTESA SANPAOLO RTS (c)(f)(h)	0
75,086	INTESA SANPAOLO-RSP RTS (c)(f)(h)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS—0.75%
	Money Market Funds—0.75%
	Deutsche Government Money Market Series—Institutional Shares
1,517,145	Effective Yield, 1.81% (d)	1,517,145

	Total Short Term Investments (Cost $1,517,145)	1,517,145

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—0.77%
	Investments Purchased with Proceeds from Securities Lending—0.77%
	Mount Vernon Liquid Assets Portfolio, LLC
1,569,760	Effective Yield, 2.21% (d)	1,569,760

	Total Investments Purchased with Proceeds from Securities Lending (Cost $1,569,760)	1,569,760

	Total Investments (Cost $175,096,970)—99.93%	202,393,232
	Other Assets in Excess of Liabilities—0.07%	136,288

	TOTAL NET ASSETS—100.00%	$202,529,520

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of June 30, 2018.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $305,438, which represents 0.15% of total net assets.
(g)	Represents the value of the underlying security.
(h)

As of June 30, 2018, the Valuation Committee has fair valued these securities, whose value were determined using significant, unobservable inputs. The value of these securities were $0, which represents 0.00% of total net assets.

Glossary of Terms

ADR American Depositary Receipt

GuideMark® World ex-US Fund

Schedule of Investments by Industry (Unaudited)

June 30, 2018

COMMON STOCKS
Aerospace & Defense	0.77%
Air Freight & Logistics	1.03%
Airlines	1.09%
Auto Components	0.93%
Automobiles	2.10%
Banks	7.59%
Beverages	1.67%
Biotechnology	0.32%
Building Products	0.15%
Capital Markets	2.57%
Chemicals	2.73%
Commercial Services & Supplies	0.12%
Communications Equipment	0.17%
Construction & Engineering	1.42%
Construction Materials	0.30%
Consumer Finance	0.33%
Containers & Packaging	0.02%
Distributors	0.16%
Diversified Consumer Services	0.02%
Diversified Financial Services	1.45%
Diversified Telecommunication Services	1.28%
Electric Utilities	1.22%
Electrical Equipment	0.53%
Electronic Equipment, Instruments & Components	1.83%
Food & Staples Retailing	3.88%
Food Products	3.47%
Gas Utilities	0.23%
Health Care Equipment & Supplies	2.43%
Health Care Providers & Services	1.00%
Health Care Technology	0.16%
Hotels, Restaurants & Leisure	2.46%
Household Durables	1.27%
Household Products	0.66%
Independent Power and Renewable Electricity Producers	0.23%
Industrial Conglomerates	0.63%
Insurance	5.77%
Internet & Catalog Retail	0.04%
Internet & Direct Marketing Retail	0.63%
Internet Software & Services	1.11%
IT Services	1.81%
Leisure Products	0.40%
Life Sciences Tools & Services	0.05%
Machinery	1.09%
Marine	0.47%
Media	1.46%
Metals & Mining	3.37%
Multiline Retail	1.39%
Multi-Utilities	0.21%
Oil & Gas	0.14%

Oil, Gas & Consumable Fuels	4.10%
Paper & Forest Products	0.57%
Personal Products	2.12%
Pharmaceuticals	5.55%
Professional Services	1.23%
Real Estate Management & Development	1.44%
Road & Rail	0.23%
Semiconductors & Semiconductor Equipment	0.83%
Software	2.74%
Specialty Retail	2.23%
Technology Hardware, Storage & Peripherals	0.49%
Textiles, Apparel & Luxury Goods	3.56%
Tobacco	0.59%
Trading Companies & Distributors	2.44%
Transportation Infrastructure	0.25%
Wireless Telecommunication Services	0.46%

TOTAL COMMON STOCKS	92.99%

INVESTMENT COMPANIES
Exchange Traded Funds	4.47%

TOTAL INVESTMENT COMPANIES	4.47%

PARTICIPATORY NOTES
Machinery	0.03%

TOTAL PARTICIPATORY NOTES	0.03%

PREFERRED STOCKS
Auto Components	0.02%
Automobiles	0.14%
Chemicals	0.15%
Health Care Equipment & Supplies	0.09%

TOTAL PREFERRED STOCKS	0.40%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.52%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.52%

RIGHTS
Banks	—%

TOTAL RIGHTS	—%

SHORT TERM INVESTMENTS
Money Market Funds	0.75%

TOTAL SHORT TERM INVESTMENTS	0.75%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
Investments Purchased with Proceeds from Securities Lending	0.77%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	0.77%

TOTAL INVESTMENTS	99.93%
Other Assets in Excess of Liabilities	0.07%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

GuideMark® Core Fixed Income Fund

Schedule of Investments (Unaudited)

June 30, 2018

Principal Amount		Value
	ASSET BACKED SECURITIES—20.00%
395,000	AIMCO CLO
	Series 2015-A, 3.198% (3 Month LIBOR USD + 0.850%, 0.850% Floor), 01/15/2028 (a)(c)	$394,256
214,402	Ajax Mortgage Loan Trust
	Series 2017-B, 3.163%, 09/25/2056 (b)(c)	211,003
510,000	Ally Auto Receivables Trust
	Series 2017-4, 1.750%, 12/15/2021	503,217
395,000	Ally Master Owner Trust
	Series 2018-1, 2.700%, 01/15/2023	391,322
	Americredit Automobile Receivables Trust
250,000	Series 2016-4, 1.530%, 07/08/2021	248,218
320,000	Series 2017-3-A3, 1.900%, 03/18/2022	315,397
392,000	AMMC CLO 21, Ltd.
	Series 2017-21, 3.613% (3 Month LIBOR USD + 1.250%, 0.000% Floor), 11/02/2030 (a)(c)	393,062
500,000	Apidos CLO XII
	Series 2013-12A, 3.118% (3 Month LIBOR USD + 1.080%, 0.000% Floor), 04/15/2031 (a)	499,337
250,000	Atlas Senior Loan Fund X, Ltd.
	Series 2018-10A, 3.438% (3 Month LIBOR USD + 1.090%, 0.000% Floor), 01/15/2031 (a)(c)	249,771
400,000	Atrium XII
	Series 2015-12R, 3.192% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	399,387
250,000	Babson CLO, Ltd.
	Series 2015-IIA, 3.549% (3 Month LIBOR USD + 1.190%, 0.000% Floor), 10/20/2030 (a)(c)	250,367
	Barings CLO, Ltd.
575,000	Series 2013-IA, 3.159% (3 Month LIBOR USD + 0.800%, 0.800% Floor), 01/20/2028 (a)(c)	574,705
250,000	Series 2018-III, 3.020% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 07/20/2029 (a)(c)	249,795
	BlueMountain CLO, Ltd.
390,000	Series 2015-2, 0.000% (3 Month LIBOR USD + 0.930%, 0.930% Floor), 07/18/2027 (a)	390,000
397,000	Series 2013-2R, 3.542% (3 Month LIBOR USD + 1.180%, 0.000% Floor), 10/22/2030 (a)(c)	398,221
403,000	Series 2015-3R, 3.339% (3 Month LIBOR USD + 1.000%, 0.000% Floor), 04/20/2031 (a)(c)	401,257
315,000	BMW Vehicle Lease Trust
	Series 2017-2, 2.070%, 10/20/2020	312,135
385,000	Bristol Park CLO, Ltd.
	Series 2016-1, 3.768% (3 Month LIBOR USD + 1.420%, 0.000% Floor), 04/15/2029 (a)(c)	385,777
735,000	Capital One Multi-Asset Execution Trust
	Series 2016-3A, 1.340%, 04/15/2022	725,532
	Carlyle Global Market Strategies CLO, Ltd.
250,000	Series 2013-2A, 3.245% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	249,616
250,000	Series 2013-3A, 3.448% (3 Month LIBOR USD + 1.100%, 0.000% Floor), 10/15/2030 (a)(c)	250,124
370,000	Series 2013-4A, 2.722% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 01/15/2031 (a)(c)	369,407
250,000	Series 2018-1A, 3.075% (3 Month LIBOR USD + 1.020%, 0.000% Floor), 04/20/2031 (a)(c)	249,213
645,000	Chase Issuance Trust
	Series 2016-2, 1.370%, 06/15/2021	637,046
	CIFC Funding Ltd.
365,000	Series 2013-IR, 3.598% (3 Month LIBOR USD + 1.250%, 0.000% Floor), 07/15/2030 (a)(c)	366,465
390,000	Series 2013-IIR, 3.565% (3 Month LIBOR USD + 1.210%, 0.000% Floor), 10/18/2030 (a)(c)	391,740
250,000	Series 2015-IR, 3.472% (3 Month LIBOR USD + 1.110%, 1.110% Floor), 01/22/2031 (a)(c)	249,768
250,000	Series 2018-1, 3.157% (3 Month LIBOR USD + 1.000%, 0.000% Floor), 04/18/2031 (a)(c)	248,337
16,899	CIG AUTO RECEIVABLES TRUST
	Series 2017-1, 2.710%, 05/15/2023 (c)	16,793
105,000	CNH Equipment Trust
	Series 2018-A, 3.300%, 04/15/2025	105,355
35,390	Conn’s Receivables Funding LLC
	Series 2017-B, 2.730%, 07/15/2020 (c)(d)	35,382
195,000	Credit Suisse ABS Trust
	Series 2018-A, 3.420%, 07/25/2024 (c)(d)	194,994
190,000	Domino’s Pizza Master Issuer LLC
	Series 2018-1, 4.116%, 07/25/2048 (c)(d)	190,586
270,000	Dryden 38 Senior Loan Fund
	Series 2015-38A, 3.778% (3 Month LIBOR USD + 1.430%, 1.430% Floor), 07/15/2027 (a)(c)	270,052
530,000	Dryden 50 Senior Loan Fund
	Series 2017-50, 3.568% (3 Month LIBOR USD + 1.220%, 0.000% Floor), 07/15/2030 (a)(c)	530,483
128,222	Engs Commercial Finance Trust
	Series 2018-1, 2.970%, 02/22/2021 (c)(d)	128,112
307,257	Flagship Credit Auto Trust
	Series 2018-2, 2.970%, 10/17/2022 (c)	306,213
300,000	Ford Credit Auto Lease Trust
	Series 2017-B, 2.030%, 12/15/2020	297,026
485,000	Ford Credit Auto Owner Trust
	Series 2015-A, 2.030%, 08/15/2020	482,238
295,000	Galaxy XXII CLO, Ltd.
	Series 2016-22A, 2.800%, 07/16/2028 (c)	295,269
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 2.560% (3 Month LIBOR USD + 0.230%, 0.230% Floor), 05/25/2036 (a)	94,022
570,000	GM Financial Automobile Leasing Trust
	Series 2017-1, 2.060%, 05/20/2020	566,774
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	293,170
	KKR Financial CLO Ltd.
340,000	Series 2016-16, 3.849% (3 Month LIBOR USD + 1.490%, 0.000% Floor), 01/22/2029 (a)(c)	341,492
250,000	Series 2013-IA, 3.638% (3 Month LIBOR USD + 1.290%, 0.000% Floor), 04/15/2029 (a)(c)	251,872
400,000	Series 2015-11R, 3.528% (3 Month LIBOR USD + 1.180%, 0.000% Floor), 01/15/2031 (a)(c)	400,319
280,000	Series 2014-21, 3.345% (3 Month LIBOR USD + 1.000%, 0.000% Floor), 04/15/2031 (a)(c)	277,397
320,000	LCM XXII Ltd.
	Series 21-A, 3.839% (3 Month LIBOR USD + 1.480%, 0.000% Floor), 10/20/2028 (a)(c)	322,424
250,000	LCM XXV Ltd.
	Series 2017-25, 3.569% (3 Month LIBOR USD + 1.210%, 0.000% Floor), 07/20/2030 (a)(c)	250,753
100,000	Lendmark Funding Trust
	Series 2016-A, 3.260%, 04/21/2025 (c)(d)	100,148
130,000	Marlette Funding Trust
	Series 2018-2, 3.060%, 07/17/2028 (c)(d)	130,060
	Mill City Mortgage Loan Trust
320,000	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	318,647
345,503	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	339,830
233,314	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	232,117
93,316	Nationstar HECM Loan Trust
	Series 2018-IA, 2.760%, 02/25/2028 (b)(c)	93,416
	Neuberger Berman CLO Ltd.
401,000	Series 2017-16A, 3.198% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 01/18/2028 (a)(c)	400,689
345,000	Series 2018-27A, 3.417% (3 Month LIBOR USD + 1.400%, 0.000% Floor), 01/15/2030 (a)(c)	342,826
	NRZ Advance Receivables Trust
147,000	Series 2016-T2, 2.575%, 10/15/2049 (c)	145,810
136,000	Series 2015-ON1, 3.107%, 12/15/2050 (c)	135,121
120,000	Series 2017-T1, 3.214%, 02/15/2051 (c)	119,282
	NRZ Excess Spread-Collateralized Notes Series
199,617	Series 2018-PLS1, 3.193%, 01/25/2023 (c)	198,358
127,102	Series 2018-PLS2, 3.265%, 02/25/2023 (c)	126,992
291,092	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	292,182
	OCP CLO Ltd.

275,000	Series 2015-8R, 3.203% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 04/17/2027 (a)(c)	274,289
335,000	Series 2015-9R, 3.148% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	334,308
193,645	Octagon Investment Partners XVI Ltd.
	Series 2013-1A, 3.473% (3 Month LIBOR USD + 1.120%, 0.000% Floor), 07/17/2025 (a)(c)	193,645
250,000	Octagon Investment Partners XXI Ltd.
	Series 2014-IR, 3.705% (3 Month LIBOR USD + 1.350%, 0.000% Floor), 11/16/2026 (a)(c)	250,120
167,407	OHA Credit Partners VIII, Ltd.
	Series 2013-8A, 3.479% (3 Month LIBOR USD + 1.120%, 0.000% Floor), 04/20/2025 (a)	167,455
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	330,445
120,000	Series 2017-1A, 2.370%, 09/14/2032 (c)	117,711
300,000	OZLM XII Ltd.
	Series 2015-12A, 3.809% (3 Month LIBOR USD + 1.450%, 1.450% Floor), 04/30/2027 (a)(c)	300,358
187,993	Prosper Marketplace Issuance Trust
	Series 2018-IA, 3.110%, 06/17/2024 (c)	187,887
180,000	Regional Management Issuance Trust
	Series 2018-1, 3.830%, 06/15/2027 (c)(d)(j)(k)	179,963
400,000	RR 3 Ltd.
	Series 2014-R2, 3.438% (3 Month LIBOR USD + 1.090%, 1.090% Floor), 01/15/2030 (a)(c)	400,721
	SBA Tower Trust
155,000	Series 2014-1-2, 2.898%, 10/15/2044 (c)	154,066
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	88,486
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	124,310
250,000	Shackleton
	Series 2014-6A, 3.513% (3 Month LIBOR USD + 1.160%, 0.000% Floor), 07/17/2026 (a)	250,279
153,090	Skopos Auto Receivables Trust
	Series 2018-1A, 3.190%, 09/15/2021 (c)(d)	153,174
	SoFi Consumer Loan Program Trust
295,174	Series 2016-2, 3.090%, 10/27/2025 (c)(d)	295,014
184,343	Series 2018-1, 2.550%, 02/25/2027 (c)	183,576
157,837	Series 2018-2, 2.930%, 04/26/2027 (c)	157,797
315,000	Sound Point CLO II Ltd.
	Series 2013-1A, 3.432% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 01/27/2031 (a)(c)	314,220
335,000	Sound Point CLO III, Ltd.
	Series 2013-2A, 3.298% (3 Month LIBOR USD + 0.950%, 0.000 Floor), 04/15/2029 (a)(c)	333,417
250,000	Sound Point CLO IV, Ltd.
	Series 2013-3A, 3.651% (3 Month LIBOR USD + 1.150%0.000% Floor), 04/18/2031 (a)(c)	248,820
401,000	Sound Point CLO XVIII Ltd.
	Series 2017-4A, 2.864% (3 Month LIBOR USD + 1.120%, 0.000% Floor), 01/21/2031 (a)(c)	400,625
125,000	Springleaf Funding Trust
	Series 2017-A, 2.680%, 07/15/2030 (c)	123,021
395,000	TICP CLO III, Ltd.
	Series 2018-3, 3.199% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	393,732
	Voya CLO Ltd.
400,000	Series 2014-3, 3.080% (3 Month LIBOR USD + 0.720%, 0.000% Floor), 07/25/2026 (a)(c)	399,914
480,000	Series 2015-1, 3.255% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	479,341
79,600	Wendy’s Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (c)(d)	77,984
230,000	World Omni Auto Receivables Trust
	Series 2017-B, 1.950%, 02/15/2023	225,273
400,000	Z Capital Credit Partners CLO Ltd.
	Series 2015-1, 3.298% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	400,112

	Total Asset Backed Securities (Cost $26,588,542)	26,470,742

	COLLATERALIZED MORTGAGE OBLIGATIONS—11.05%
	Angel Oak Mortgage Trust LLC
22,627	Series 2017-1, 2.810%, 01/25/2047 (b)(c)	22,558
39,791	Series 2017-2, 2.478%, 07/25/2047 (b)(c)	39,514
37,011	Series 2017-3, 2.708%, 11/25/2047 (b)(c)	36,515
188,819	Series 2018-1, 3.258%, 04/25/2048 (b)(c)	189,248
272,334	Arroyo Mortgage Trust
	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	272,554
110,000	BANK 2017-BNK8
	Series 2017-8, 3.488%, 11/17/2050	107,806
384,000	BANK 2017-BNK9
	Series 2017-9, 3.538%, 11/17/2054	380,407
270,000	BANK 2018-BNK10
	Series 2018-10, 3.688%, 02/17/2061	268,754
113,910	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	113,898
311,519	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	311,777
	Bayview Opportunity Master Fund IVa Trust
287,951	Series 2017-SPL5A, 3.500%, 07/28/2057 (b)(c)	288,097
94,715	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	96,172
	Bayview Opportunity Master Fund IVb Trust
79,668	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	80,614
110,965	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	111,299
	BBCMS Mortgage Trust
132,000	Series 2017-DELC, 2.923% (1 Month LIBOR USD + 0.850%), 08/15/2036 (a)(c)	132,220
374,000	Series 2017-C1, 3.674%, 02/17/2050	371,396
105,000	BENCHMARK Mortgage Trust
	Series 2018-B1, 3.666%, 01/18/2051 (b)	105,021
92,000	CD 2017-CD4 Mortgage Trust
	Series 2017-CD4, 3.514%, 05/12/2050 (b)	90,778
153,000	CFCRE Commercial Mortgage Trust
	Series 2017-C8, 3.572%, 06/17/2050	151,292
50,363	Chase Mortgage Finance Trust
	Series 2007-A1, 3.859%, 02/25/2037 (b)	50,744
106,879	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (b)(c)	105,990
	Citigroup Commercial Mortgage Trust
407,000	Series 2016-P4, 2.902%, 07/12/2049	386,878
383,000	Series 2016-P6, 3.720%, 12/10/2049 (b)	384,579
	Citigroup Mortgage Loan Trust, Inc.
322,472	Series 2018-R2, 3.500%, 02/25/2058 (b)(c)	323,436
141,978	Series 2018-R, 3.000%, 09/25/2064 (b)(c)	142,767
	COLT Mortgage Loan Trust
48,051	Series 2017-1, 2.614%, 05/27/2047 (b)(c)	47,995
112,685	Series 2018-1, 2.930%, 02/25/2048 (b)(c)	112,164
270,000	Series 2018-2, 3.470%, 07/27/2048 (b)(c)	270,675
120,000	COMM Mortgage Trust
	Series 2013-300P, 4.353%, 08/12/2030 (c)	124,439
	Countrywide Home Loans, Inc.
10,947	Series 2004-HYB6, 3.524%, 11/20/2034 (a)	11,215
87,527	Series 2005-11, 2.691% (1 Month LIBOR USD + 0.600%, 10.500% Cap, 0.300% Floor), 03/25/2035 (b)	79,560
45,921	CSMC Trust
	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	44,843
394,000	DBJPM Mortgage Trust
	Series 2016-C3, 2.890%, 08/12/2049	372,737
	Deephaven Residential Mortgage Trust
69,568	Series 2017-3, 2.577%, 10/25/2047 (b)(c)	69,311
237,561	Series 2018-2, 3.479%, 04/25/2058 (b)(c)	239,241
74,045	Finance of America Structured Securities Trust
	Series 2017-HB 1, 2.321%, 11/25/2027 (b)(c)	74,007
385,711	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (c)	404,381
86,387	Galton Funding Mortgage Trust 2017-1
	Series 2018-1, 3.500%, 11/25/2057 (b)(c)	86,522
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	146,253
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	141,588
35,000	Series 2015-GC34, 3.506%, 10/13/2048	34,815
370,000	Series 2016-GS4, 3.442%, 11/15/2049 (b)	363,718
107,921	Series 2017-GS5, 3.674%, 03/11/2050	107,846

691,748	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C12, 3.157%, 07/17/2045	692,626
261,000	Madison Park Funding XI, Ltd.
	Series 2013-11A, 3.522% (3 Month LIBOR USD + 1.160%, 0.000% Floor), 07/23/2029 (a)	261,105
	Morgan Stanley Bank of America Merrill Lynch Trust
175,000	Series 2016-C29, 3.325%, 05/17/2049	170,718
403,000	Series 2016-C30, 2.860%, 09/17/2049	380,001
224,071	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 3.111% (1 Month LIBOR USD + 1.020%, 0.680% Floor), 10/25/2033 (a)(d)	222,520
	Morgan Stanley Capital I Trust
185,000	Series 2014-MP, 3.469%, 08/11/2033 (c)	184,826
152,000	Series 2017-H1, 3.530%, 06/17/2050	150,153
	New Residential Mortgage Loan Trust
113,174	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	113,811
90,288	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	90,599
153,808	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	155,468
135,857	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	138,163
78,129	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	79,079
86,605	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	87,868
102,516	Series 2017-5, 3.591% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	105,732
111,208	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	112,484
238,061	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	242,391
245,272	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	252,532
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (c)	133,282
75,000	SG Commercial Mortgage Securities Trust
	Series 2016-C5, 3.055%, 10/13/2048	71,372
248,459	SG Residential Mortgage Trust
	Series 2018 A-1, 3.425%, 04/25/2048 (b)(c)	248,965
	Towd Point Mortgage Trust
204,584	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	201,936
77,596	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	76,407
87,985	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	86,303
175,434	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	172,435
95,701	Series 2017-5, 2.691% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	96,029
349,640	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	344,339
83,621	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	82,159
94,757	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	92,880
376,160	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	369,404
122,089	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	121,717
329,024	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	328,390
236,000	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	236,086
298,930	Verus Securitization Trust
	Series 2017-SG1, 2.690%, 11/25/2047 (b)(c)	296,618
380,000	Wells Fargo Commercial Mortgage Trust
	Series 2017-RB1, 3.635%, 03/17/2050	378,427
540,000	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	545,690

	Total Collateralized Mortgage Obligations (Cost $14,889,587)	14,618,139

	CORPORATE OBLIGATIONS—30.28%
	Aerospace & Defense—0.41%
175,000	General Dynamics Corp.
	2.875%, 05/11/2020	174,857
185,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	174,922
205,000	United Technologies Corp.
	3.125%, 05/04/2027	190,817

		540,596

	Air Freight & Logistics—0.22%
	FedEx Corp.
50,000	4.100%, 02/01/2045	45,232
15,000	4.550%, 04/01/2046	14,612
105,000	4.400%, 01/15/2047	99,811
150,000	4.050%, 02/15/2048	135,294

		294,949

	Airlines—0.14%
	Delta Air Lines, Inc.
90,000	3.625%, 03/15/2022	89,061
100,000	3.800%, 04/19/2023	98,927

		187,988

	Automobiles—0.30%
70,000	Ford Motor Co.
	5.291%, 12/08/2046 (f)	65,100
	General Motors Co.
15,000	6.250%, 10/02/2043	15,595
175,000	6.750%, 04/01/2046	194,508
130,000	5.400%, 04/01/2048	123,950

		399,153

	Banks—6.59%
200,000	Banco Santander SA
	3.800%, 02/23/2028	183,037
	Bank of America Corp.
345,000	2.250%, 04/21/2020	340,356
100,000	2.369% (3 Month LIBOR USD + 0.660%), 07/21/2021 (b)	98,058
35,000	2.503%, 10/21/2022	33,545
370,000	3.124% (3 Month LIBOR USD + 1.160%), 01/20/2023 (b)	364,070
190,000	4.100%, 07/24/2023	193,263
45,000	4.000%, 01/22/2025	44,460
330,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	317,775
85,000	4.183%, 11/25/2027	82,940
85,000	3.705% (3 Month LIBOR USD + 1.512%), 04/24/2028 (b)	82,068
100,000	6.110%, 01/29/2037	115,203
200,000	5.000%, 01/21/2044	212,305
200,000	Barclays Bank Plc
	2.650%, 01/11/2021 (f)	195,592
270,000	BNP Paribas SA
	3.375%, 01/09/2025 (c)	255,432
250,000	BPCE SA
	2.750%, 01/11/2023 (c)	239,034
	Citigroup, Inc.
240,000	2.700%, 10/27/2022	230,710
55,000	3.421% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	55,312
360,000	3.700%, 01/12/2026	349,496
235,000	4.300%, 11/20/2026	229,710
75,000	4.450%, 09/29/2027	73,855
245,000	3.887% (3 Month LIBOR USD + 1.563%), 01/10/2028 (b)	237,546
35,000	3.520% (3 Month LIBOR USD + 1.151%), 10/27/2028 (b)	32,948
250,000	Credit Agricole SA
	4.000% (5 Year Swap Rate USD + 1.644%), 01/10/2033 (b)(c)	228,643
280,000	European Investment Bank
	2.375%, 06/15/2022	274,712
120,000	Fifth Third Bancorp
	2.875%, 07/27/2020	119,384
570,000	HSBC Holdings Plc
	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	558,616
200,000	Intesa Sanpaolo SpA
	3.875%, 01/12/2028 (c)	171,773
	JPMorgan Chase & Co.
80,000	3.589% (3 Month LIBOR USD + 1.230%), 10/24/2023 (a)	81,499
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)	217,230
170,000	3.300%, 04/01/2026 (f)	162,820
90,000	2.950%, 10/01/2026	83,691
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)	293,014
205,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	194,461
	Royal Bank of Canada
185,000	2.125%, 03/02/2020	182,241
120,000	2.150%, 10/26/2020	117,280
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	231,742
385,000	The Bank of Nova Scotia
	2.125%, 09/11/2019	382,068
200,000	UBS AG
	2.450%, 12/01/2020 (c)	195,753

	Wells Fargo & Co.
120,000	2.550%, 12/07/2020	118,146
150,000	2.625%, 07/22/2022	144,560
120,000	3.000%, 04/22/2026	111,360
135,000	3.000%, 10/23/2026 (f)	124,785
390,000	3.584% (3 Month LIBOR USD + 1.310%), 05/22/2028 (b)(f)	374,089
1,000	5.606%, 01/15/2044	1,078
105,000	4.400%, 06/14/2046	96,351
45,000	4.750%, 12/07/2046	43,646
250,000	Wells Fargo Bank NA
	2.600%, 01/15/2021	246,106

		8,721,763

	Beverages—0.58%
	Anheuser-Busch InBev Worldwide, Inc.
70,000	3.500%, 01/12/2024	69,654
65,000	8.200%, 01/15/2039	93,197
100,000	4.600%, 04/15/2048	98,921
155,000	4.750%, 04/15/2058	152,067
	Constellation Brands, Inc.
115,000	2.700%, 05/09/2022	111,253
80,000	2.650%, 11/07/2022	76,750
175,000	3.600%, 02/15/2028	165,747
5,000	4.500%, 05/09/2047	4,777

		772,366

	Biotechnology—0.37%
	Amgen, Inc.
45,000	2.650%, 05/11/2022	43,618
125,000	4.400%, 05/01/2045	119,593
	Gilead Sciences, Inc.
80,000	2.500%, 09/01/2023	76,318
260,000	4.150%, 03/01/2047	249,140

		488,669

	Capital Markets—2.65%
	Morgan Stanley
75,000	2.625%, 11/17/2021	72,845
35,000	2.750%, 05/19/2022	33,925
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)	194,041
230,000	3.700%, 10/23/2024	227,256
190,000	3.125%, 07/27/2026	176,929
40,000	4.350%, 09/08/2026	39,521
50,000	3.950%, 04/23/2027	47,752
580,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)	551,889
15,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	13,944
155,000	The Bank of New York Mellon Corp.
	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	150,496
	The Goldman Sachs Group, Inc.
212,000	2.750%, 09/15/2020	209,583
35,000	2.875%, 02/25/2021	34,567
50,000	2.350%, 11/15/2021 (f)	48,123
275,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (b)	268,587
390,000	2.908% (3 Month LIBOR USD + 1.053%), 06/05/2023 (b)	376,723
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	53,024
155,000	4.000%, 03/03/2024	155,225
140,000	3.500%, 01/23/2025	135,313
150,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)	142,547
255,000	3.691% (3 Month LIBOR USD + 1.510%), 06/05/2028 (b)(f)	242,007
15,000	4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (b)(f)	14,803
140,000	6.750%, 10/01/2037	166,444
90,000	4.017% (3 Month LIBOR USD + 1.373%), 10/31/2038 (b)(f)	82,163
40,000	6.250%, 02/01/2041	46,792
5,000	4.750%, 10/21/2045	4,960
25,000	Willis North America, Inc.
	3.600%, 05/15/2024	24,191

		3,513,650

	Chemicals—0.31%
25,000	Methanex Corp.
	5.650%, 12/01/2044	24,372
200,000	Syngenta Finance NV
	4.441%, 04/24/2023 (c)	199,094
	The Sherwin-Williams Co.
45,000	3.125%, 06/01/2024	43,038
150,000	3.450%, 06/01/2027	141,983

		408,487

	Commercial Services & Supplies—0.09%
90,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (c)	112,797

	Communications Equipment—0.06%
75,000	Qualcomm, Inc.
	3.000%, 05/20/2022	73,910

	Consumer Finance—0.11%
	John Deere Capital Corp.
125,000	1.950%, 06/22/2020	122,332
25,000	3.450%, 06/07/2023	25,043

		147,375

	Diversified Financial Services—1.27%
	Anheuser-Busch InBev Finance, Inc.
385,000	3.650%, 02/01/2026	377,264
20,000	4.900%, 02/01/2046	20,645
	BAT Capital Corp.
680,000	2.297%, 08/14/2020 (c)	664,853
50,000	4.390%, 08/15/2037 (c)	47,055
40,000	BAT International Finance Plc
	2.750%, 06/15/2020 (c)	39,582
50,000	Berkshire Hathaway Energy Co.
	3.250%, 04/15/2028	47,611
75,000	Caterpillar Financial Services Corp.
	1.850%, 09/04/2020	73,059
200,000	GlaxoSmithKline Capital Plc
	3.125%, 05/14/2021	200,417
160,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	159,869
45,000	Shell International Finance BV
	4.375%, 05/11/2045	46,230

		1,676,585

	Diversified Telecommunication Services—1.32%
	AT&T, Inc.
55,000	4.250%, 03/01/2027 (c)	53,926
190,000	4.100%, 02/15/2028 (c)	181,914
235,000	4.500%, 05/15/2035	217,987
125,000	6.350%, 03/15/2040	135,888
165,000	4.750%, 05/15/2046	147,930
	Verizon Communications, Inc.
355,000	4.125%, 03/16/2027 (f)	351,959
140,000	4.500%, 08/10/2033	135,940
60,000	5.250%, 03/16/2037 (f)	61,804
20,000	4.812%, 03/15/2039	19,401
260,000	4.862%, 08/21/2046	249,379
105,000	4.522%, 09/15/2048	96,107
90,000	5.012%, 08/21/2054	85,046
5,000	4.672%, 03/15/2055	4,459

		1,741,740

	Electric Utilities—1.63%
65,000	Alabama Power Co.
	2.450%, 03/30/2022	63,241
45,000	Duke Energy Carolinas LLC
	2.500%, 03/15/2023	43,449
60,000	Duke Energy Florida LLC
	3.400%, 10/01/2046	52,847
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	67,260
235,000	Duke Energy Progress LLC
	4.150%, 12/01/2044	232,472
5,000	Emera US Finance LP
	4.750%, 06/15/2046	4,932
185,000	Exelon Corp.
	2.450%, 04/15/2021	179,911
20,000	Fortis, Inc.
	2.100%, 10/04/2021	19,100

	Georgia Power Co.
187,000	2.000%, 09/08/2020	182,727
85,000	2.400%, 04/01/2021	82,983
20,000	Oncor Electric Delivery Co. LLC
	7.000%, 09/01/2022	22,796
	Pacific Gas & Electric Co.
15,000	2.950%, 03/01/2026	13,403
100,000	3.300%, 12/01/2027	89,972
155,000	6.050%, 03/01/2034	167,811
180,000	4.750%, 02/15/2044	171,238
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	101,724
31,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065	31,382
	Southern California Edison Co.
250,000	2.900%, 03/01/2021	248,489
10,000	4.125%, 03/01/2048	9,485
	The Southern Co.
30,000	1.850%, 07/01/2019	29,709
155,000	2.150%, 09/01/2019	153,691
20,000	2.950%, 07/01/2023	19,314
160,000	3.250%, 07/01/2026	150,448
25,000	4.400%, 07/01/2046	24,503

		2,162,887

	Engineering & Construction—0.14%
200,000	Mexico City Airport Trust
	3.875%, 04/30/2028 (c)	182,560

	Food & Staples Retailing—1.28%
	CVS Health Corp.
285,000	3.125%, 03/09/2020	284,748
553,000	2.800%, 07/20/2020	548,048
220,000	2.125%, 06/01/2021	211,632
205,000	4.100%, 03/25/2025	204,211
59,000	3.875%, 07/20/2025	57,254
55,000	5.125%, 07/20/2045 (f)	55,933
325,000	Walmart, Inc.
	3.400%, 06/26/2023	327,639

		1,689,465

	Food Products—0.23%
	Kraft Heinz Foods Co.
55,000	2.000%, 07/02/2018	54,890
40,000	2.800%, 07/02/2020	39,733
185,000	5.000%, 07/15/2035	182,762
35,000	4.375%, 06/01/2046	30,393

		307,778

	Gas Utilities—0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	9,415

	Health Care Equipment & Supplies—0.93%
75,000	Abbott Laboratories
	2.800%, 09/15/2020	74,472
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	202,185
195,000	3.700%, 06/06/2027	184,933
180,000	Boston Scientific Corp.
	4.000%, 03/01/2028	176,338
295,000	Dignity Health
	2.637%, 11/01/2019	294,494
	Medtronic, Inc.
46,000	4.375%, 03/15/2035	47,658
65,000	4.625%, 03/15/2045	69,064
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	67,067
125,000	2.875%, 09/23/2023	117,740

		1,233,951

	Health Care Providers & Services—0.90%
150,000	Anthem, Inc.
	2.500%, 11/21/2020	147,539
	Cardinal Health, Inc.
10,000	2.616%, 06/15/2022	9,595
215,000	3.200%, 03/15/2023	208,562
95,000	Catholic Health Initiatives
	2.600%, 08/01/2018	95,078
	Cigna Corp.
30,000	3.050%, 10/15/2027	27,112
25,000	3.875%, 10/15/2047	21,354
	CVS Health Corp.
165,000	2.875%, 06/01/2026	150,454
125,000	5.050%, 03/25/2048	127,701
60,000	Humana, Inc.
	2.500%, 12/15/2020	58,926
	UnitedHealth Group, Inc.
55,000	1.700%, 02/15/2019	54,644
70,000	3.350%, 07/15/2022	70,139
20,000	3.500%, 06/15/2023	20,037
135,000	3.950%, 10/15/2042	128,233
40,000	4.750%, 07/15/2045	42,836
10,000	4.250%, 04/15/2047	9,980
15,000	3.750%, 10/15/2047	13,846
10,000	4.250%, 06/15/2048 (f)	10,053

		1,196,089

	Hotels, Restaurants & Leisure—0.11%
	McDonald’s Corp.
115,000	3.350%, 04/01/2023	114,763
20,000	4.600%, 05/26/2045	20,240
15,000	4.875%, 12/09/2045	15,808

		150,811

	Insurance—0.95%
	American International Group, Inc.
204,000	3.375%, 08/15/2020	204,466
105,000	4.125%, 02/15/2024	105,615
595,000	Assurant, Inc.
	3.589% (3 Month LIBOR USD + 1.250%), 03/26/2021 (a)	596,560
45,000	CNA Financial Corp.
	3.450%, 08/15/2027	41,928
70,000	Marsh & McLennan Cos., Inc.
	4.050%, 10/15/2023	70,947
13,000	Massachusetts Mutual Life Insurance Co.
	8.875%, 06/01/2039 (c)	20,385
	New York Life Global Funding
130,000	1.950%, 02/11/2020 (c)	127,621
40,000	2.000%, 04/13/2021 (c)	38,659
55,000	Trinity Acquisition Plc
	4.400%, 03/15/2026	54,549

		1,260,730

	Internet & Direct Marketing Retail—0.19%
	Amazon.com, Inc.
15,000	2.800%, 08/22/2024	14,473
180,000	3.875%, 08/22/2037	176,288
60,000	4.950%, 12/05/2044	66,834

		257,595

	Internet Software & Services—0.28%
	Alibaba Group Holding Ltd.
200,000	3.400%, 12/06/2027	186,569
200,000	4.200%, 12/06/2047	182,507

		369,076

	IT Services—0.33%
70,000	Fidelity National Information Services, Inc.
	4.250%, 05/15/2028	69,852
	Visa, Inc.
165,000	2.800%, 12/14/2022	162,068
160,000	3.150%, 12/14/2025	154,933
45,000	4.300%, 12/14/2045	46,872

		433,725

	Life Sciences Tools & Services—0.12%
	Thermo Fisher Scientific, Inc.
160,000	3.000%, 04/15/2023	155,739
10,000	2.950%, 09/19/2026	9,255

		164,994

	Machinery—0.03%
35,000	Fortive Corp.
	2.350%, 06/15/2021	33,945

	Media—2.17%
175,000	21st Century Fox America, Inc.
	4.500%, 02/15/2021	179,864
	Charter Communications Operating LLC / Charter Communications Operating Capital
15,000	3.579%, 07/23/2020	14,988
115,000	4.464%, 07/23/2022	116,516
5,000	4.908%, 07/23/2025	5,057
230,000	3.750%, 02/15/2028	208,712
130,000	6.484%, 10/23/2045	137,471
150,000	5.375%, 05/01/2047	136,689
110,000	5.750%, 04/01/2048	106,865
	Comcast Corp.
165,000	3.375%, 08/15/2025	158,422
240,000	3.150%, 03/01/2026	225,595
35,000	2.350%, 01/15/2027	30,689
35,000	3.200%, 07/15/2036	29,175
50,000	3.400%, 07/15/2046 (f)	40,648
40,000	4.049%, 11/01/2052	34,980
	Cox Communications, Inc.
375,000	3.250%, 12/15/2022 (c)	364,632
80,000	3.150%, 08/15/2024 (c)	75,893
5,000	3.350%, 09/15/2026 (c)	4,631
	Discovery Communications, LLC
101,000	2.800%, 06/15/2020 (c)	99,828
45,000	3.800%, 03/13/2024	44,344
28,000	3.950%, 06/15/2025 (c)	27,336
125,000	4.900%, 03/11/2026 (f)	128,406
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	27,999
50,000	4.500%, 09/15/2042	41,222
	Viacom, Inc.
250,000	4.250%, 09/01/2023 (f)	248,858
25,000	4.375%, 03/15/2043	21,050
	Warner Media LLC
145,000	4.875%, 03/15/2020	148,931
60,000	2.950%, 07/15/2026	54,032
170,000	3.800%, 02/15/2027	160,834

		2,873,667

	Metals & Mining—0.14%
	Vale Overseas Ltd.
65,000	6.250%, 08/10/2026	70,557
100,000	6.875%, 11/10/2039	113,750

		184,307

	Multi-Utilities—0.54%
175,000	CenterPoint Energy, Inc.
	2.500%, 09/01/2022	168,084
	Dominion Energy, Inc.
160,000	2.579%, 07/01/2020 (b)	157,729
240,000	2.850%, 08/15/2026	217,713
40,000	DTE Energy Co.
	1.500%, 10/01/2019	39,234
130,000	Sempra Energy
	2.400%, 02/01/2020	128,478

		711,238

	Oil, Gas & Consumable Fuels—2.11%
	Anadarko Petroleum Corp.
50,000	8.700%, 03/15/2019	51,953
15,000	6.950%, 06/15/2019	15,525
210,000	3.450%, 07/15/2024	202,059
45,000	4.500%, 07/15/2044	42,061
10,000	6.600%, 03/15/2046	12,060
	Andeavor Logistics LP
120,000	4.250%, 12/01/2027	115,167
60,000	3.800%, 04/01/2028	56,782
	Canadian Natural Resources Ltd.
80,000	3.800%, 04/15/2024	79,392
170,000	3.900%, 02/01/2025	167,816
25,000	3.850%, 06/01/2027 (f)	24,437
15,000	6.500%, 02/15/2037	17,859
45,000	Enbridge, Inc.
	3.700%, 07/15/2027	42,723
280,000	Encana Corp.
	3.900%, 11/15/2021	282,453
	Energy Transfer Partners LP
60,000	4.200%, 09/15/2023	60,040
105,000	5.300%, 04/15/2047	96,598
	Hess Corp.
30,000	5.600%, 02/15/2041	30,238
75,000	5.800%, 04/01/2047	77,773
130,000	Kinder Morgan, Inc.
	5.550%, 06/01/2045	131,316
135,000	Marathon Oil Corp.
	3.850%, 06/01/2025	133,008
	MPLX LP
50,000	4.125%, 03/01/2027	47,781
50,000	4.000%, 03/15/2028	47,648
100,000	5.200%, 03/01/2047	99,730
30,000	4.700%, 04/15/2048	27,924
	Petroleos Mexicanos
15,000	6.375%, 02/04/2021	15,825
152,000	6.750%, 09/21/2047	143,701
56,000	6.350%, 02/12/2048 (c)	50,820
	Phillips 66 Partners LP
10,000	3.750%, 03/01/2028	9,364
170,000	3.900%, 03/15/2028	166,248
95,000	Principal Life Global Funding II
	2.200%, 04/08/2020 (c)	93,526
50,000	Sabine Pass Liquefaction LLC
	4.200%, 03/15/2028	48,501
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	4,547
5,000	5.350%, 05/15/2045	4,567
40,000	Texas Eastern Transmission LP
	3.500%, 01/15/2028 (c)	37,739
50,000	TransCanada PipeLines, Ltd.
	4.750%, 05/15/2038	50,141
40,000	Transcontinental Gas Pipe Line Co. LLC
	4.000%, 03/15/2028 (c)	38,952
115,000	Valero Energy Corp.
	3.400%, 09/15/2026	109,078
160,000	Valero Energy Partners LP
	4.500%, 03/15/2028	157,610

		2,792,962

	Pharmaceuticals—0.57%
135,000	Allergan Funding SCS
	3.450%, 03/15/2022	132,953
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	231,590
	Johnson & Johnson
155,000	2.625%, 01/15/2025 (f)	148,574
75,000	3.550%, 03/01/2036	72,244
55,000	3.625%, 03/03/2037	53,854
	Mylan NV
60,000	3.750%, 12/15/2020	60,409
5,000	3.150%, 06/15/2021	4,948
45,000	5.200%, 04/15/2048 (c)	43,430

		748,002

	Real Estate Management & Development—0.03%
	American Tower Corp.
25,000	3.450%, 09/15/2021	24,915
15,000	2.250%, 01/15/2022	14,353

		39,268

	Road & Rail—0.22%
110,000	CSX Corp.
	3.250%, 06/01/2027	103,565
	Union Pacific Corp.
50,000	4.375%, 09/10/2038	50,725
160,000	4.100%, 09/15/2067	141,064

		295,354

	Semiconductors & Semiconductor Equipment—0.83%
10,000	Applied Materials, Inc.
	4.350%, 04/01/2047	10,021
	Broadcom Corp / Broadcom Cayman Finance Ltd.
250,000	2.375%, 01/15/2020	246,834
250,000	3.625%, 01/15/2024	242,302
75,000	3.125%, 01/15/2025	69,676
	Intel Corp.
30,000	1.700%, 05/19/2021	28,980
185,000	3.300%, 10/01/2021	186,874
170,000	2.350%, 05/11/2022	165,370
5,000	4.100%, 05/19/2046	5,037
14,000	3.734%, 12/08/2047	13,224
135,000	Microchip Technology, Inc.
	4.333%, 06/01/2023 (c)	135,376

		1,103,694

	Software—0.65%
	Microsoft Corp.
50,000	2.375%, 02/12/2022	48,913
155,000	4.450%, 11/03/2045	167,277
90,000	3.700%, 08/08/2046 (f)	87,750
	Oracle Corp.
155,000	4.300%, 07/08/2034	158,270
25,000	3.900%, 05/15/2035	24,282
50,000	3.800%, 11/15/2037	47,391
	salesforce.com, Inc.
85,000	3.250%, 04/11/2023	84,557
55,000	3.700%, 04/11/2028	54,673
200,000	Tencent Holdings Ltd.
	3.595%, 01/19/2028 (c)	189,430

		862,543

	Specialty Retail—0.18%
	Home Depot, Inc.
140,000	3.350%, 09/15/2025	137,933
65,000	5.875%, 12/16/2036	79,028
5,000	3.500%, 09/15/2056	4,308
25,000	Lowe’s Cos., Inc.
	3.700%, 04/15/2046	22,345

		243,614

	Technology Hardware, Storage & Peripherals—0.27%
	Apple, Inc.
185,000	2.400%, 05/03/2023	178,354
5,000	3.000%, 02/09/2024	4,901
20,000	3.350%, 02/09/2027	19,552
85,000	3.450%, 02/09/2045	76,157
	Hewlett Packard Enterprise Co.
75,000	6.350%, 10/15/2045	74,329

		353,293

	Tobacco—0.33%
	Altria Group, Inc.
40,000	4.250%, 08/09/2042	37,400
165,000	3.875%, 09/16/2046	145,335
170,000	Philip Morris International, Inc.
	2.625%, 03/06/2023	163,001
80,000	Reynolds American, Inc.
	5.850%, 08/15/2045	87,642

		433,378

	Wireless Telecommunication Services—0.69%
295,000	Sprint Spectrum Co., LLC
	5.152%, 09/20/2029 (c)	289,838
	Telefonica Emisiones SAU
150,000	4.103%, 03/08/2027	145,324
205,000	4.895%, 03/06/2048	189,669
285,000	Vodafone Group Plc
	4.375%, 05/30/2028	282,173

		907,004

	Total Corporate Obligations (Cost $41,185,019)	40,081,373

	FOREIGN GOVERNMENT DEBT OBLIGATIONS—0.96%
335,000	Abu Dhabi Government International Bond
	3.125%, 10/11/2027 (c)	312,488
100,000	Hungary Government International Bond
	6.250%, 01/29/2020	104,742
400,000	Japan Bank for International Cooperation
	2.125%, 07/21/2020	393,316
200,000	Qatar Government International Bond
	5.103%, 04/23/2048 (c)	199,846
255,000	Saudi Government International Bond
	4.000%, 04/17/2025 (c)	254,115

	Total Foreign Government Debt Obligations (Cost $1,287,434)	1,264,507

	MORTGAGE BACKED SECURITIES—U.S. GOVERNMENT AGENCY—37.39%
	Federal Home Loan Mortgage Corp.
68	Pool #E9-9763 4.500%, 09/01/2018	68
39	Pool #E9-9764 4.500%, 09/01/2018	39
495,432	Series K705, 2.303%, 09/25/2018 (b)	494,519
847,263	Series K706, 2.323%, 10/25/2018	845,283
600,000	Series K709, 2.086%, 03/25/2019	597,331
36,963	Pool #D9-6291 4.500%, 09/01/2023	38,504
86,719	Pool #G1-3624 5.000%, 08/01/2024	90,133
45,000	Series 2017-K729, 3.801%, 11/25/2024 (b)(c)	43,864
82,000	Series K-068, 3.244%, 08/25/2027	80,871
75,000	Series 2017-K71, 3.882%, 11/25/2027 (b)(c)	72,468
174,189	Series 2329, 6.500%, 06/15/2031	194,184
76,588	Series 2338, 6.500%, 07/15/2031	88,769
121,395	Pool #78-0447 4.087% (1 Year CMT Rate + 2.250%, 9.308% Cap, 0.000% Floor), 04/01/2033 (a)	128,360
105	Pool #A4-3129 5.500%, 02/01/2036	113
1,600,000	4.500%, 07/15/2040	1,665,072
700,000	4.500%, 08/15/2040	727,157
82,494	Series 3883, 3.000%, 05/15/2041	81,844
400,000	Pool #TBA 4.000%, 07/15/2041 (i)	407,740
517,699	Pool #U9-0688 4.000%, 05/01/2042	532,741
2,700,000	Pool #TBA 3.500%, 07/15/2042 (i)	2,686,038
739,929	Pool #Q4-9389 3.500%, 07/01/2047	736,942
663,707	Pool #Q5-2093 3.500%, 11/01/2047	660,875
	Federal National Mortgage Association
37,545	Series 2014-C01, 3.691% (1 Month LIBOR USD + 1.600%), 01/25/2024 (a)	37,796
225,000	Series 2018-C04, 2.852% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 12/26/2030 (a)	225,000
520,494	Pool #AJ8325 3.000%, 12/01/2026	520,274
110,000	Pool #AN6110 3.000%, 07/01/2027	106,155
150,000	Pool #AN6257 3.160%, 08/01/2027	146,673
155,111	Pool #AN7376 2.880%, 11/01/2027	148,127
870,000	Pool #AN8322 3.190%, 02/01/2028	852,560
1,030,000	Pool #AN8695 3.550%, 03/01/2028	1,038,288
3,734	Pool #544859 2.691% (11th District Cost of Funds Index + 1.796%, 14.689% Cap, 0.000% Floor), 08/01/2029 (a)	3,726
76,085	Pool #BC4938 2.500%, 04/01/2031	74,128
124,883	Pool #786848 7.000%, 10/01/2031	140,393
4,061	Pool #727181 5.000%, 08/01/2033	4,357
1,934	Pool #730727 5.000%, 08/01/2033	2,075
593	Pool #741862 5.500%, 09/01/2033	646
696	Pool #766197 5.500%, 02/01/2034	759
142	Pool #776974 5.500%, 04/01/2034	155
123,992	Pool #888504 3.942% (1 Year CMT Rate + 2.074%, 9.284% Cap, 0.000% Floor), 04/01/2034 (a)	130,726
318,586	Pool #MA1870 4.500%, 04/01/2034	333,514
6,396	Pool #775776 5.500%, 05/01/2034	6,968
134,900	Pool #802783 3.362% (12 Month LIBOR USD + 1.612%, 10.24% Cap, 0.000% Floor), 10/01/2034 (a)	140,771
4,566	Pool #781629 5.500%, 12/01/2034	4,972
6,372	Pool #822815 5.500%, 04/01/2035	6,941

5,067	Pool #357850 5.500%, 07/01/2035	5,532
3,066	Pool #820242 5.000%, 07/01/2035	3,286
874	Pool #838452 5.500%, 09/01/2035	953
4,928	Pool #865854 6.000%, 03/01/2036	5,413
7,430	Pool #891474 6.000%, 04/01/2036	8,200
6,682	Pool #906000 6.000%, 01/01/2037	7,361
62	Pool #928062 5.500%, 02/01/2037	68
99	Pool #899119 5.500%, 04/01/2037	106
503,428	Pool #AS9772 3.500%, 06/01/2037	509,191
184	Pool #970131 5.500%, 03/01/2038	201
53	Pool #981313 5.500%, 06/01/2038	57
117	Pool #985108 5.500%, 07/01/2038	127
54	Pool #964930 5.500%, 08/01/2038	57
82	Pool #987032 5.500%, 08/01/2038	89
108	Pool #968371 5.500%, 09/01/2038	117
39	Pool #993050 5.500%, 12/01/2038	42
20,343	Pool #993579 4.000%, 05/01/2039	20,900
3,990	Pool #AA5840 4.000%, 06/01/2039	4,099
58,302	Pool #AA8715 4.000%, 06/01/2039	59,955
208,820	Pool #AD0586 4.500%, 12/01/2039	220,204
580,398	Pool #AD4062 5.000%, 05/01/2040	622,731
494,027	Pool #AD6929 5.000%, 06/01/2040	530,078
12,509	Pool #AD9896 4.000%, 08/01/2040	12,853
14,879	Pool #AB1500 4.000%, 09/01/2040	15,289
12,942	Pool #AD9856 4.000%, 09/01/2040	13,298
9,377	Pool #AE2559 4.000%, 09/01/2040	9,635
3,339	Pool #AE2562 4.000%, 09/01/2040	3,430
4,189	Pool #AE2566 4.000%, 09/01/2040	4,285
27,421	Pool #AE4124 4.000%, 10/01/2040	28,175
15,574	Pool #AE4888 4.000%, 10/01/2040	16,003
23,948	Pool #AE3916 4.000%, 11/01/2040	24,607
3,127	Pool #AE5147 4.000%, 11/01/2040	3,213
39,350	Pool #AE8715 4.000%, 11/01/2040	40,434
4,633	Pool #AH0006 4.000%, 12/01/2040	4,760
12,786	Pool #AH0020 4.000%, 12/01/2040	13,138
23,033	Pool #AH0599 4.000%, 12/01/2040	23,631
8,363	Pool #AH0601 4.000%, 12/01/2040	8,593
16,557	Pool #AH1263 4.000%, 01/01/2041	17,013
69,968	Pool #AL5233 4.000%, 01/01/2041	71,877
5,604	Pool #AH4659 4.000%, 02/01/2041	5,758
77,545	Pool #AH5653 4.000%, 02/01/2041	79,680
107,611	Pool #AL0934 5.000%, 02/01/2041	115,481
150,356	Pool #AD1889 4.500%, 03/01/2041	158,259
9,305	Pool #AH6150 4.000%, 03/01/2041	9,561
98,842	Pool #AL0215 4.500%, 04/01/2041	104,039
79,891	Pool #AL0187 5.000%, 05/01/2041	85,717
14,408	Pool #AL0456 5.000%, 06/01/2041	15,463
10,200,000	Pool #TBA 3.500%, 07/15/2041 (i)	10,152,816
63,216	Pool #AI8842 4.500%, 08/01/2041	66,405
36,627	Pool #AL0815 4.000%, 09/01/2041	37,862
72,308	Series 2012-21, 2.000%, 09/25/2041	68,268
12,901	Pool #AJ1562 4.000%, 10/01/2041	13,336
13,150	Pool #AJ1972 4.000%, 10/01/2041	13,594
644,305	Pool #AJ2212 4.500%, 10/01/2041	676,614
18,475	Pool #AJ4756 4.000%, 10/01/2041	19,098
15,903	Pool #AJ3330 4.000%, 11/01/2041	16,439
15,724	Pool #AJ4549 4.000%, 11/01/2041	16,254
12,909	Pool #AJ4698 4.000%, 11/01/2041	13,345
25,160	Pool #AJ5424 4.000%, 11/01/2041	26,008
9,999	Pool #AJ7840 4.000%, 11/01/2041	10,336
16,152	Pool #AB3995 4.000%, 12/01/2041	16,697
15,528	Pool #AI0848 4.000%, 12/01/2041	16,051
13,524	Pool #AJ4187 4.000%, 12/01/2041	13,980
17,225	Pool #AJ5736 4.000%, 12/01/2041	17,806
10,130	Pool #AJ5968 4.000%, 12/01/2041	10,409
20,037	Pool #AJ6061 4.000%, 12/01/2041	20,712
13,054	Pool #AJ7868 4.000%, 12/01/2041	13,494
28,342	Pool #AJ8104 4.000%, 12/01/2041	29,292
18,011	Pool #AJ8109 4.000%, 12/01/2041	18,618
10,759	Pool #AJ8171 4.000%, 12/01/2041	11,122
19,361	Pool #AJ8341 4.000%, 12/01/2041	20,014
31,565	Pool #AJ8436 4.000%, 12/01/2041	32,630
12,130	Pool #AJ8912 4.000%, 12/01/2041	12,539
16,213	Pool #AJ9248 4.000%, 12/01/2041	16,760
139,334	Series 2012-18, 2.000%, 12/25/2041	132,073
149,518	Series 2012-75, 2.500%, 12/25/2041	144,524

14,811	Pool #AJ2446 4.000%, 01/01/2042	15,219
20,455	Pool #AJ7538 4.000%, 01/01/2042	21,145
5,899	Pool #AJ8001 4.000%, 01/01/2042	6,061
18,964	Pool #AJ8369 4.000%, 01/01/2042	19,603
17,495	Pool #AJ9162 4.000%, 01/01/2042	18,084
98,645	Pool #AJ9330 4.000%, 01/01/2042	101,969
10,941	Pool #AJ9779 4.000%, 01/01/2042	11,222
16,977	Pool #AK0170 4.000%, 01/01/2042	17,550
34,408	Pool #AK0543 4.000%, 01/01/2042	35,568
13,700	Pool #AK0563 4.000%, 01/01/2042	14,162
27,930	Pool #AK1827 4.000%, 01/01/2042	28,871
360,402	Pool #AL2752 5.000%, 03/01/2042	386,782
83,461	Series 2012-52, 3.500%, 05/25/2042	84,443
83,710	Pool #AB5529 4.000%, 07/01/2042	85,933
800,000	Pool #TBA 3.000%, 07/15/2042 (i)	775,031
195,616	Pool #AB6228 3.500%, 09/01/2042	196,229
392,539	Pool #AQ9316 2.500%, 01/01/2043	369,534
192,123	Series 2015-48, 3.000%, 02/25/2043	189,589
1,059,562	Pool #AT2720 3.000%, 05/01/2043	1,035,813
795,483	Pool #AT5900 3.000%, 06/01/2043	777,342
438,135	Pool #AU1625 3.500%, 07/01/2043	438,948
197,364	Series 2018-38, 3.500%, 03/25/2045	199,206
702,954	Pool #AS5469 4.000%, 07/01/2045	720,426
781,666	Pool #AZ0832 4.000%, 07/01/2045	798,523
153,397	Pool #AS5597 3.500%, 08/01/2045	153,183
125,201	Series 2016-11, 2.500%, 03/25/2046	120,454
924,064	Pool #AS7170 3.500%, 05/01/2046	922,917
940,137	Pool #AS7242 3.500%, 05/01/2046	938,970
684,702	Pool #BC9468 3.000%, 06/01/2046	664,503
856,525	Pool #AS7492 4.000%, 07/01/2046	875,661
386,642	Pool #AS8299 3.000%, 11/01/2046	375,745
586,984	Pool #AS8947 3.500%, 03/01/2047	585,203
145,436	Pool #MA3038 4.500%, 06/01/2047	151,901
169,791	Series 2017-72, 3.000%, 09/25/2047	167,326
176,716	Series 2017-72, 3.000%, 09/25/2047	174,140
162,191	Series 2018-23, 3.500%, 04/25/2048	163,562
	Government National Mortgage Association
11,807	Pool #614436X 5.000%, 08/15/2033	12,347
35,558	Pool #736686X 5.000%, 02/15/2039	37,903
658,059	Pool #723248X 5.000%, 10/15/2039	703,779
1,500,000	Pool #TBA 4.500%, 07/15/2041 (i)	1,559,310
351,267	Pool #783403X 3.500%, 09/15/2041	354,213
500,000	Pool #TBA 3.500%, 07/15/2042 (i)	501,267
1,300,000	Pool #TBA 4.000%, 07/15/2042 (i)	1,332,500
800,000	Pool #TBA 3.000%, 07/15/2045 (i)	782,734
1,400,000	Pool #TBA 3.500%, 07/15/2045 (i)	1,405,496
145,484	Pool #MA4587M 4.000%, 07/20/2047	149,836
353,592	Pool #MA4652M 3.500%, 08/20/2047	355,384
694,301	Pool #MA4778M 3.500%, 10/20/2047	697,820
539,745	Pool #MA4779M 4.000%, 10/20/2047	553,942
732,546	Pool #MA4780M 4.500%, 10/20/2047	762,025

	Total Mortgage Backed Securities—U.S. Government Agency (Cost $49,720,826)	49,487,348

	MUNICIPAL DEBT OBLIGATIONS—0.29%
	California, GO,
80,000	7.550%, 04/01/2039	118,261
10,000	7.350%, 11/01/2039	14,268
20,000	7.625%, 03/01/2040	29,568
45,000	7.600%, 11/01/2040	67,853
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	136,908
15,000	University of California Medical Center, Revenue Bond,
	6.548%, 05/15/2048	20,225

	Total Municipal Debt Obligations (Cost $370,627)	387,083

Notional Amount
	Purchased Options—0.08%
	Put Interest Rate Swaption—0.08%
2,410,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate,
	Counterparty: Bank of America
	Expiration: 05/30/2019
	Exercises Rate: 3.200% (d)	33,133
2,245,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate,
	Counterparty: Goldman Sachs
	Expiration: 05/30/2019
	Exercises Rate: 3.200% (d)	30,864
821,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate,
	Counterparty: Bank of America
	Expiration: 05/13/2019
	Exercises Rate: 3.250% (d)	9,716
2,620,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate,
	Counterparty: Bank of America
	Expiration: 05/13/2019
	Exercises Rate: 3.250% (d)	31,005

	Total Purchased Options (Cost $124,437)	104,718

	U.S. TREASURY OBLIGATIONS—15.08%
	U.S. Treasury Bonds—8.34%
3,105,465	0.375%, 07/15/2027 (g)(h)	3,022,412
219,000	4.500%, 08/15/2039	273,156
320,000	4.375%, 11/15/2039	393,138
2,460,000	3.125%, 11/15/2041	2,528,707
545,000	3.625%, 08/15/2043	607,632
1,380,000	3.750%, 11/15/2043	1,569,184
240,000	3.000%, 11/15/2045	240,905
2,365,000	2.500%, 05/15/2046	2,149,102
255,000	3.000%, 02/15/2047	255,976
	U.S. Treasury Notes—6.74%
3,745,000	2.000%, 02/15/2022	3,659,055
3,220,000	2.375%, 08/15/2024	3,143,965
1,707,000	2.000%, 02/15/2025	1,623,784
72,000	1.625%, 05/15/2026	65,873
455,000	2.000%, 11/15/2026	426,482

	Total U.S. Treasury Obligations (Cost $20,175,632)	19,959,371

Number of Shares
	SHORT TERM INVESTMENTS—1.54%
	Money Market Funds—1.54%
	Deutsche Government Money Market Series—Institutional Shares
2,033,634	Effective Yield, 1.81% (e)	2,033,634

	Total Short Term Investments (Cost $2,033,634)	2,033,634

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—1.95%
	Investments Purchased with Proceeds from Securities Lending—1.95%
	Mount Vernon Liquid Assets Portfolio, LLC
2,578,725	Effective Yield, 2.21% (e)	2,578,725

	Total Investments Purchased with Proceeds from Securities Lending (Cost $2,578,725)	2,578,725

	Total Investments (Cost $158,954,463)—118.62%	156,985,640
	Liabilities in Excess of Other Assets—(18.62)%	(24,637,965)

	TOTAL NET ASSETS—100.00%	$132,347,675

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2018.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2018.
(c)

Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another expemption from registration. The value of these securities total $31,305,403, which represents 23.65% of total net assets.

(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $1,812,655, which represents 1.37% of total net assets.
(e)	Seven-day yield as of June 30, 2018.

(f)	All or portion of this security is on loan.
(g)	Represents a U.S. Treasury Inflation Protected Security.
(h)	All or a portion of this security is held as collateral for certain swap and futures contracts.
(i)	Security purchased on a when-issued basis. On June 30, 2018, the total value of investments purchased on a when-issued basis was $19,602,932 or 14.81% of total net assets.
(j)	Value determined using significant unobservable inputs.
(k)	This security was fair valued in good faith by the Adviser’s Valuation Committee. The aggregate value of this security at June 30, 2018 was $179,963, which represents 0.14% of total net assets.

Glossary of Terms

LIBOR London Interbank Offered Rate

Schedule of Open Futures Contracts (Unaudited)

June 30, 2018

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
Eurodollar 90 Day Futures	27	6,563,700	Mar-19	$(805)
Eurodollar 90 Day Futures	(27)	(6,548,850)	Mar-20	7,619
U.S. Treasury 10 Year Note Futures	(29)	(3,485,438)	Sep-18	(11,399)
U.S. Treasury 10 Year Ultra Bond Futures	(22)	(2,821,156)	Sep-18	(34,876)
U.S. Treasury 2 Year Note Futures	29	6,143,016	Sep-18	(2,455)
U.S. Treasury 5 Year Note Futures	135	15,338,320	Sep-18	33,200
U.S. Treasury Ultra Bond Futures	7	1,116,938	Sep-18	26,050

				$17,334

Schedule of Open Swap Contracts (Unaudited)

Credit Default Swaps on Credit Indices—Sell Protection(1)

June 30, 2018

Reference Obligation	Implied Credit Spread at 6/30/2018(2)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-NA.IG.30 Index**	0.67%	1.000%	6/20/2023	Morgan Stanley	$490,000	$7,373	$7,638	($265)

						$7,373	$7,638	($265)

Interest Rate Swaps

June 30, 2018

Pay/Receive Floating Rate	Floating Rate Index	Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.060%	Annual	11/15/2024	Morgan Stanley	$508,000	$(23,987)	$10,920	$(34,907)
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.179%	Annual	11/15/2024	Morgan Stanley	350,000	(14,576)	(543)	(14,033)
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.179%	Annual	11/15/2024	Morgan Stanley	355,000	(14,784)	—	(14,784)
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.250%	Annual	11/15/2024	Morgan Stanley	45,000	(1,656)	522	(2,178)
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.250%	Annual	11/15/2024	Morgan Stanley	170,000	(6,255)	1,971	(8,226)
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.453%	Annual	11/15/2024	Morgan Stanley	205,000	764	—	764
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.454%	Annual	11/15/2024	Morgan Stanley	240,000	884	—	884
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.459%	Annual	11/15/2024	Morgan Stanley	235,000	930	—	930
Pay	1-Day Overnight Fed Funds Effective Rate*	Annual	2.535%	Annual	11/15/2024	Morgan Stanley	770,284	(892)	—	(892)
Receive	1-Day Overnight Fed Funds Effective Rate*	Annual	2.550%	Annual	11/15/2024	Morgan Stanley	611,743	(1,467)	—	(1,467)
Pay	1-Day Overnight Fed Funds Effective Rate*	Annual	2.556%	Annual	11/15/2024	Morgan Stanley	222,000	(532)	—	(532)
Pay	1-Day Overnight Fed Funds Effective Rate*	Annual	2.529%	Annual	11/15/2024	Morgan Stanley	615,973	(507)	—	(507)
Receive	3-MO-USD-LIBOR*	Annual	2.250%	Annual	9/21/2026	Morgan Stanley	4,143,000	199,361	(181,289)	380,650
Receive	3-MO-USD-LIBOR*	Annual	2.750%	Annual	12/20/2047	Morgan Stanley	775,000	21,582	(30,425)	52,006
Receive	3-MO-USD-LIBOR*	Annual	2.250%	Annual	6/20/2028	Morgan Stanley	4,241,000	251,158	229,836	21,322

							$13,487,000	$410,022	$30,993	$379,030

1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

3)

The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*	Centrally cleared swap, clearing agent: Clearnet
**	Centrally cleared swap, clearing agent: Intercontinental Exchange

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments (Unaudited)

June 30, 2018

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS—98.62%
	Alabama—1.44%
	The Lower Alabama Gas District, Series A, Revenue Bond,
100,000	5.000%, 09/01/2034	$117,711
225,000	5.000%, 09/01/2046	272,754

		390,465

	Alaska—0.31%
85,000	Northern Tobacco Securitization Corp., Series A, Revenue Bond,
	5.000%, 06/01/2046	85,000

	Arizona—2.89%
	Arizona Board of Regents, Refunding, Revenue Bond,
145,000	5.000%, 07/01/2028	161,206
55,000	5.000%, 07/01/2028	60,992
150,000	Arizona Industrial Development Authority, Revenue Bond,
	6.000%, 07/01/2047	158,092
100,000	City of Phoenix Industrial Development Authority, Series A, Revenue Bond,
	5.000%, 07/01/2037	111,044
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	35,125
30,000	5.000%, 06/15/2052	30,032
150,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	182,454
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond,
	6.125%, 10/01/2052	42,776

		781,721

	Arkansas—0.96%
250,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	259,078

	California—15.84%
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond,
	5.000%, 11/15/2031	118,284

100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2042	110,717
195,000	California Municipal Finance Authority, Mobile Home Park, Series A, Prerefunded, Revenue Bond,
	6.400%, 08/15/2045	211,934
150,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 12/31/2047	168,429
200,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	232,008
	California Statewide Communities Development Authority, Series A, Revenue Bond,
160,000	6.125%, 11/01/2033	183,930
150,000	5.250%, 12/01/2056	161,970
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	335,067
265,000	California, Prerefunded, GO,
	6.500%, 04/01/2033	275,189
	California, Refunding, GO,
150,000	5.000%, 10/01/2029	169,035
235,000	6.500%, 04/01/2033	243,660
300,000	5.000%, 11/01/2043	335,754
	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
100,000	4.000%, 06/01/2031	106,134
10,000	5.125%, 06/01/2047	10,000
	Golden State Tobacco Securitization Corp., Series A-1, Refunding, Revenue Bond,
100,000	5.000%, 06/01/2024	113,598
125,000	5.000%, 06/01/2047	128,476
180,000	5.250%, 06/01/2047	187,470
500,000	Los Angeles Department of Airports, Series A, Revenue Bond,
	5.250%, 05/15/2029	515,725
250,000	M-S-R Energy Authority, Revenue Bond,
	6.500%, 11/01/2039	357,280
300,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	316,236

		4,280,896

	Colorado—3.49%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	152,244
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	149,180
220,000	Public Authority for Colorado Energy, Revenue Bond,
	6.500%, 11/15/2038	306,788
300,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	335,013

		943,225

	Delaware—1.03%
35,000	County of Kent, Series A, Revenue Bond,
	5.000%, 07/01/2053	37,742
200,000	Delaware, Series A, Refunding, GO,
	5.000%, 01/01/2027	240,426

		278,168

	Florida—4.06%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	312,045
100,000	Florida Development Finance Corp., Revenue Bond,
	5.625%, 01/01/2047 (a)(b)	103,067
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	249,383
355,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	373,982
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	46,163
10,000	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
	7.250%, 06/01/2034	11,466

		1,096,106

	Georgia—1.25%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	337,965

	Illinois—8.29%
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	107,924
100,000	5.000%, 04/01/2046	107,618

100,000	Chicago Board of Education, Series G, Refunding, GO,
	5.000%, 12/01/2044	102,256
100,000	Chicago Board of Education, Series H, GO,
	5.000%, 12/01/2036	102,793
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	78,654
65,000	Chicago, Series A, Refunding, GO,
	5.250%, 01/01/2029	69,071
225,000	Illinois Finance Authority, Prerefunded, Revenue Bond,
	7.000%, 08/15/2044	238,363
160,000	Illinois Finance Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2047	166,202
140,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.000%, 02/15/2047	151,600
	Illinois, GO,
345,000	5.000%, 01/01/2029	363,040
20,000	5.000%, 05/01/2036	20,620
70,000	5.000%, 11/01/2036	73,046
30,000	5.000%, 02/01/2039	30,851
30,000	Illinois, Series A, GO,
	5.000%, 04/01/2038	30,774
100,000	O’Hare International Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2032	111,597
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	166,758
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond,
	5.000%, 01/01/2040	167,915
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond,
	7.125%, 11/01/2043	149,827

		2,238,909

	Indiana—4.46%
500,000	Fishers Redevelopment District, Prerefunded, Revenue Bond,
	5.250%, 07/15/2034	527,530
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond,
	5.000%, 11/15/2034	112,986
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond,
	5.250%, 01/01/2032	288,180

125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	140,924
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	135,526

		1,205,146

	Kentucky—0.99%
250,000	Kentucky Economic Development Finance Authority, Series A, Revenue Bond,
	5.000%, 06/01/2045	266,838

	Louisiana—0.84%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	225,830

	Maryland—0.80%
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	215,066

	Michigan—0.41%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond,
	5.000%, 09/01/2033	110,557

	Minnesota—2.87%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	101,452
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	179,195
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	170,868
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)(b)	324,804

		776,319

	Missouri—2.11%
200,000	Conley Road Transportation Development District, Revenue Bond,
	5.375%, 05/01/2047	204,394
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	366,285

		570,679

	Montana—0.39%
100,000	City of Kalispell, Series A, Revenue Bond,
	5.250%, 05/15/2047	104,906

	Nebraska—3.44%
200,000	Central Plains Energy Project, Revenue Bond,
	5.000%, 09/01/2042	240,922
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	147,605
500,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond,
	5.000%, 02/01/2027	539,855

		928,382

	New Hampshire—0.48%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	129,817

	New Jersey—1.27%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	164,323
25,000	South Jersey Port Corp., Series A, Revenue Bond,
	5.000%, 01/01/2049	27,248
40,000	Tobacco Settlement Financing Corp., Series A, Revenue Bond,
	5.000%, 06/01/2046	44,036
100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond,
	5.000%, 06/01/2046	107,688

		343,295

	New York—9.12%
325,000	Brooklyn Arena Local Development Corp., Prerefunded, Revenue Bond,
	6.500%, 07/15/2030	349,333
200,000	City of New York, Series B, GO,
	5.000%, 10/01/2038	231,202
100,000	City of New York, Series E, GO,
	5.000%, 03/01/2041	115,844
140,000	New York City Industrial Development Agency, Revenue Bond,
	5.750%, 10/01/2036	141,350
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	43,955
35,000	New York City, Series I, Unrefunded, GO,
	5.375%, 04/01/2036	35,949
100,000	New York Dormitory Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2035	111,072

250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	275,420
500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond,
	5.500%, 10/15/2027	617,495
175,000	New York Liberty Development Corp., Refunding, Revenue Bond,
	5.250%, 10/01/2035	217,752
100,000	New York Transportation Development Corp., Revenue Bond,
	5.000%, 01/01/2036	111,857
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	211,828

		2,463,057

	North Carolina—1.32%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	357,069

	Ohio—4.42%
	Buckeye Tobacco Settlement Financing Authority, Series A, Revenue Bond,
550,000	5.875%, 06/01/2047	552,354
145,000	6.500%, 06/01/2047	148,716
135,000	County of Cuyahoga, Revenue Bond,
	5.250%, 02/15/2047	145,761
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	109,651
200,000	Ohio, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2031	237,010

		1,193,492

	Oklahoma—0.25%
60,000	Oklahoma Development Finance Authority, Series B, Revenue Bond,
	5.500%, 08/15/2057	68,444

	Pennsylvania—4.40%
100,000	Allentown Neighborhood Improvement Zone Development Authority, Revenue Bond,
	5.000%, 05/01/2033	110,018
350,000	Butler County Hospital Authority, Prerefunded, Revenue Bond,
	7.125%, 07/01/2029	368,966
300,000	Commonwealth Financing Authority, Revenue Bond,
	5.000%, 06/01/2034	339,015

150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond,
	6.750%, 12/01/2053	155,783
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond,
	5.800%, 07/01/2030	215,562

		1,189,344

	South Carolina—1.68%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	454,428

	South Dakota—0.41%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2026	109,498

	Texas—7.65%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	219,628
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	110,450
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	221,248
200,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	218,140
225,000	North Texas Tollway Authority, Refunding, Revenue Bond,
	4.000%, 01/01/2038	231,484
150,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2043	171,165
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	114,000
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond,
	6.625%, 11/15/2037	111,668
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	215,192
200,000	7.500%, 06/30/2033	219,556
85,000	7.000%, 12/31/2038	100,872
115,000	6.750%, 06/30/2043	134,572

		2,067,975

	Utah—2.45%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond,
	5.000%, 07/01/2042	114,814
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	547,160

		661,974

	Virginia—2.51%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond,
	7.508%, 06/01/2047 (c)	168,548
390,000	Virginia College Building Educational Facilities Authority, Revenue Bond,
	5.750%, 01/01/2034	508,354

		676,902

	Washington—2.26%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	357,081
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	252,565

		609,646

	Wisconsin—4.53%
100,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 05/01/2025	110,279
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
155,000	5.000%, 07/01/2022	163,198
150,000	5.750%, 10/01/2031	151,501
225,000	5.250%, 05/15/2047	245,302
10,000	Wisconsin, Series 2, Prerefunded, GO,
	5.000%, 05/01/2025	11,096
490,000	Wisconsin, Series 2, Unrefunded, GO,
	5.000%, 05/01/2025	542,749

		1,224,125

	Total Municipal Debt Obligations (Cost $25,323,574)	26,644,322

Number of Shares
	SHORT TERM INVESTMENTS—0.06%
	Money Market Funds—0.06%
16,033	Government TaxAdvantage Portfolio—Institutional Shares
	Effective Yield, 1.71% (b)	16,033

	Total Short Term Investments (Cost $16,033)	16,033

Total Investments (Cost $25,339,607)—98.68%	26,660,355
Other Assets in Excess of Liabilities—1.32%	357,415

TOTAL NET ASSETS—100.00%	$27,017,770

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security—the rate is determined by the Remarketing Agent.
(b)	Seven-day yield as June 30, 2018.
(c)	Zero coupon bond. The Effective yield is listed.

Glossary of Terms

CMI - California Mortgage Insurance

GO - General Obligation

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, convertable obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, swaptions, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including futures and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2018:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$296,273,266	$—	$—	$296,273,266
Investment Companies	10,251,118	—	—	10,251,118
Real Estate Investment Trusts	4,228,216	—	—	4,228,216
Short Term Investments	2,303,410	—	—	2,303,410
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	29,561,320

Total Investments in Securities	$313,056,010	$—	$—	$342,617,330

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,117,373	$7,098,384	$—	$9,215,757
Consumer Staples	2,962,924	5,210,807	—	8,173,731
Energy	2,068,792	3,834,343	—	5,903,135
Financials	2,660,645	13,429,472	—	16,090,117
Health Care	162,586	2,981,246	—	3,143,832
Industrials	681,936	3,447,877	—	4,129,813
Information Technology	6,913,424	18,740,423	—	25,653,847
Materials	1,467,401	3,328,637	—	4,796,038
Real Estate	—	1,589,335	—	1,589,335
Telecommunication Services	742,248	2,827,869	—	3,570,117
Utilities	512,737	1,371,787	—	1,884,524

Total Common Stocks	20,290,066	63,860,180	—	84,150,246
Investment Companies	11,064,565	—	—	11,064,565
Preferred Stocks
Consumer Staples	—	401,391	—	401,391
Energy	432,109	—	—	432,109
Financials	1,398,773	—	—	1,398,773
Information Technology	—	575,758	—	575,758
Materials	303,036	—	—	303,036
Utilities	118,731	—	—	118,731
Total Preferred Stocks	2,252,649	977,149	—	3,229,798
Short Term Investments	508,192	—	—	508,192
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	4,582,758

Total Investments in Securities	$34,115,472	$64,837,329	$—	$103,535,559

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$1,126,227
Transfers out of Level 1	(833,881)

Net Transfers into/(out of) Level 1	$292,346

Transfers into Level 2	$833,881
Transfers out of Level 2	(1,126,227)

Net Transfers into/(out of) Level 2	$(292,346)

Transfers between Level 1 and Level 2 were made due to valuation adjustments for certain foreign common stocks applied at the beginning or end of the reporting period when correlation patterns of price movements of foreign securities to the intraday trading in the U.S. markets reached the Fund’s predeterminded threshold.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$53,186,867	$—	$0	$53,186,867
Investment Companies	1,993,529	—	—	1,993,529
Real Estate Investment Trusts	3,300,294	—	—	3,300,294
Rights	—	—	0	0
Short Term Investments	259,479	—	—	259,479
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	11,194,400

Total Investments in Securities	$58,740,169	$—	$—	$69,934,569

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2018	$0	$0
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—

Balance as of June 30, 2018	$0	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2018.	$—	$—

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Constuction& Engineering	$669,691	$—	$—	$669,691
Consumer Discretionary	2,001,216	32,039,363	—	34,040,579
Consumer Staples	1,759,861	23,335,764	—	25,095,625
Energy	1,158,512	7,414,975	—	8,573,487
Financials	6,951,237	29,498,751	—	36,449,988
Health Care	1,586,745	17,674,409	—	19,261,154
Industrials	669,485	21,832,944	—	22,502,429
Information Technology	1,480,373	16,442,788	—	17,923,161
Materials	1,274,592	12,882,751	—	14,157,343
Real Estate	—	2,306,246	—	2,306,246
Telecommunication Services	—	3,523,207	—	3,523,207
Utilities	119,593	3,704,128	—	3,823,721

Total Common Stocks	17,671,305	170,655,326	—	188,326,631
Investment Companies	9,053,492	—	—	9,053,492
Participatory Notes	—	57,540	—	57,540
Preferred Stocks
Consumer Discretionary	—	337,632	—	337,632
Health Care	—	173,882	—	173,882
Materials	—	296,617	—	296,617

Total Preferred Stocks	—	808,131	—	808,131
Real Estate Investment Trusts	—	1,060,533	—	1,060,533
Rights	—	—	0	$0
Short Term Investments	1,517,145	—	—	1,517,145
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	1,569,760

Total Investments in Securities	$28,241,942	$172,581,530	$0	$202,393,232

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$366,701
Transfers out of Level 1	—

Net Transfers into/(out of) Level 1	$366,701

Transfers into Level 2	$—
Transfers out of Level 2	(366,701)

Net Transfers into/(out of) Level 2	$(366,701)

Transfers between Level 1 and Level 2 were made due to valuation adjustments for certain foreign common stocks applied at the beginning or end of the reporting period when correlation patterns of price movements of foreign securities to the intraday trading in the U.S. markets reached the Fund’s predeterminded threshold.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2018	$—
Purchases	0
Sales proceeds and paydowns	—
Accreted discounts, net	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—

Balance as of June 30, 2018	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2018.	$—

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$26,290,779	$179,963	$26,470,742
Collateralized Mortgage Obligations	—	14,618,139	—	14,618,139
Corporate Obligations	—	40,081,373	—	40,081,373
Foreign Government Debt Obligations	—	1,264,507	—	1,264,507
Mortgage Backed Securities—U.S. Government Agency	—	49,487,348	—	49,487,348
Municipal Debt Obligations	—	387,083	—	387,083
U.S. Treasury Obligations	—	19,959,371	—	19,959,371

Total Fixed Income	—	152,088,601	179,963	152,268,564
Swaptions	—	104,718		104,718
Short Term Investments	2,033,634	—	—	2,033,634
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	2,578,725

Total Investments in Securities	$2,033,634	$152,193,319	$179,963	$156,985,640

Other Financial Instruments**
Futures	$17,334	$—	$—	$17,334
Swaps	—	378,765	—	378,765

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Asset Backed Securities
Balance as of April 1, 2018	$0
Purchases	179,963
Sales proceeds and paydowns	—
Accreted discounts, net	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—

Balance as of June 30, 2018	$179,963

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2018.	$—

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$—	$26,644,322	$—	$26,644,322
Short Term Investments	16,033	—	—	16,033

Total Investments in Securities	$16,033	$26,644,322	$—	$26,660,355

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities—Values of Derivative Instruments as of June 30, 2018.

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Credit Contracts—Swaps	Appreciation on swap agreements	$—	Depreciation on swap agreements	$265
Interest Rate Contracts—Swaps	Appreciation on swap agreements	456,557	Depreciation on swap agreements	77,527
Interest Rate Contracts—Futures*	Unrealized appreciation on futures contracts	66,869	Unrealized depreciation on futures contracts	49,535

Total		$523,426		$127,327

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly value outstanding of purchased and written options during the year ended June 30, 2018 were as follows:

Purchased Options	$75,492
Written Options	—

The average monthly notional amount outstanding of futures and swaps during the period ended June 30, 2018 were as follows:

Long Positions		Short Positions
Futures	$24,241,665	Futures	($11,508,453)
Swaps	12,970,750	Swaps	—

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2018, the Funds (excluding the Tax-Exempt Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending
Large Cap Core Fund	$29,561,320
Emerging Markets Fund	4,582,758
Small/Mid Cap Core Fund	11,194,400
World ex-US Fund	1,569,760
Core Fixed Income Fund	2,578,725
Tax-Exempt Fixed Income Fund	—

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/28/2018

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	08/28/2018